ANNUAL REPORT AS OF
SEPTEMBER 30, 2000

SEI INSTITUTIONAL
MANAGED TRUST

--------------------------------------------------------------------------------
Large Cap Value Fund
--------------------------------------------------------------------------------
Large Cap Growth Fund
--------------------------------------------------------------------------------
Tax-Managed Large Cap Fund
--------------------------------------------------------------------------------
Small Cap Value Fund
--------------------------------------------------------------------------------
Small Cap Growth Fund
--------------------------------------------------------------------------------
Mid-Cap Fund
--------------------------------------------------------------------------------
Capital Appreciation Fund
--------------------------------------------------------------------------------
Equity Income Fund
--------------------------------------------------------------------------------
Balanced Fund
--------------------------------------------------------------------------------
Core Fixed Income Fund
--------------------------------------------------------------------------------
High Yield Bond Fund
--------------------------------------------------------------------------------

[SEI Investments logo omitted]

TABLE OF CONTENTS
--------------------------------------------------------------------------------



MANAGEMENT'S DISCUSSION AND ANALYSIS OF
  FUND PERFORMANCE........................................    1
STATEMENTS OF NET ASSETS
        /SCHEDULES OF INVESTMENTS.........................   19
STATEMENTS OF ASSETS AND LIABILITIES......................   77
STATEMENTS OF OPERATIONS..................................   78
STATEMENTS OF CHANGES IN NET ASSETS.......................   80
FINANCIAL HIGHLIGHTS......................................   82
NOTES TO FINANCIAL STATEMENTS.............................   85
REPORT OF INDEPENDENT ACCOUNTANTS.........................   92

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- SEPTEMBER 30, 2000

                              LARGE CAP VALUE FUND
                 ADVISER--SEI INVESTMENTS MANAGEMENT CORPORATION SUB-ADVISERS--MELLON EQUITY ASSOCIATES, LLP
                                 SANFORD C. BERNSTEIN & CO.
                                 LSV ASSET MANAGEMENT L.P.
                                 IRIDIAN ASSET MANAGEMENT

OBJECTIVE
      The Fund seeks to provide long-term growth of capital and income.

STRATEGY
      With respect to this Fund, SEI Investments Management Corporation employs a multi-manager structure to gain exposure to the entire large cap value sector, adding value through stock selection while minimizing risk in the form of capitalization, valuation and economic sector exposures. Assets of the Fund are strategically allocated among its four sub-advisers, each of whom has responsibility for stock selection for its respective assets under management.
      Through various investment approaches, each sub-adviser contributes a unique expertise or substyle to the Fund. LSV Asset Management L.P. invests in companies trading at deep discounts to their intrinsic value. Mellon Equity Associates, LLP invests primarily in large cap value stocks that are representative of the market. Sanford C. Bernstein & Co. incorporates intensive fundamental research to invest in undervalued stocks where there is a relationship between the current price, its future earnings power and dividend producing capability. Iridian Asset Management, our most recent addition, is a "bottom-up" manager investing in large-cap value stocks. As a "relative value" manager, Iridian identifies potential catalysts of "corporate change" and buys undervalued companies that they expect will benefit from the change, and are therefore poised for growth. This addition is intended to achieve a more style-neutralposition relative to the benchmark, and further controls unnecessary "substyle" risk.

ANALYSIS
      The Large Cap Value Fund posted a 4.47% return for the fiscal year ended September 30th, 2000, as divergence between the "old economy" and the "new economy" stocks continued. Interest rate and inflation concerns, as well as surging oil prices further fueled the narrowness in the market place, where a handful of technology related stocks drove much of the market returns.
      The earlier part of the year was characterized by technology dominating the marketplace. The Large Cap Value Fund was underweight in this segment of the market, as none of our value managers could justify such lofty valuations. Instead, they were positioning their portfolio in deep value industries such as commodities, retail and banks as these industries were trading at attractive valuations.
      The Fund underperformed the Russell 1000 Value Index benchmark, which had a return of 8.91% for the comparable time period. Strong stock selection in the portfolio was offset by weaker performance from industry exposures. Positive stock selection was centered within the banking and finance industries. An overweight to retail and underweight to telephone stocks caused performance to lag. Most of the underperformance came from the portfolio's positioning in chemicals, paper products, railroads & shipping and energy industries.

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- SEPTEMBER 30, 2000

Some of these cyclical industry returns were down 20-30% for the year even though they posted 20-25% earnings growth numbers. The portfolio benefited from the wave of consolidation that took place within the banking and the commodities industries. Some of the positive contributors to the portfolio return included Boeing, JP Morgan, PNC Financial Services Group, Phillips Petroleum, United Health Group, Constellation Energy Group, Exxon Mobil, Lehman Brothers Holdings, Fort James, Sears Roebuck, and SBC Communications.

--------------------------------------------------------------------------------
                              LARGE CAP VALUE FUND
--------------------------------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURN 1
--------------------------------------------------------------------------------
                        Annualized  Annualized Annualized
             One Year     3 Year      5 Year   Inception
              Return      Return      Return     to Date
--------------------------------------------------------------------------------
               4.47%       6.46%      15.52%     17.39%
--------------------------------------------------------------------------------
COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE LARGE CAP VALUE FUND, VERSUS THE RUSSELL 1000 VALUE INDEX, THE S&P 500 COMPOSITE INDEX, AND THE S&P 500/BARRA VALUE INDEX

[line graph omitted]
plot points as follows:
                   LARGE CAP       RUSSELL 1000        S&P 500        S&P 500
                     VALUE             VALUE         COMPOSITE      BARRA VALUE
10/31/94            10,000            10,000           10,000         10,000
9/95                12,422            12,593           12,685         12,498
9/96                14,699            14,854           15,263         14,829
9/97                 2,184            21,140           21,434         20,643
9/98                20,888            21,901           23,375         20,604
9/99                24,466            25,988           29,874         25,028
9/00                25,559            28,315           33,841         28,469



1 FOR THE PERIOD ENDED 9/30/00. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE
  PERFORMANCE. THE PERFORMANCE INDICATED ABOVE BEGINS ON OCTOBER 3, 1994 AT WHICH TIME MELLON EQUITY ASSOCIATES ACTED AS INVESTMENT ADVISER TO THE FUND. PREVIOUS PERIODS DURING WHICH THE FUND WAS ADVISED BY ANOTHER INVESTMENT ADVISER ARE NOT SHOWN.

                              LARGE CAP GROWTH FUND

                 ADVISER--SEI INVESTMENTS MANAGEMENT CORPORATION SUB-ADVISERS--ALLIANCE CAPITAL MANAGEMENT, L.P.
                               TCW INVESTMENT MANAGEMENT COMPANY
                               PROVIDENT INVESTMENT COUNSEL, INC.

OBJECTIVE
      The investment objective of the Large Cap Growth Fund is capital appreciation.

STRATEGY
      With respect to this Fund, SEI Investments Management employs a multi-manager structure to gain exposure to the entire large cap growth sector, adding value through stock selection while minimizing risk in the form of capitalization, valuation and economic sector exposures. Assets of the Fund are strategically allocated among its sub-advisers, each of which has responsibility for stock selection for its respective assets under management.
      Through various investment approaches, each sub-adviser contributes a unique expertise or sub-style to the Fund. Alliance Capital Management, L.P. invests in large cap growth stocks that are representative of the market. TCW Investment Management Company invests bottom-up primarily in large-cap growth stocks while assessing the operating prospects of each prospective holding. Provident Investment Counsel, Inc. invests primarily in mid-cap and large-cap stocks which are expected to demonstrate very high long term earnings growth. Each of the aforementioned sub-styles assumes a different importance in determining overall style risk, and must therefore be weighted accordingly.

ANALYSIS
      The Large Cap Growth Fund posted a return of 30.67% for the fiscal year ended September 30th, 2000, significantly out performing its benchmark Russell 1000 Growth Index which had a return of 23.4% over the same time period.
      The fiscal year ended September 30th, 2000, was characterized by highly volatile markets in which the dispersion between growth & value stocks was unprecedented. The dominant theme of 1999, "new economy vs. old economy" stocks continued to influence investor behavior. The return of the Russell 1000 Growth Index was concentrated in technology industries such as electronics, business services and internet. The financial services sector also posted strong returns, driven by investors' assumptions that the Federal Reserve has completed its raising of interest rates.
      The Fund outperformance relative to the benchmark was attributable to strong stock selection and relative positioning of the Fund in various industries. Our managers' overweight to business services, electronics, specialty finance and insurance helped performance. The portfolio also benefited from an overweight to a number of emerging market leaders within the technology sector. Several of the positive contributors to the portfolio return included:
Siebel Systems, Veritas Software, Amgen, Maxim Integrated Products, Altera, CIENA, Extreme Networks, PMC-Sierra, EMC-Mass, Morgan Stanley Dean Witter, and Citigroup.
      The underlying manager structure remained more or less constant during the year. We increased the weight to our more aggressive manager to reflect the changes that took place to the Russell 1000 Growth Index benchmark after reconstitution on June 30th, 2000. This was done to remain style neutral to the benchmark and to manage portfolio risk to be driven exclusively by stock specific decisions rather than industry or style decisions.

--------------------------------------------------------------------------------
                              LARGE CAP GROWTH FUND
--------------------------------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURN1
--------------------------------------------------------------------------------
                        Annualized  Annualized Annualized
             One Year     3 Year      5 Year   Inception
              Return      Return      Return     to Date
--------------------------------------------------------------------------------
              30.67%      24.94%      27.69%     28.99%
--------------------------------------------------------------------------------
COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE LARGE CAP GROWTH FUND, VERSUS THE RUSSELL 1000 GROWTH INDEX, AND THE S&P 500/BARRA GROWTH INDEX

[line graph omitted]
plot points as follows:
                           LARGE CAP      FRANK RUSSELL       S&P 500/
                             SEI             Russel         BARRA GROWTH
10/31/94                    10,000           10,000            10,000
9/95                        12,751           13,123            13,079
9/96                        15,377           15,931            15,964
9/97                        22,196           21,714            22,586
9/98                        24,049           24,124            26,690
9/99                        33,126           32,532            35,602
9/00                        43,285           40,154            39,888


1 FOR THE PERIOD ENDED 9/30/00. PAST PERFORMANCE OF THE FUND IS NOT PREDICTIVE
  OF FUTURE PERFORMANCE. SHARES OF THE FUND WERE OFFERED BEGINNING 12/20/94.

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- SEPTEMBER 30, 2000

                                TAX-MANAGED LARGE
                                    CAP FUND

                 ADVISER--SEI INVESTMENTS MANAGEMENT CORPORATION SUB-ADVISERS--ALLIANCE CAPITAL MANAGEMENT, L.P.
                               PROVIDENT INVESTMENT COUNCEL, INC.
                               MELLON EQUITY ASSOCIATES, LLP
                               SANFORD C. BERNSTEIN & CO.
                               EQUINOX CAPITAL MANAGEMENT

OBJECTIVE
      The investment objective of the Tax-Managed Large Cap Fund is to achieve long-term after-tax returns for its shareholders.

STRATEGY
     With respect to this Fund, SEI Investments Management Corporation employs a multi-manager structure to gain exposure to the entire U.S. large cap market, seeking to add value through stock selection in a tax-aware framework while minimizing risk in the form of capitalization, valuation and economic sector exposures. Assets of the Fund are strategically allocated among its sub-advisers, each of which has responsibility for stock selection for its respective assets under management.
     Through various investment approaches, each sub-adviser contributes a unique expertise to the Fund. Alliance Capital Management, L.P. and Provident Investment Counsel, Inc. invest in the large cap growth area of the market employing tax-aware trading techniques. Sanford C. Bernstein & Co. invests in the large-cap value area of the market utilizing a sophisticated tax-aware optimizer to manage after-tax return and risk exposures. Mellon Equity Associates, LLP invests in both value and growth large-cap stocks through a quantitative process and aggressively harvests tax-losses in the portfolio.
     Beginning in the fourth quarter, the Fund included Equinox Capital Management as a new sub-adviser in order to improve the overall structure of the Fund. As a relative value manager, Equinox searches for undervalued stocks that are in the early stages of achieving their true value and are therefore poised for growth. Equinox typically holds a concentrated portfolio of approximately 30 names, and tends to hold positions over longer periods of time, resulting in a lower turnover than the average manager; these characteristics lend themselves to a naturally tax-efficient portfolio. This addition is intended to achieve a more style-neutral position relative to the Russell 1000 Index, and further controls unnecessary "substyle" risk in a tax-sensitive manner.

ANALYSIS
      The Tax-Managed Large Cap Fund posted an 8.66% return for the fiscal year ended September 30, 2000. There was one significant change to the Fund during the fiscal year, as Equinox Capital Management was added to the Fund at the end of September in order to enhance the overall structure.
      During this period, domestic equity markets benefited from continued domestic economic prosperity. However, throughout the year the markets began cooling off as the Federal Open Market Committee ("FOMC") raised rates to head off inflation and as earnings announcements began to disappoint investors. In general, growth stocks outperformed value stocks. This was driven in large part by the strong performance of the technology sector in the fourth quarter of 1999, specifically the internet industry. On the value side, the insurance and specialty finance stocks helped the financial sector produce positive returns as investors developed the

--------------------------------------------------------------------------------



belief that the Fed has completed its round of monetary tightening. Another area of the market which performed well was the energy sector, primarily driven by decreased oil production by the OPEC nations which caused energy prices to increase.
      The Fund experienced a difficult environment during the first half of the period, as technology companies found favor among investors nearly to the exclusion of all else. During this period the Fund was underexposed to most technology industries, including business machines, business services, electronics, internet, and optical & photo, while holding overweighted positions in "old economy" stocks in industries such as energy and utilities as well as railroad and shipping. Such positioning in companies with tangible products, earnings and sales growth was not beneficial in a period when investors were enamored with "dot-com fever." In addition, security selection in the energy and utilities industry was especially difficult, as 13 of 15 stocks experienced negative absolute returns, 8 of which were in the double-digit range. Specific stocks in this group which hindered performance included PG&E, Consolidated Edison and Cinergy.
      As the market regained some sense of rationality in the second half of the period, and investors once again sought real earnings, the Fund's positioning added value in these areas. During this period, security selection was positive across the portfolio in general, and especially so in the electronics and internet groups, as well as energy and utility firms. Specific stocks which helped performance in the second half included electronics firms CIENA, Solectron and Transwitch, internet company Extreme Networks, and energy firms AES, Pinnacle West Capital, Dynegy, Cinergy and XCEL Energy. The extreme volatility of the market during the year is best illustrated by an example -- While Cinergy was down 21% in the first half of the period, it was up 59% in the second half of the period, for a net 25% increase over the full year. The fund was slightly weighted towards mid-caps, specifically those companies with a market capitalization between $2 billion and $20 billion, and slightly underweighted to the largest cap firms, during the second half of the period; this positioning also added incremental return as mid-caps were the best performing area during the period.
      During the third quarter of 2000, SEI and the sub-advisers worked closely to actively take advantage of year-end tax management techniques, including increasing the basis of securities held at a gain through tax aware trading, and active loss harvesting, to effectively eliminate the net realized capital gains in the Fund for the fiscal year ended September 30, 2000. These actions are intended to increase the after-tax returns by limiting what would potentially be taxable capital gains distributed to shareholders. The current portfolio is well positioned going into the fourth quarter of 2000, and continues to target a style neutral position to the Russell 1000 Index.

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- SEPTEMBER 30, 2000

--------------------------------------------------------------------------------
                           TAX-MANAGED LARGE CAP FUND
--------------------------------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURN1
--------------------------------------------------------------------------------
                             One Year        Annualized
                              Return      Inception to Date
--------------------------------------------------------------------------------
                               8.66%           13.51%
--------------------------------------------------------------------------------
COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE TAX-MANAGED LARGE CAP FUND, VERSUS THE RUSSELL 1000 INDEX

[line graph omitted]
plot points as follows:
                              TAX-MANAGED     FRANK RUSSELL
                                LARGE CAP         1000
3/31/98                          10,000          10,000
9/98                              9,151           9,193
9/99                             12,134          11,673
9/00                             13,185          13,751


1 FOR THE PERIOD ENDED 9/30/00. PAST PERFORMANCE OF THE FUND IS NOT PREDICTIVE
  OF FUTURE PERFORMANCE. SHARES OF THE FUND WERE OFFERED BEGINNING 3/5/98.

                              SMALL CAP VALUE FUND

                 ADVISER--SEI INVESTMENTS MANAGEMENT CORPORATION
                 SUB-ADVISERS--ARTISAN PARTNERS LIMITED PARTNERSHIP
                               BOSTON PARTNERS ASSET MANAGEMENT, L.P.
                               LSV ASSET MANAGEMENT, L.P.
                               MELLON EQUITY ASSOCIATES, LLP
                               SECURITY CAPITAL GLOBAL CAPITAL
                                   MANAGEMENT GROUP, INC.
                               CHARTWELL INVESTMENT PARTNERS

OBJECTIVE
      The Small Cap Value Fund seeks to provide capital appreciation.

STRATEGY
      With respect to this Fund, SEI Investments Management Corporation employs a multi-manager structure to gain exposure to the entire small cap value sector, adding value through stock selection while minimizing risk in the form of capitalization, valuation and economic sector exposures. The Small Cap Value Fund is jointly sub-advised by six investment managers. Assets of the Fund are strategically allocated among its six sub-advisers, each of which has a responsibility for stock selection for its respective assets under management.
      Through various investment approaches, each sub-adviser contributes a particular expertise or sub-style to the Fund. Using a bottom-up process, Artisan Partners Limited Partnership seeks to identify companies which are currently trading below the intrinsic value of the business that have little or no institutional following. Boston Partners Asset Management, L.P. (BPAM) combines quantitative and fundamental approaches to identify a company's fundamental worth. LSV Asset Management, L.P. (LSV) invests in companies trading at deep discounts to their intrinsic value that have exhibited some catalyst to turn around performance. Mellon Equity Associates, LLP (Mellon) adheres to a tightly risk-controlled philosophy that focuses on stock selection while maintaining portfolio characteristics very close to that of the Russell 2000 Value Index. Security Capital Global Capital Management Group, Inc. (Security Capital) is a Real Estate Investment Trust specialist seeking out publicly traded real estate investment opportunities that provide an attractive valuation to growth relationship. Chartwell Investment Partners (Chartwell) is a value manager that seeks to identify companies that have high growth potential and are at low valuations relative to their historical levels. Each of the aforementioned sub-styles assumes a different importance in determining overall style risk and must therefore be weighted accordingly.

--------------------------------------------------------------------------------




ANALYSIS
     The Small Cap Value Fund posted a 15.74% return for the fiscal year ended September 30, 2000. There was one significant change to the Fund during the fiscal year, as Chartwell was added to the Fund in September to enhance the overall structure.
     The domestic equity market performance for the year ending September 30, 2000 was characterized by a strong market rotation. Initially, the markets favored small cap growth, which significantly outperformed small cap value from October, 1999 through the beginning of March, 2000 as investors invested heavily in the technology sector, specifically internet-related names. Following the market correction in April, 2000 value outperformed growth as investors emphasized valuation and earnings. Overall, growth out-performed value for the year as a result of very robust performance in technology related names early on. However, the rotation to the more value-oriented sectors benefited the Small Cap Value Fund and led to the strong performance for the year. Returns across industries were widely dispersed for the year, as technology and energy stocks performed well while capital goods and transportation securities were extremely volatile.
     The Fund's strong relative performance was driven by good stock selection to a larger extent than by industry weighting decisions. In particular, stock selection in the specialty finance, construction and banking industries was especially strong. Positive relative performance was slightly hindered by a slightly negative impact of industry exposures, primarily due to an underweight to the electronics industry and an overweight to the steel industry.
     The addition of Security Capital as a Real Estate Investment Trust (REIT) specialist has significantly enhanced the structure and performance of the Small Cap Value Fund. REITs are an area of the market in which the other managers in the Fund do not place a significant focus. In addition, the fact that REITs represent a significant and distinct portion of the market, leads to our conviction that a dedicated REIT manager is necessary. The decision to bring in Security Capital as the REIT manager has added value, as Security Capital has been a top-performing manager within the REIT market since inception.
     The Fund is positioned to capture the opportunities in the small cap value area of the market under a variety of market conditions. To this end, the Fund targets a style neutral position relative to the Russell 2000 Value Index in order to control unnecessary risks and put the focus on stock selection from the specialist sub-advisers.

--------------------------------------------------------------------------------
                              SMALL CAP VALUE FUND
--------------------------------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURN1
--------------------------------------------------------------------------------
                         Annualized  Annualized Annualized
             One Year     3 Year      5 Year   Inception
              Return      Return      Return     to Date
--------------------------------------------------------------------------------
              15.74%       1.44%      11.23%     13.51%
--------------------------------------------------------------------------------
COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE SMALL CAP VALUE FUND, VERSUS THE RUSSELL 2000 VALUE INDEX

[line graph omitted]
plot points as follows:
                              SMALL CAP    RUSSELL 2000
                                VALUE         VALUE
12/31/94                        10,000        10,000
9/95                            11,889        12,219
9/96                            13,180        13,866
9/97                            19,396        19,780
9/98                            16,742        17,250
9/99                            17,491        18,255
9/00                            20,244        21,059

1 FOR THE PERIOD ENDED 9/30/00. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE
  PERFORMANCE. SHARES OF THE FUND WERE OFFERED BEGINNING 12/20/94.

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- SEPTEMBER 30, 2000

                              SMALL CAP GROWTH FUND

                 ADVISER--SEI INVESTMENTS MANAGEMENT CORPORATION
                 SUB-ADVISERS--MAZAMA CAPITAL MANAGEMENT, LLC
                                NICHOLAS-APPLEGATE CAPITAL MANAGEMENT
                                RS INVESTMENT MANAGEMENT, L.P.
                                SAWGRASS ASSET MANAGEMENT, LLC
                                WALL STREET ASSOCIATES

OBJECTIVE
      The Small Cap Growth Fund seeks to provide long-term capital appreciation.

STRATEGY
      With respect to this Fund, SEI Investments Management Corporation employs a multi-manager structure to gain exposure to the entire small cap growth sector, adding value through stock selection while minimizing risk in the form of capitalization, valuation and economic sector exposures. The Small Cap Growth Fund is jointly sub-advised by five investment managers. Assets of the Fund are strategically allocated among its five sub-advisers, each of which has a responsibility for stock selection for its respective assets under management.
      Through various investment approaches, each sub-adviser contributes a particular expertise or sub-style to the Fund. Mazama Capital Management, LLC (Mazama) invests primarily in stocks entering extended periods of growth not yet understood by the market. Nicholas-Applegate Capital Management (NACM) screens stocks for high and accelerated earnings growth and then selects those with attractive current prices relative to sustainable cash flow. RS Investment Management, L.P. (RSIM) pursues an investment strategy that focuses on emerging growth companies that exhibit very high revenue growth. Sawgrass Asset Management, LLC (Sawgrass) seeks to invest in companies that exhibit reasonable relative valuations, strong earnings momentum and rising analyst expectations. Wall Street Associates (WSA) seeks out micro-cap and small cap stocks with long-term earnings growth potential. Each of the aforementioned sub-styles assumes a different importance in determining overall style risk and must therefore be weighted accordingly.

ANALYSIS
         The Small Cap Growth Fund, Class A Shares posted a 55.28% return for the fiscal year ended September 30, 2000. There were some changes in the Fund over the fiscal year as Mazama was added to the fund in December 1999 to provide exposure to companies entering extended periods of growth. This transition provided greater valuation sensitivity to the Fund while maintaining growth characteristics in line with the Russell 2000 Growth Index.
      Small cap growth stocks were the second best performing style behind only mid-cap growth stocks in the U.S. equity marketplace for the fiscal year ended September 30, 2000. Returns in this area of the marketplace were driven predominately by stocks that were associated with drugs and medicine and electronics stocks, which is in contrast from the prior year when Internet related stocks were the leading contributors. Domestic oil also outperformed the market, bolstered by energy supply concerns. Internet and telecom lagged the market as investors placed a higher premium on valuation and earnings.
      The Fund's significant outperformance of the benchmark was driven primarily by strong stock selection across a broad range of indus-

--------------------------------------------------------------------------------




tries. All current sub-advisers to the fund outperformed the benchmark for the year. There were times during the year; however, when each of the styles outperformed the others, demonstrating the value the Fund's diversified multi-manager approach. RSIM and WSA were the top performers early in the fiscal year when aggressive growth investing was the primary positive driver of the benchmark. The balance of the year favored growth investors with an earnings and valuation emphasis such as Sawgrass and Mazama. NACM and WSA also outperformed the benchmark in the latter half of the year through strong stock selection. Their emphasis on sustainable cash flow and long-term growth, respectively, led them to stocks that were more highly desired by the market. RSIM lagged the benchmark in the second half of the year due primarily to their strong emphasis on high tech emerging growth industries including telecom and Internet. Net industry exposures contributed positively, driven by overweights to domestic oil and apparel. An underweight to drugs & medicine was a negative contributor to performance.
      The Fund is positioned to capture the opportunities in the small cap growth area of the market under a variety of market conditions. To this end, the Fund targets a style neutral position relative to the Russell 2000 Growth Index in order to control unnecessary risks and put the focus on stock selection from the specialist sub-advisers.

--------------------------------------------------------------------------------
                              SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURN1
--------------------------------------------------------------------------------
                      Annualized Annualized
             One Year   3 Year    5 Year     Annualized
              Return    Return    Return  Inception to Date
--------------------------------------------------------------------------------
Class A       55.28%   20.92%     21.28%       22.29%
--------------------------------------------------------------------------------
Synthetic
  Class D     54.87%   20.60%     20.88%       22.26%*
--------------------------------------------------------------------------------
Synthetic
  Class D,
  w/load      47.10%   18.55%     19.65%       21.29%*
--------------------------------------------------------------------------------
COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE SMALL CAP GROWTH FUND, CLASS A OR SYNTHETIC CLASS D, VERSUS THE FRANK RUSSELL 2000 GROWTH INDEX, THE S&P 500 COMPOSITE INDEX, AND THE WILSHIRE TARGET SMALL GROWTH INDEX

[line graph omitted]
plot points as follows:

                                                                      WILSHIRE
           SMALL CAP     SMALL CAP    FRANK RUSSELL                    TARGET
            GROWTH,       GROWTH,         2000          S&P 500         SMALL
            CLASS A       CLASS D        GROWTH       COMPOSITE        GROWTH
4/30/92      10,000        9,500         10,000         10,000          10,000
9/92         10,659       10,126          9,522         10,212           9,837
9/93         14,690       13,955         12,301         11,534          13,382
9/94         14,723       13,938         12,409         11,959          13,719
9/95         20,856       19,714         15,905         15,511          18,619
9/96         26,395       24,842         17,909         18,663          20,835
9/97         30,943       29,016         22,092         26,208          27,092
9/98         22,734       21,257         16,607         28,583          19,904
9/99         35,237       32,859         22,025         36,529          23,226
9/00         54,716       50,888         28,558         41,380          29,346


1 FOR THE PERIOD ENDED 9/30/00. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE
  PERFORMANCE. CLASS A AND CLASS D SHARES OF THE FUND WERE OFFERED BEGINNING 4/20/92 AND 04/29/94, RESPECTIVELY. THE PERFORMANCE SHOWN FOR THE CLASS D SHARES PRIOR TO SUCH DATE IS BASED ON THE PERFORMANCE OF CLASS A ADJUSTED TO REFLECT THE MAXIMUM SALES CHARGE OF 5.00% FOR THE CLASS D SHARES.
* ACTUAL, NOT SYNTHETIC.

                                  MID-CAP FUND

                 ADVISER--SEI INVESTMENTS MANAGEMENT CORPORATION
                 SUB-ADVISER--MARTINGALE ASSET MANAGEMENT, L.P.

OBJECTIVE
      The Fund seeks to provide long-term capital appreciation.

STRATEGY
      The Mid-Cap Fund's fully invested, industry neutral approach to managing domestic equities emphasizes individual stock selection rather than industry or style bets. This philoso-

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- SEPTEMBER 30, 2000

phy results in a Fund which will tend to have lower than average price-to-earnings and price-to-book ratios.

ANALYSIS
      The Mid-Cap Fund returned 27.14% for the fiscal year ended September 30, 2000. Mid-cap stocks as a group have outperformed the rest of the market for the previous year. Technology stocks led this segment of the market, especially internet related companies and biotech stocks, until March of this year. At this time investors fled from the high-flying growth stocks and turned to companies with more reasonable valuations such as energy, financials and utilities. This change in market sentiment was good news for the Mid-Cap Fund, which does not invest in companies with extreme valuations.
      While the Fund had an impressive year, its performance lagged that of its benchmark. The Fund's under-performance is attributable to difficult stock selection in the electronics and food & agriculture, air transportation and media industries. It should be noted that part of the under-performance is a result of avoiding those stocks with excessive valuations (P/E and P/B ratios).
      The Mid-Cap Fund has benefited from strong performing insurance and energy holdings, including Reliant Energy and PPL, especially in the last six months. Going forward the portfolio will remain broadly diversified across all sectors and will provide exposure to mid cap stocks in the domestic equity stock market.


--------------------------------------------------------------------------------
                                  MID-CAP FUND
--------------------------------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURN1
--------------------------------------------------------------------------------
                       Annualized    Annualized    Annualized
              One Year  3 Year         5 Year       Inception
               Return   Return         Return        to Date
--------------------------------------------------------------------------------
               27.14%    7.82%          15.79%        14.32%
--------------------------------------------------------------------------------
COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE MID-CAP FUND, VERSUS THE RUSSELL MID-CAP INDEX, THE S&P 500 COMPOSITE INDEX, AND THE WILSHIRE TARGET MID-CAP GROWTH INDEX

[line graph omitted]
plot points as follows:
                                                                     WILSHIRE
                                                                      TARGET
                                  RUSSELL           S&P 500           MID-CAP
                MID-CAP           MID-CAP          COMPOSITE          GROWTH
2/28/93         10,000            10,000             10,000           10,000
9/93            11,779            11,049             10,522           11,217
9/94            10,825            11,232             10,910           11,878
9/95            12,966            14,274             14,151           16,119
9/96            15,045            16,564             17,026           18,597
9/97            21,534            22,370             23,910           23,423
9/98            18,215            21,025             26,076           18,368
9/99            21,226            25,115             33,325           22,516
9/00            26,987            33,056             37,751           28,588



1 FOR THE PERIOD ENDED 9/30/00. PAST PERFORMANCE OF THE FUND IS NOT PREDICTIVE
  OF FUTURE PERFORMANCE. SHARES OF THE FUND WERE OFFERED BEGINNING 2/16/93.

                            CAPITAL APPRECIATION FUND

                 ADVISER--SEI INVESTMENTS MANAGEMENT CORPORATION
                 SUB-ADVISER--PROVIDENT INVESTMENT COUNSEL, INC.

OBJECTIVE
      The Capital Appreciation Fund seeks to provide capital appreciation.

STRATEGY
      The investment management process followed by the sub-adviser seeks to identify stocks, which it believes will deliver superior sustainable earnings growth. The sub-adviser concentrates its idea generation in companies which are exhibiting strong earnings and revenue growth. The sub-adviser then selects

--------------------------------------------------------------------------------



securities, which have unique catalysts for long-term growth, such as new products, demographic trends, proprietary products, increasing market share or a changing cost structure. The sub-adviser believes these catalysts for growth will result in superior revenue growth, earnings growth, and profitability for the companies.

ANALYSIS
      The Capital Appreciation Fund posted a return of 18.46% for the fiscal year ended September 30, 2000. The Fund and the broader U.S. markets posted another strong year of performance driven by continued economic growth, low inflation and investor buoyancy.
      Both large and small cap growth stocks led the market higher last year as investors focused on "new economy" stocks and shunned companies in traditional value-oriented cyclical industries. Energy-related stocks also enjoyed a strong year as oil and natural gas prices rose on reduced OPEC production worldwide.
      The internet, finance and optical industries outpaced all other industries as investors continue to perceive strong growth opportunities in those industries. The telephone industry lagged for the year as increased competition and maturing markets slowed the growth of those companies. Also, falling behind for the year were stocks in the business machines industry; such as Dell Computer and IBM, as the economy slowed and revenue growth waned.
      The Fund benefited strongly from specific stock selection in business services, electronics and internet names. Stock selection in miscellaneous finance names slightly detracted from results. The Fund's industry weightings were a negative contributor for the year; specifically detracting, was an underweight to miscellaneous finance and energy-related securities. An underweight to telephone names enhanced returns somewhat.
      The Fund's largest weightings include business machines, internet and drugs & medicine. The Fund is diversified across industries and currently holds 89 securities.

--------------------------------------------------------------------------------
                            CAPITAL APPRECIATION FUND
--------------------------------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURN 1
--------------------------------------------------------------------------------
            Annualized  Annualized  Annualized Annualized
  One Year    3 Year      5 Year      10 Year  Inception
   Return     Return      Return      Return     to Date
--------------------------------------------------------------------------------
   18.46%     16.03%      20.65%      17.57%     16.25%
--------------------------------------------------------------------------------
COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE CAPITAL APPRECIATION FUND, VERSUS THE S&P 500 COMPOSITE INDEX, AND THE S&P 500/BARRA GROWTH INDEX

[line graph omitted]
plot points as follows:

                     CAPITAL            S&P 500           S&P 500/
                   APPRECIATION        COMPOSITE        BARRA GROWTH
9/30/90               10,000            10,000             10,000
9/91                  13,169            13,110             13,542
9/92                  14,618            14,564             15,063
9/93                  16,592            16,448             15,599
9/94                  16,574            17,055             16,675
9/95                  19,728            22,121             21,958
9/96                  24,096            26,616             26,802
9/97                  32,294            37,377             37,920
9/98                  34,580            40,763             44,809
9/99                  42,578            52,095             59,771
9/00                  50,438            59,013             66,968


1 FOR THE PERIOD ENDED 9/30/00. PAST PERFORMANCE OF THE FUND IS NOT PREDICTIVE
  OF FUTURE PERFORMANCE. SHARES OF THE FUND WERE OFFERED BEGINNING 3/1/88.

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- SEPTEMBER 30, 2000

                               EQUITY INCOME FUND

                 ADVISER--SEI INVESTMENTS MANAGEMENT CORPORATION
                 SUB-ADVISER--HIGHMARK CAPITAL MANAGEMENT, INC., (PREVIOUSLY
                              KNOWN AS PACIFIC ALLIANCE CAPITAL MANAGEMENT)

OBJECTIVE
      The Fund seeks to provide current income and, as a secondary objective, moderate capital appreciation.

STRATEGY
      The investment management process followed by the sub-adviser emphasizes current income. The Fund is managed to provide a yield that is approximately 120 to 200 basis points above the yield on the S&P 500 Value Index. Securities that have favorable long-term fundamental characteristics are selected for the Fund when their current yields are at the upper end of their historical yield ranges. When the price of a stock rises sufficiently to cause its yield to drop to the lower end of this historical range, the security is a candidate to be sold. The yield of a security might vary between its buy and sell range over a three or four year cycle.

ANALYSIS
      The Equity Income Fund posted a 6.60% return for the fiscal year ended September 30, 2000 as its search for yield and appetite for more defensive names did not allow the portfolio to participate fully in the strong market returns. The best performing areas of the marketplace were predominately found in the internet, electronics and drugs & medicine industries.
      The Fund seeks to purchase high quality, financially strong companies that offer high dividends. Dividend-paying companies are generally larger, well-established firms that have demonstrated steady growth in earnings. The expectation of a quarterly dividend coupled with the underlying stability of earnings can cushion the effect of price volatility. At the end of the fiscal year the portfolio's average dividend yield was 2.2% compared to 1.8% for its benchmark.
      The Fund's underperformance was driven by difficult stock selection in the internet and electronics industries, as well as by its style of investing in dividend-paying stocks. In the past six months, stocks with lower valuations have begun to outperform. However, the strong performance of the growth stocks in the first six months of the year more than offset the performance of these new market leaders. Going forward, the Fund's diversification into mostly defensive positions is expected to protect it in a declining market.

--------------------------------------------------------------------------------
                               EQUITY INCOME FUND
--------------------------------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURN 1
--------------------------------------------------------------------------------
            Annualized  Annualized  Annualized Annualized
  One Year    3 Year      5 Year      10 Year  Inception
   Return     Return      Return      Return     to Date
--------------------------------------------------------------------------------
    6.60%      7.67%      14.51%      15.67%     13.73%
--------------------------------------------------------------------------------
COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE EQUITY INCOME FUND, VERSUS THE RUSSELL 1000 VALUE INDEX, THE S&P 500 COMPOSITE INDEX, AND THE S&P 500/BARRA VALUE INDEX

[line graph omitted]
plot points as follows:


                  EQUITY        RUSSELL 1000        S&P 500         S&P 500/
                  INCOME           VALUE           COMPOSITE      BARRA VALUE
9/30/90           10,000          10,000            10,000           10,000
9/91              13,207          12,893            13,110           12,697
9/92              14,924          14,492            14,564           14,063
9/93              17,512          18,202            16,448           17,229
9/94              17,699          18,080            17,055           17,324
9/95              21,770          23,086            22,121           22,122
9/96              25,725          27,230            26,616           26,248
9/97              34,333          38,754            37,377           36,540
9/98              34,852          40,149            40,763           36,470
9/99              40,201          47,660            52,095           44,301
9/00              42,855          51,907            59,013           50,392


1 FOR THE PERIOD ENDED 9/30/00. PAST PERFORMANCE OF THE FUND IS NOT PREDICTIVE
  OF FUTURE PERFORMANCE. SHARES OF THE FUND WERE OFFERED BEGINNING 6/2/88.

--------------------------------------------------------------------------------



                                  BALANCED FUND

                 ADVISER--SEI INVESTMENTS MANAGEMENT CORPORATION
                 SUB-ADVISER--PROVIDENT INVESTMENT COUNSEL, INC.

OBJECTIVE
      The Balanced Fund seeks to achieve total return while preserving capital.

STRATEGY
      The manager views equities as the primary source of return in balanced portfolios, with fixed income instruments primarily providing stability and diversification. The Fund's equity exposure is comprised of growth stocks, which the sub-adviser believes will have superior sustainable earnings growth. This approach tends to result in a fund of large capitalization stocks with price-to-earnings ratios, growth rates and returns on equity higher than the market averages. Fixed income selection attempts to provide fund stability and incremental return by identifying inexpensive areas of the yield curve and improving corporate credits.

ANALYSIS
      The Balanced Fund posted a return of 9.18% for the fiscal year ended September 30, 2000. A healthy economy with low inflation propelled domestic equity markets higher than fixed income markets again last year. Fixed income portfolios benefited last year from treasury supply concerns and more volatile equity markets.
      Both large and small cap growth stocks led the market higher last year as investors focused on "new economy" stocks and shunned companies in traditional value-oriented cyclical industries. Energy-related stocks also enjoyed a strong year as oil and natural gas prices rose on reduced OPEC production worldwide.
      The internet, finance and optical industries outpaced all other industries as investors continue to perceive strong growth opportunities in those industries. The telephone industry lagged for the year as increased competition and maturing markets slowed the growth of those companies. Also, falling behind for the year were stocks in the business machines industry; such as Dell Computer and IBM, as the economy slowed and revenue growth waned.
      The Fund benefited strongly from specific stock selection in business services, electronics and internet names. Stock selection in miscellaneous finance names slightly detracted from results. The Fund's industry weightings were a negative contributor for the year; specifically detracting, was an underweight to miscellaneous finance and an overweight to electronics.
      The Fund was able to mitigate higher volatility in the capital markets last year by maintaining a diversified portfolio of equity names and higher quality fixed income issues.

--------------------------------------------------------------------------------
                                  BALANCED FUND
--------------------------------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURN1
--------------------------------------------------------------------------------
            Annualized  Annualized  Annualized Annualized
  One Year    3 Year      5 Year      10 Year  Inception
   Return     Return      Return      Return     to Date
--------------------------------------------------------------------------------
    9.18%      9.96%      13.35%      11.93%     11.48%
--------------------------------------------------------------------------------
COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE BALANCED FUND, VERSUS THE S&P 500 COMPOSITE INDEX, THE LEHMAN GOV'T./CREDIT INDEX, AND THE S&P 500/BARRA GROWTH INDEX

[line graph omitted]
plot points as follows:


                                 S&P 500          LEHMAN           S&P 500/
                 BALANCED       COMPOSITE        GOV'T/CREDIT    BARRA GROWTH
9/30/90           10,000          10,000            10,000          10,000
9/91              11,596          13,110            11,587          13,542
9/92              12,942          14,564            13,120          15,063
9/93              14,818          16,448            14,624          15,599
9/94              14,336          17,055            14,018          16,675
9/95              16,494          22,121            16,030          21,958
9/96              18,969          26,616            16,753          26,802
9/97              23,215          37,377            18,359          37,920
9/98              25,418          40,763            20,717          44,809
9/99              28,270          52,095            20,381          59,771
9/00              30,865          59,013            21,751          66,968


1 FOR THE PERIOD ENDED 9/30/99. PAST PERFORMANCE OF THE FUND IS NOT PREDICTIVE
  OF FUTURE PERFORMANCE. SHARES OF THE FUND WERE OFFERED BEGINNING 8/7/90.

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- SEPTEMBER 30, 2000

                             CORE FIXED INCOME FUND

                 ADVISER--SEI INVESTMENTS MANAGEMENT CORPORATION
                 SUB-ADVISERS--WESTERN ASSET MANAGEMENT COMPANY
                               ROBERT W. BAIRD & CO., INC.
                               BLACKROCK FINANCIAL MANAGEMENT, INC.

OBJECTIVE
      The Core Fixed Income Fund seeks to provide current income constent with the preservation of capital.

STRATEGY
      The Core Fixed Income Fund's investment strategy focuses on sector rotation, both among and within sectors, and issue selection. Risk is principally controlled by explicitly limiting fund interest rate exposure relative to the Lehman U.S. Aggregate Bond Index. The Fund's sub-advisers focus on four key areas in determining portfolio structure: duration weighting, term structure, sector allocation, and issue selection. While the duration and term structure decision underlie the implementation process, the advisers primarily concentrate on sector and issue selection to add value. In addition, the sub-advisers may use futures and options primarily for tactical hedging purposes and to implement portfolio strategies more efficiently.

ANALYSIS
      For the period October 1, 1999 through September 30, 2000 the Core Fixed Income Fund returned 6.97%. Performance was positively impacted by exposure to the long end of the Treasury curve, an overweighting to GNMA mortgage-backed securities, an allocation to Treasury Inflation Protected Securities (TIPS) and portfolio duration longer than the Index. The Fund's overweight to corporate bonds, especially lower rated securities, was the biggest detractor from performance.

     Inflation expectations, Federal Reserve Bank and U.S. Treasury Department activity were the key drivers of return in the fixed income markets for the year ending September 30th. The fiscal year began on a negative note on concern of growing inflation, an overheating economy and the Fed's resolve to combat them. During the first half of the fiscal year, Fed policy makers acted to slow the accelerating economy and quell inflation by raising interest rates four times to a target of 6.50%. The Treasury department also roiled the bond markets by responding to record government surpluses with the announcement of a buyback program for longer-dated Treasuries. The move dramatically increased prices of longer Treasuries amid investor anticipation of a dwindling supply. These events combined to invert the Treasury yield curve, enhancing Fund returns through an overweighting to longer Treasuries. By the end of the period a slowing economy, benign inflation despite rising oil prices, stable monetary policy and a more positive outlook for future Treasury supply combined to significantly steepen the

--------------------------------------------------------------------------------



curve, removing the inversion from 5 to 30 years. Long-term yields, however, remained well below October 1999 levels and the Fund continued to benefit from exposure to this area of the curve. In addition, TIPS benefited from the earlier heightened inflation expectations and returned over 9.00% for the period.
      Spread product experienced a similar roller coaster ride as levels widened to historical highs by mid-May, only to trade off those levels as a rosier economic picture took shape. Agency debt experienced additional turmoil amid a Congressional inquiry into the implied government guarantee for the housing Government Sponsored Entities ("GSEs") (FNMA and FHLMC). Spreads were pushed to all-time wide levels as investor concern grew regarding the future of the GSE's Aaa ratings. Market expectations calmed, however, as the year progressed and the likelihood of any Congressional action became remote. The Fund's underweight to this sector was a slight positive as Agencies rebounded on the more positive outlook, yet still underperformed the Index by 26 basis points. Mortgages were among the best performing sectors within the Index, as a decline in implied volatility throughout the fiscal year pushed mortgage prices higher. The Fund benefited from an overweighting to GNMA mortgages versus FNMA/FHLMC, as the uncertainty regarding the latter's credit quality slightly muted overall gains. Corporate bonds were the worst hit among spread product and failed to gain any significant momentum throughout the period as an increasingly volatile equity market and overwhelming supply concerns kept pressure on credit spreads. The Fund's overweighting to corporate bonds, particularly lower rated, Baa securities, detracted from performance as corporates underperformed the Index by 115 basis points.
      The Fund will continue to emphasize the long end of the Treasury curve and its overweighting to the GNMA mortgage sector. The Fund has also been increasing its allocation to Agency debentures and higher quality corporate issues. The Funds duration will remain slightly longer than the Index.

--------------------------------------------------------------------------------
                             CORE FIXED INCOME FUND
--------------------------------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURN1
--------------------------------------------------------------------------------
           Annualized Annualized Annualized
   One Year  3 Year     5 Year    10 Year    Annualized
    Return   Return     Return    Return  Inception to Date
--------------------------------------------------------------------------------
     6.97%    5.68%      6.26%     7.42%        7.49%
--------------------------------------------------------------------------------
COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE CORE FIXED INCOME FUND, VERSUS THE LEHMAN AGGREGATE BOND INDEX

[line graph omitted]
plot points as follows:

                       CORE             LEHMAN
                      FIXED           AGGREGATE
                      INCOME             BOND
9/30/90               10,000            10,000
9/91                  11,331            11,599
9/92                  12,677            13,056
9/93                  13,766            14,359
9/94                  13,030            13,896
9/95                  15,097            15,852
9/96                  15,778            16,625
9/97                  17,325            18,245
9/98                  19,303            20,343
9/99                  19,118            20,267
9/00                  20,450            21,684


1 FOR THE PERIOD ENDED 9/30/00. PAST PERFORMANCE OF THE FUND IS NOT PREDICTIVE
  OF FUTURE PERFORMANCE. SHARES OF THE FUND WERE OFFERED BEGINNING 5/1/87.

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- SEPTEMBER 30, 2000

                              HIGH YIELD BOND FUND

                 ADVISER--SEI INVESTMENTS MANAGEMENT CORPORATION
                 SUB-ADVISERS--CREDIT SUISSE ASSET MANAGEMENT, LLC
                              NOMURA CORPORATE RESEARCH AND ASSET MANAGEMENT

OBJECTIVE
      The High Yield Bond Fund seeks to maximize total return.

STRATEGY
      Fund strategy is to identify high yield market sectors and securities that offer investment opportunities through the analysis of macro-economic, interest rate, industry, and technical factors. Those companies that are best suited to benefit from the identified trends are then selected for investment. Risk is controlled through a high level of diversification, and by performing detailed and ongoing credit analysis on the companies considered and purchased.

ANALYSIS
      The High Yield Bond Fund posted a -0.09% net return for the fiscal year ended September 30, 2000.
      Nomura Corporate Research and Asset Management ("Nomura") was added as an additional sub-adviser to the Fund in September 1999. Nomura emphasizes a research-intensive, bottom-up approach to identify fundamentally strong and quality companies. The addition of Nomura compliments Credit Suisse Asset Management's ("CSAM") top-down style, thus enhancing the overall risk/return profile of the Fund. The Fund maintains a 70% allocation to Credit Suisse Asset Management and a 30% allocation to Nomura Corporate Research and Asset Management.
      The high yield market continued to come under pressure for the period as spattered concern over the direction of U.S. interest rates, increased volatility in the U.S. equity markets, escalating default rates, ongoing reluctance from broker-dealers to make markets, and an onslaught of disappointing earnings announcements and downward revised earnings estimates pushed market returns down. Investors' risk appetite for high yield was evidenced by large and ongoing mutual fund cash outflows that put additional selling pressure on the market. Investors also upheld their low tolerance for any bad news associated with high yield companies and punished those companies that were associated with unexpected and unfavorable news. The entertainment, metals, and fixed communications sectors were some of the hardest hit sectors. Within the entertainment sector, and in particular the movie theatre sector, defaults surfaced due to weakening company margins and poor financial results. Increased capital expenditures by movie theatre companies to remain competitive, overlaid by lackluster movie ticket sales, contributed to tighter margins and softer earnings. The metals sector lost ground as a strong U.S. dollar spurred an increase in imports, thus stiffening competition for U.S. companies. Until recently, the fixed communications sector had been one of the more lucrative high yield sectors that fueled market activity. However, the inability of many communication companies to raise capital via the equity market left them with funding shortfalls to complete the build out of their systems. Announcements from many communications companies that they would not meet projections weighed down the sector's return, and in addition, later period volatility in the European

--------------------------------------------------------------------------------



high yield market further served to negatively impact the communications sector. Energy was the top-performing sector as many high yield companies benefited from high oil and natural gas prices. At the close of the fiscal year, high yield spreads stood at 830 basis points, 223 basis points higher than the close of the comparable 1999 period.
      Nomura was a strong driver of return for the year and helped to mitigate CSAM's underperformance. Both managers' overweight to the gaming sector, coupled by Nomura's security selection in the services sector, positively benefited return. Security selection in the retail sector by CSAM also positively contributed to overall Fund performance. CSAM's security selection in the fixed communications sector took away from return, however, Nomura's positive security selection in this sector largely offset CSAM's negative security selection. In addition, CSAM's security selection in the general industrial sector and Nomura's security selection in the food and beverage sector dampened performance as well.
      The fixed communications sector, and in particular the competitive local exchange carrier (CLEC) and data/Internet sub sectors, was one of the worst performing sectors for the annual period. Volatility in the equity markets was one of the key drivers to underperformance in this sector as many high yield telecomm companies were negatively impacted by lower equity valuations and the inability to access capital via the equity market. In addition, negative earnings announcements by certain companies also put downward pressure on the sector. CSAM's holdings in Covad Communications Group, Psinet, ICG Holdings, Teligent, and Completel Holdings were some of the largest detractors from return. These issues lost in price as a result of shortfalls in earnings. The sudden resignation of ICG Holdings' chairman and two directors also hurt ICG's bond prices. Volatility in the Euro high yield market did not help the performance of certain securities such as Completel, Hermes, and Viatel. For the most part, Nomura's non-investment in those issues that experienced problems during the year helped to cushion return.
      General industrial credit Grove Worldwide pulled down return after the company released poor earnings attributed to the results of a specific business unit. The company had problems with its inventory control system and was able to successfully correct the problems, however, a reversal in earnings after some good momentum hurt bond prices. AP Holdings, a parking facility operator in the general industrial sector, continued to post weak financial results. Also, a key management person at AP is part of Ameriserve investment group. Ameriserve filed for Chapter 11 status under the U.S. Bankruptcy Code during the period and the management association between Ameriserve and AP Holdings was not viewed as favorable by investors. CSAM's holding in both of these credits did not benefit return.
      Nomura's investment in Aurora Foods did little to boost Fund return. Aurora, a food and beverage sector issue, weighed down return after the company announced that earnings would have to be re-stated as a result of accounting practice irregularities. Aurora had always been viewed as one of the more stable high yield credits in the universe, and this news shocked investors. Consequently, Aurora's bond prices dropped significantly on the news. Nomura eventually sold Aurora during the year, but was not able to escape volatility associated with the company's unfavorable news.

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- SEPTEMBER 30, 2000

      The gaming sector continued to do well as gaming companies reported strong gaming revenues and select merger and acquisition activity took place within the sector. Gaming is also considered a more defensive sector and tends to do well in periods of heightened market volatility. Both managers' overweight positively added to overall performance. The retail sector was another sector in the high yield market that did not fare well for the period. Historically, the retail sector has been a sector that has been plagued with financial problems. CSAM's non-investment in those issues that experienced problems during the period coupled by its underweight and diverse holdings in the sector benefited performance. Within the services sector, Nomura's avoidance of those securities that encountered financial difficulty during the year benefited the Fund. In particular, their investment in Avis Rent a Car was a plus after Avis spun off 80% of its European business and used the proceeds to pay down debt.
      Given the near-term outlook that market conditions will remain less-than-favorable, the Fund will look to increase its exposure to more defensive, or less volatile, sectors.

--------------------------------------------------------------------------------
                               HIGH YIELD BOND FUND
--------------------------------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURN1
--------------------------------------------------------------------------------
                        Annualized  Annualized Annualized
             One Year     3 Year      5 Year   Inception
              Return      Return      Return     to Date
--------------------------------------------------------------------------------
              -0.09%       1.88%       7.08%      8.35%
--------------------------------------------------------------------------------
COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE HIGH YIELD BOND FUND, VERSUS THE CS FIRST BOSTON GLOBAL

HIGH YIELD INDEX

[Line graph omitted]
plot points as follows:

                             HIGH YIELD              CS FIRST
                                BOND                  BOSTON
1/31/95                        10,000                 10,000
9/95                           11,254                 11,282
9/96                           12,994                 12,508
9/97                           14,982                 14,474
9/98                           15,319                 14,399
9/99                           15,856                 14,968
9/00                           15,842                 15,260


1 FOR THE PERIOD ENDED 9/30/00. PAST PERFORMANCE OF THE FUND IS NOT PREDICTIVE
  OF FUTURE PERFORMANCE. SHARES OF THE FUND WERE OFFERED BEGINNING 1/11/95.

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- SEPTEMBER 30, 2000

LARGE CAP VALUE FUND
--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCKS -- 98.4%
AEROSPACE & DEFENSE -- 2.8%
   BF Goodrich                       319,700     $  12,528
   Boeing                            969,000        61,047
   General Dynamics                   67,200         4,221
   Litton Industries*                238,100        10,640
   United Technologies               156,500        10,838
                                                   -------
                                                    99,274
                                                   -------
AIR TRANSPORTATION -- 0.8%
   AMR*                              392,300        12,823
   Delta Air Lines                   359,000        15,931
                                                   -------
                                                    28,754
                                                   -------
APPAREL/TEXTILES -- 0.2%
   VF                                287,800         7,105
                                                   -------
AUTOMOTIVE -- 2.2%
   Dana                              372,200         8,002
   Delphi Automotive Systems         114,344         1,729
   Ford Motor                      1,120,832        28,371
   General Motors                    515,500        33,508
   Navistar International*           225,000         6,736
   Visteon                            32,576           493
                                                   -------
                                                    78,839
                                                   -------
BANKS -- 9.2%
   Astoria Financial                 249,200         9,625
   Bank of America                 1,473,483        77,174
   Bank of New York                  291,800        16,359
   Bank One                          730,800        28,227
   First Union                       453,000        14,581
   Firstar                           384,000         8,592
   FleetBoston Financial             909,000        35,451
   Golden West Financial             393,600        21,107
   Greenpoint Financial              405,400        12,010
   Mellon Financial                  185,900         8,621
   PNC Financial Services Group      579,800        37,687
   Union Planters                    270,500         8,943
   UnionBanCal                       334,700         7,803
   Washington Mutual                 146,800         5,844
   Wells Fargo                       784,000        36,015
                                                  --------
                                                   328,039
                                                  --------
BEAUTY PRODUCTS -- 0.7%
   Avon Products                     436,600        17,846
   Procter & Gamble                   94,200         6,312
                                                   -------
                                                    24,158
                                                   -------
BIOTECHNOLOGY -- 0.2%
   Biogen*                           144,500         8,815
                                                   -------
BROADCASTING, NEWSPAPERS & ADVERTISING -- 2.6%
   AT&T - Liberty Media, Cl A*     1,483,400        26,701
   Gannett                           389,800        20,659
   New York Times, Cl A              243,600         9,577
   USA Networks*                     307,000         6,735
   Walt Disney                       773,000        29,567
                                                   -------
                                                    93,239
                                                   -------
BUILDING & CONSTRUCTION -- 0.9%
   American Standard*                144,000         6,399
   Centex                            309,500         9,943
   Fluor                             187,200         5,616
   Owens Corning                     160,500           421
   Pulte                             221,800         7,319
   Texas Industries                  109,300         3,484
                                                   -------
                                                    33,182
                                                   -------
CHEMICALS -- 3.0%
   Air Products & Chemicals          227,500         8,190
   Ashland                           299,900        10,103
   Dow Chemical                    1,385,700        34,556
   Eastman Chemical                  494,200        18,254
   Lubrizol                          143,700         2,829
   Lyondell Chemical                 208,200         2,459
   Millennium Chemicals              102,200         1,514
   Praxair                           185,800         6,944
   Sigma-Aldrich                     236,700         7,811
   Union Carbide                     329,300        12,431
                                                   -------
                                                   105,091
                                                   -------
COMMERCIAL SERVICES -- 0.1%
   R.R. Donnelley & Sons             177,500         4,360
                                                   -------
COMMUNICATIONS EQUIPMENT -- 0.2%
   Motorola                          261,300         7,382
                                                   -------
COMPUTERS & SERVICES -- 3.6%
   3Com*                              38,900           746
   Apple Computer*                   105,000         2,703
   Brocade Communications System*     33,800         7,977
   Compaq Computer                   254,900         7,031
   DST Systems*                      134,500        15,804
   Electronic Data Systems           318,300        13,209
   Hewlett-Packard                    80,200         7,779
   IBM                               245,000        27,562
   NCR*                              683,000        25,826
   Quantum - DLT & Storage*          384,900         5,798
   Sandisk*                          112,700         7,523
   Sungard Data Systems*              53,200         2,278
   Tech Data*                         70,000         2,992
                                                   -------
                                                   127,228
                                                   -------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- SEPTEMBER 30, 2000

LARGE CAP VALUE FUND--CONTINUED
--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------
CONTAINERS & PACKAGING -- 0.6%
   Ball                              163,000     $   5,165
   Crown Cork & Seal                 394,900         4,220
   Owens-Illinois*                   339,700         3,142
   Smurfit-Stone Container*          543,700         6,524
   Sonoco Products                   200,000         3,612
                                                 ---------
                                                    22,663
                                                 ---------
DRUGS -- 2.9%
   Abbott Laboratories               329,400        15,667
   American Home Products             95,700         5,413
   Bergen Brunswig, Cl A             214,500         2,507
   Bristol-Myers Squibb              382,200        21,834
   Merck                             671,900        50,014
   Schering-Plough                   139,400         6,482
                                                 ---------
                                                   101,917
                                                 ---------
ELECTRICAL SERVICES -- 6.6%
   American Electric Power           804,820        31,489
   Cinergy                           459,300        15,186
   Constellation Energy Group        420,500        20,920
   DTE Energy                        209,300         8,006
   Edison International              464,000         8,961
   Energy East                       443,800        10,041
   FirstEnergy                       714,500        19,247
   FPL Group                         108,400         7,127
   General Motors,
     Cl H (Hughes Electronics)*      222,800         8,284
   GPU                               160,000         5,190
   PG&E                              457,800        11,073
   Pinnacle West Capital             248,800        12,658
   Public Service Enterprise Group   805,700        36,005
   Reliant Energy                    309,500        14,392
   Scana                             126,600         3,909
   TXU                               352,700        13,976
   Vishay Intertechnology*           127,400         3,918
   Wisconsin Energy                  217,300         4,332
                                                 ---------
                                                   234,714
                                                 ---------
ELECTRONICS -- 0.5%
   Arrow Electronics*                187,700         6,394
   Avnet                             246,600         6,997
   Thomas & Betts                    200,800         3,501
                                                 ---------
                                                    16,892
                                                 ---------
ENVIRONMENTAL SERVICES -- 0.3%
   Republic Services*                294,400         3,864
   Waste Management                  295,300         5,150
                                                 ---------
                                                     9,014
                                                 ----------
FINANCIAL SERVICES -- 10.8%
   American Express                  263,200        15,989
   Associates First Capital, Cl A    345,000        13,110
   AXA Financial                     115,500         5,883
   Bear Stearns                      292,950        18,456
   Citigroup                       1,505,299        81,380
   Countrywide Credit                352,300        13,299
   Household International           928,800        52,593
   JP Morgan                         329,700        53,864
   Lehman Brothers Holdings          167,400        24,733
   MBNA                              547,600        21,083
   Merrill Lynch                     245,500        16,203
   Metris                            336,750        13,302
   Morgan Stanley Dean Witter        426,300        38,980
   Providian Financial               114,000        14,478
                                                 ---------
                                                   383,353
                                                 ---------
FOOD, BEVERAGE & TOBACCO -- 4.0%
   Adolph Coors, Cl B                155,800         9,845
   Conagra Foods                     872,800        17,511
   Great Atlantic & Pacific Tea      211,400         2,339
   IBP                               498,400         9,127
   Kroger*                           565,800        12,766
   Nabisco Group Holdings            182,100         5,190
   Pepsico                           480,100        22,085
   Philip Morris                   1,021,525        30,071
   Quaker Oats                       115,400         9,131
   RJ Reynolds Tobacco Holdings       38,400         1,238
   Ruddick                           113,600         1,576
   Supervalu                         956,432        14,406
   Sysco                             145,300         6,729
   Tyson Foods, Cl A                 195,200         1,952
                                                 ---------
                                                   143,966
                                                 ---------
GAS/NATURAL GAS -- 0.4%
   KeySpan                           170,100         6,825
   Sempra Energy                     150,100         3,124
                                                 ---------
                                                     9,949
                                                 ---------
HOTELS & LODGING -- 0.4%
   Starwood Hotels &
     Resorts Worldwide               425,100        13,284
                                                 ---------
HOUSEHOLD PRODUCTS, FURNITURE & FIXTURES -- 0.9%
   Fortune Brands                    342,100         9,066
   Illinois Tool Works                66,300         3,705
   Maytag                            312,700         9,713
   Newell Rubbermaid                  17,700           404
   Whirlpool                         197,500         7,678
                                                 ---------
                                                    30,566
                                                 ---------

--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------
INSURANCE -- 7.7%
   Aetna                             164,800     $   9,569
   Allstate                          216,100         7,509
   AMBAC Financial Group             222,100        16,269
   American General                  197,200        15,381
   American International Group      536,600        51,346
   Chubb                             266,700        21,103
   Cigna                             423,400        44,202
   Hartford Financial Services       347,700        25,361
   Lincoln National                  225,800        10,867
   Marsh & McLennan                  142,200        18,877
   MBIA                               76,200         5,420
   Old Republic International        351,450         8,457
   PMI Group                         293,400        19,878
   Radian Group                      109,400         7,384
   St. Paul                          278,478        13,732
                                                  --------
                                                   275,355
                                                  --------
MACHINERY -- 1.0%
   Cummins Engine                    213,400         6,389
   Deere                             158,800         5,280
   Dover                             214,000        10,045
   Nacco Industries, Cl A             27,700         1,163
   Rockwell International            267,200         8,083
   Tecumseh Products, Cl A           144,900         6,068
                                                  --------
                                                    37,028
                                                  --------
MEDICAL PRODUCTS & SERVICES -- 3.2%
   Bausch & Lomb                     153,000         5,957
   Becton Dickinson                  202,400         5,351
   Boston Scientific*                389,200         6,397
   HCA - The Healthcare              302,900        11,245
   Johnson & Johnson                 394,200        37,030
   Mallinckrodt                      372,500        16,995
   Pacificare Health Systems*         44,900         1,563
   Tenet Healthcare*                 177,400         6,453
   UnitedHealth Group                246,100        24,302
                                                  --------
                                                   115,293
                                                  --------
METALS & METAL FABRICATE/HARDWARE -- 0.2%
   Allegheny Technologies            243,600         4,415
   Timken                            201,200         2,754
                                                  --------
                                                     7,169
                                                  --------
METALS & MINING -- 0.2%
   Alcan Aluminium                   261,261         7,560
                                                  --------
MISCELLANEOUS BUSINESS SERVICES -- 0.3%
   First Data                        266,800        10,422
                                                  --------
MISCELLANEOUS MANUFACTURING -- 2.1%
   Cooper Industries                 579,043        20,411
   FMC*                              217,800        14,606
   Minnesota Mining &
     Manufacturing                   255,700        23,301
   Tyco International                305,000        15,822
                                                  --------
                                                    74,140
                                                  --------
PAPER & PAPER PRODUCTS -- 2.7%
   Boise Cascade                     166,600         4,425
   Fort James                        589,700        18,023
   Georgia-Pacific Group             423,800         9,959
   International Paper               702,535        20,154
   Kimberly-Clark                    520,400        29,045
   Westvaco                          557,500        14,878
                                                  --------
                                                    96,484
                                                  --------
PETROLEUM & FUEL PRODUCTS -- 10.6%
   Amerada Hess                      404,800        27,096
   Baker Hughes                      201,500         7,481
   BJ Services*                      246,800        15,086
   BP Amoco ADR                      100,300         5,315
   Chevron                           201,700        17,195
   Conoco, Cl A                      395,000        10,319
   Exxon Mobil                     1,076,834        95,973
   Halliburton                       131,600         6,440
   Noble Drilling*                   159,100         7,995
   Occidental Petroleum            1,214,100        26,483
   Phillips Petroleum              1,452,400        91,138
   Texaco                            160,000         8,400
   Tosco                             408,600        12,743
   Total Fina Elf ADR                 87,400         6,419
   Ultramar Diamond Shamrock         345,600         8,770
   USX-Marathon Group                559,600        15,879
   Valero Energy                     146,500         5,155
   Williams                          179,400         7,579
                                                  --------
                                                   375,466
                                                  --------
PHOTOGRAPHIC EQUIPMENT & SUPPLIES -- 0.5%
   Eastman Kodak                     422,300        17,262
                                                  --------
RAILROADS -- 2.3%
   Burlington Northern Santa Fe      820,400        17,690
   Canadian Pacific                  167,600         4,358
   CSX                               734,600        16,023
   Norfolk Southern                  949,500        13,886
   Union Pacific                     773,525        30,071
                                                  --------
                                                    82,028
                                                  --------

SCHEDULE OF INVESTMENTS/STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- SEPTEMBER 30, 2000

LARGE CAP VALUE FUND--CONCLUDED
--------------------------------------------------------------------------------
                                   SHARES/FACE    MARKET
DESCRIPTION                       AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
RETAIL -- 3.6%
   Darden Restaurants              1,040,500    $   21,655
   Dillards, Cl A                    179,700         1,909
   Federated Department Stores*      510,400        13,334
   Limited                           221,100         4,878
   Lowe's                            123,900         5,560
   May Department Stores             777,662        15,942
   Sears Roebuck                   1,591,100        51,584
   Toys "R" US*                      393,200         6,389
   Zale*                             148,000         4,801
                                                ----------
                                                   126,052
                                                ----------
RUBBER-TIRES -- 0.3%
   Cooper Tire & Rubber              153,700         1,547
   Goodyear Tire & Rubber            444,000         7,992
                                                ----------
                                                     9,539
                                                ----------
SEMI-CONDUCTORS/INSTRUMENTS -- 0.5%
   Fairchild Semiconductor
     International, Cl A*            215,000         6,047
   KLA-Tencor*                        87,300         3,596
   Teradyne*                         142,800         4,998
                                                ----------
                                                    14,641
                                                ----------
SOFTWARE -- 0.3%
   Oracle*                            66,200         5,213
   Symantec*                         115,400         5,078
                                                ----------
                                                    10,291
                                                ----------
TELEPHONE & TELECOMMUNICATIONS -- 8.3%
   AT&T                            1,513,750        44,466
   BellSouth                       1,170,400        47,109
   Copper Mountain Networks*          50,700         1,901
   Cox Communications, Cl A*         157,600         6,028
   Global Crossing*                  249,300         7,728
   Harris                            221,100         6,288
   Nextel Communications, Cl A*      186,500         8,719
   Qwest Communications
     International*                  319,059        15,335
   SBC Communications              1,457,582        72,879
   Sprint (FON Group)                229,200         6,718
   Telephone & Data Systems          125,500        13,893
   Verizon Communications*         1,313,260        63,611
                                                ----------
                                                   294,675
                                                ----------
TRUCKING -- 0.4%
   United Parcel Service             218,200        12,301
   Yellow*                           214,000         3,237
                                                ----------
                                                    15,538
                                                ----------
WHOLESALE -- 0.3%
   Genuine Parts                     348,200         6,638
   Ingram Micro, Cl A*               325,000         4,468
                                                ----------
                                                    11,106
                                                ----------
Total Common Stocks
   (Cost $3,315,270)                             3,491,833
                                                ----------
PREFERRED STOCK -- 0.2%
BROADCASTING, NEWSPAPERS & ADVERTISING -- 0.2%
   News Corporation ADR              180,900         8,480
                                                ----------
Total Preferred Stock
   (Cost $7,179)                                     8,480
                                                ----------
U.S. TREASURY OBLIGATION -- 0.4%
   U.S. Treasury Bill (A) (B)
     6.031%, 11/09/00                $13,000        12,919
                                                ----------
Total U.S. Treasury Obligation
   (Cost $12,917)                                   12,919
                                                ----------
REPURCHASE AGREEMENT -- 1.1%
   JP Morgan
     6.590%, dated 09/29/00,
     matures 10/02/00, repurchase
     price $38,932,258 (collateralized
     by FHLB and FNMA obligations,
     total par value $38,955,000, 0.000%-
     6.290%, 10/04/00-07/06/10,
     total market value: $39,700,397) 38,912        38,912
                                                ----------
Total Repurchase Agreement
   (Cost $38,912)                                   38,912
                                                ----------
MONEY MARKET -- 0.1%
   Evergreen Select Money Market
     Fund, Cl Y                    5,015,311         5,015
                                                ----------
Total Money Market
   (Cost $5,015)                                     5,015
                                                ----------
Total Investments -- 100.2%
   (Cost $3,379,293)                            $3,557,159
                                                ==========

--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------
*NON-INCOME  PRODUCING  SECURITY
(A) SECURITY PLEDGED AS COLLATERAL ON OPEN FUTURES CONTRACTS.
(B) YIELD SHOWN IS EFFECTIVE YIELD AT TIME OF PURCHASE.
ADR -- AMERICAN  DEPOSITORY RECEIPT
CL -- CLASS
FHLB -- FEDERAL  HOME LOAN BANK
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


LARGE CAP GROWTH FUND

COMMON STOCKS -- 98.7%
AEROSPACE & DEFENSE -- 0.4%
   United Technologies               282,000    $   19,528
                                                ----------
AIR TRANSPORTATION -- 0.6%
   Southwest Airlines              1,175,500        28,506
                                                ----------
BANKS -- 0.7%
   Bank of America                   176,000         9,218
   Chase Manhattan                   530,000        24,479
                                                ----------
                                                    33,697
                                                ----------
BEAUTY PRODUCTS -- 0.8%
   Colgate-Palmolive                 578,000        27,282
   Gillette                          434,400        13,412
                                                ----------
                                                    40,694
                                                ----------
BIOTECHNOLOGY -- 2.7%
   Amgen*                            601,600        42,009
   Biogen*                           775,600        47,312
   Genentech*                        232,200        43,117
                                                ----------
                                                   132,438
                                                ----------
BROADCASTING, NEWSPAPERS & ADVERTISING -- 4.3%
   AT&T - Liberty Media, Cl A*     3,023,000        54,414
   Time Warner                     1,368,200       107,062
   Viacom, Cl B*                     875,200        51,199
                                                ----------
                                                   212,675
                                                ----------
COMMERCIAL SERVICES -- 1.0%
   Paychex                           984,800        51,702
                                                ----------
COMMUNICATIONS EQUIPMENT -- 3.8%
   CIENA*                            643,600        79,042
   Nokia Oyj ADR                   1,670,800        66,519
   Nortel Networks                   668,000        39,787
                                                ----------
                                                   185,348
                                                ----------
COMPUTERS & SERVICES -- 12.8%
   Cisco Systems*                  4,181,100       231,005
   Dell Computer*                  2,556,500        78,772
   EMC-Mass*                       1,200,900       119,039
   Extreme Networks*                 531,800        60,891
   Genuity*                          704,368         4,600
   IBM                                91,200        10,260
   Network Appliance*                105,300        13,413
   Sun Microsystems*                 925,300       108,029
                                                ----------
                                                   626,009
                                                ----------
DRUGS -- 9.9%
   Alza*                             461,700        39,937
   Elan ADR*                         500,000        27,375
   IDEC Pharmaceuticals*             138,300        24,252
   Immunex*                          387,500        16,856
   Medimmune*                        256,900        19,846
   Pfizer                          4,922,200       221,191
   QLT*                              180,000        12,757
   Schering-Plough                 1,413,300        65,718
   SCI Systems*                      328,000        13,448
   Teva Pharmaceutical ADR           318,000        23,274
   Watson Pharmaceutical*            332,600        21,577
                                                ----------
                                                   486,231
                                                ----------
ELECTRICAL SERVICES -- 0.9%
   AES*                              612,000        41,922
                                                ----------
ELECTRONICS -- 1.5%
   Solectron*                      1,557,000        71,817
                                                ----------
ENTERTAINMENT -- 0.2%
   Metro-Goldwyn-Mayer*              469,700        11,273
                                                ----------
                                                                              23

STATEMENT OF NET ASSETS/SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- SEPTEMBER 30, 2000

LARGE CAP GROWTH FUND--CONCLUDED
--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                          SHARES     VALUE (000)
--------------------------------------------------------------------------------
FINANCIAL SERVICES -- 9.2%
   American Express                  354,100     $  21,512
   Capital One Financial             113,300         7,938
   Charles Schwab                  1,300,650        46,173
   Citigroup                       1,407,866        76,113
   Goldman Sachs Group               296,100        33,737
   MBNA                            1,285,000        49,472
   Morgan Stanley Dean Witter      1,025,700        93,787
   Providian Financial               312,200        39,649
   Stilwell Financial*             1,491,900        64,898
   T. Rowe Price Associates          336,800        15,809
                                                ----------
                                                   449,088
                                                ----------
FOOD, BEVERAGE & TOBACCO -- 1.1%
   Kroger*                           579,000        13,064
   Safeway*                          826,800        38,601
                                                ----------
                                                    51,665
                                                ----------
INSURANCE -- 3.2%
   American International Group      954,825        91,365
   Progressive Ohio                  815,000        66,728
                                                ----------
                                                   158,093
                                                ----------
MEDICAL PRODUCTS & SERVICES -- 2.8%
   Allergan                          334,000        28,202
   Medtronic                         901,400        46,704
   Millennium Pharmaceuticals*       166,300        24,290
   Pharmacia                         620,500        37,346
                                                ----------
                                                   136,542
                                                ----------
MISCELLANEOUS MANUFACTURING -- 5.0%
   General Electric                2,816,100       162,454
   Tyco International              1,569,000        81,392
                                                ----------
                                                   243,846
                                                ----------
PETROLEUM & FUEL PRODUCTS -- 1.3%
   BP Amoco ADR                      109,500         5,803
   Enron                             240,700        21,091
   Global Marine*                    491,600        15,178
   Noble Drilling*                   393,000        19,748
                                                ----------
                                                    61,820
                                                ----------
RETAIL -- 5.3%
   Dollar Tree Stores*               219,900         8,920
   Home Depot                      2,039,900       108,242
   Kohl's*                         1,362,400        78,593
   Lowe's                            350,200        15,715
   Wal-Mart Stores                 1,031,600        49,646
                                                ----------
                                                   261,116
                                                ----------
SEMI-CONDUCTORS/INSTRUMENTS -- 11.9%
   Altera*                         1,536,000        73,344
   Analog Devices*                   543,400        44,864
   Applied Materials*                700,400        41,542
   Applied Micro Circuits*           164,600        34,083
   Broadcom, Cl A*                   113,700        27,714
   Cree*                              69,700         8,103
   Flextronics International*        172,200        14,141
   Intel                           3,302,900       137,277
   Maxim Integrated Products*        779,200        62,677
   Micron Technology*                410,000        18,860
   PMC - Sierra*                     145,000        31,211
   QLogic*                           297,000        26,136
   Transwitch*                       519,600        33,124
   Xilinx*                           343,100        29,378
                                                ----------
                                                   582,454
                                                ----------
SOFTWARE -- 12.0%
   Adobe Systems                     326,100        50,627
   Agile Software*                   271,200        24,391
   Alteon Websystems*                176,100        19,088
   America Online*                   304,000        16,340
   Ariba*                            313,800        44,957
   Foundry Networks*                 246,000        16,467
   I2 Technologies*                   85,000        15,900
   Interwoven*                       160,000        18,090
   Intuit*                           389,000        22,173
   Mercury Interactive*              214,300        33,592
   Microsoft*                      1,179,000        71,108
   Oracle*                           540,000        42,525
   Pixar*                            484,700        15,571
   Quest Software*                    70,700         4,391
   Rational Software*                372,000        25,807
   Siebel Systems*                   798,200        88,850
   VeriSign*                         195,700        39,641
   Veritas Software*                 170,000        24,140
   Yahoo*                            146,500        13,332
                                                ----------
                                                   586,990
                                                ----------
TELEPHONE & TELECOMMUNICATIONS -- 7.0%
   Amdocs*                           454,300        28,337
   AT&T                              587,722        17,264
   AT&T Wireless Group*            1,649,800        34,440
   Corning                           275,500        81,824
   JDS Uniphase*                     704,300        66,688
   Juniper Networks*                 113,000        24,740
   Metromedia Fiber Network, Cl A*   747,500        18,174
   Nextel Communications, Cl A*      424,700        19,855
   Nextel Partners, Cl A*            250,800         7,305
   Sycamore Networks*                330,600        35,705
   Vodafone Group ADR                276,700        10,240
                                                ----------
                                                   344,572
                                                ----------

--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                                   SHARES/FACE     MARKET
DESCRIPTION                        AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
WHOLESALE -- 0.3%
   Costco Wholesale*                 435,800    $   15,226
                                                ----------
Total Common Stocks
   (Cost $3,503,063)                             4,833,252
                                                ----------
U.S. TREASURY OBLIGATION -- 0.2%
   U.S. Treasury Bill (A) (B)
     6.150%, 11/09/00               $  8,000         7,950
                                                ----------
Total U.S. Treasury Obligation
   (Cost $7,949)                                     7,950
                                                ----------
COMMERCIAL PAPER -- 0.7%
   Ford Motor Credit
     6.510%, 10/03/00                 35,024        35,011
                                                ----------
Total Commercial Paper
   (Cost $35,011)                                   35,011
                                                ----------
MONEY MARKETS -- 0.1%
   Evergreen Select Money Market
     Fund, Cl I                    1,079,808         1,080
   Evergreen Select Money Market
     Fund, Cl Y                    6,176,517         6,177
                                                ----------
Total Money Markets
   (Cost $7,257)                                     7,257
                                                ----------
REPURCHASE AGREEMENT -- 0.5%
   JP Morgan
     6.460%, dated 09/29/00,
     matures 10/02/00, repurchase
     price $24,447,086 (collateralized
     by FNMA obligation and
     U.S. Treasury Note, total par
     value $25,413,000, 0.000%-5.250%,
     05/31/01-04/01/03, total
     market value: $25,031,596)       24,434        24,434
                                                ----------
Total Repurchase Agreement
   (Cost $24,434)                                   24,434
                                                ----------
Total Investments -- 100.2%
   (Cost $3,577,714)                             4,907,904
                                                ----------
Other Assets and Liabilities, Net -- (0.2%)         (9,854)
                                                ----------
NET ASSETS:
Portfolio Shares of Class A
   (unlimited authorization -- no par value)
   based on 135,158,668 outstanding shares
   of beneficial interest                       $3,377,939
Accumulated net realized gain on investments       190,075
Net unrealized depreciation on futures                (154)
Net unrealized appreciation on investments       1,330,190
                                                ----------
Total Net Asset -- 100.0%                       $4,898,050
                                                ==========
Net Asset Value, Offering and
   Redemption Price Per Share -- Class A            $36.24
                                                ==========
*NON-INCOME PRODUCING SECURITY
(A) SECURITY PLEDGED AS COLLATERAL ON OPEN FUTURES CONTRACTS.
(B) YIELD SHOWN IS
EFFECTIVE YIELD AT TIME OF PURCHASE.
ADR -- AMERICAN DEPOSITORY RECEIPT
CL -- CLASS
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

TAX MANAGED
LARGE CAP FUND

COMMON STOCKS -- 97.5%
AEROSPACE & DEFENSE -- 1.9%
   BF Goodrich                       155,100      $  6,078
   Boeing                            100,000         6,300
   Litton Industries*                 43,300         1,935
   Northrop Grumman                   56,000         5,089
   United Technologies               249,714        17,293
                                                  --------
                                                    36,695
                                                  --------
AIR TRANSPORTATION -- 0.1%
   Delta Air Lines                    53,100         2,356
                                                  --------
APPAREL/TEXTILES -- 0.1%
   VF                                 91,300         2,254
                                                  --------
AUTOMOTIVE -- 0.6%
   Dana                              195,000         4,192
   Ford Motor*                       150,000         3,797
   General Motors                     67,000         4,355
                                                  --------
                                                    12,344
                                                  --------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- SEPTEMBER 30, 2000

TAX MANAGED LARGE CAP FUND--CONTINUED
--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                            SHARES   VALUE (000)
--------------------------------------------------------------------------------
BANKS -- 4.2%
   Bank of America                   656,100     $  34,363
   Bank One                          335,100        12,943
   Chase Manhattan                   146,000         6,743
   First Union                       283,000         9,109
   FleetBoston Financial             333,064        12,989
   PNC Financial Services Group      111,000         7,215
                                                 ---------
                                                    83,362
                                                 ---------
BEAUTY PRODUCTS -- 1.0%
   Avon Products                     140,000         5,722
   Colgate-Palmolive                 165,000         7,788
   Procter & Gamble                   99,000         6,633
                                                 ---------
                                                    20,143
                                                 ---------
BIOTECHNOLOGY -- 0.4%
   Amgen*                            100,800         7,039
                                                 ---------
BROADCASTING, NEWSPAPERS & ADVERTISING -- 3.8%
   AT&T - Liberty Media, Cl A*       834,500        15,021
   Clear Channel Communications*      96,000         5,424
   Gannett                            90,000         4,770
   New York Times, Cl A              114,000         4,482
   Time Warner                       279,000        21,832
   Tribune                           139,000         6,064
   Viacom, Cl B*                     288,000        16,848
                                                 ---------
                                                    74,441
                                                 ---------
BUILDING & CONSTRUCTION -- 0.3%
   American Standard*                 60,000         2,666
   Centex                             90,000         2,891
   Owens Corning                      70,700           186
                                                 ---------
                                                     5,743
                                                 ---------
CHEMICALS -- 1.4%
   Ashland                            31,800         1,071
   Dow Chemical                      512,700        12,785
   Eastman Chemical                   26,600           983
   Lubrizol                           88,200         1,736
   Lyondell Chemical                 101,500         1,199
   Millennium Chemicals               50,600           750
   Praxair                            62,100         2,321
   Union Carbide                     185,200         6,991
                                                 ---------
                                                    27,836
                                                 ---------
COMMUNICATIONS EQUIPMENT -- 2.2%
   CIENA*                             82,000        10,071
   Digital Lightwave*                 29,000         2,106
   Ericsson ADR                      289,000         4,281
   Nokia Oyj ADR                     287,800        11,458
   Nortel Networks                   180,000        10,721
   Tellabs*                           86,000         4,106
                                                 ---------
                                                    42,743
                                                 ---------
COMPUTERS & SERVICES -- 9.9%
   Apple Computer*                    59,800         1,540
   Brocade Communications System*     18,000         4,248
   Cisco Systems*                  1,157,700        63,963
   Compaq Computer                   152,000         4,192
   Dell Computer*                    419,000        12,910
   DST Systems*                       21,000         2,468
   EMC-Mass*                         362,000        35,883
   Extreme Networks*                 114,000        13,053
   IBM                               158,000        17,775
   Network Appliance*                 73,800         9,400
   Quantum - DLT & Storage*           71,700         1,080
   Sun Microsystems*                 186,000        21,715
   Sungard Data Systems*             120,000         5,137
   Tech Data*                         17,600           752
                                                 ---------
                                                   194,116
                                                 ---------
CONTAINERS & PACKAGING -- 0.5%
   Crown Cork & Seal                 190,000         2,031
   Owens-Illinois*                   174,000         1,609
   Smurfit-Stone Container*          280,000         3,360
   Sonoco Products                   175,000         3,161
                                                 ---------
                                                    10,161
                                                 ---------
DRUGS -- 7.8%
   Alza*                              87,000         7,525
   Bergen Brunswig, Cl A              75,000           877
   Bristol-Myers Squibb              280,000        15,995
   Elan ADR*                          95,100         5,207
   IDEC Pharmaceuticals*              28,000         4,910
   Immunex*                           68,200         2,967
   Medimmune*                         48,000         3,708
   Merck                             283,700        21,118
   Pfizer                          1,289,025        57,926
   QLT*                               33,900         2,403
   Schering-Plough                   500,200        23,259
   Teva Pharmaceutical ADR            90,000         6,587
   Watson Pharmaceutical*             22,600         1,466
                                                 ---------
                                                   153,948
                                                 ---------
ELECTRICAL SERVICES -- 4.4%
   AES*                              166,000        11,371
   American Electric Power           248,500         9,723
   C&D Technologies                   85,000         4,824
   Cinergy                           210,000         6,943
   Consolidated Edison               215,400         7,351
   Entergy                           181,000         6,742
   FirstEnergy                       282,900         7,621
   GPU                                85,000         2,757
   PG&E                              159,400         3,855
   Pinnacle West Capital             125,000         6,359
   Technitrol                         30,000         3,030
   Vishay Intertechnology*           180,000         5,535
   Wisconsin Energy                  111,100         2,215
   XCEL Energy*                      296,600         8,156
                                                 ---------
                                                    86,482
                                                 ---------

--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------
ELECTRONICS -- 1.3%
   Arrow Electronics*                111,500      $  3,798
   Avnet                              12,000           340
   Solectron*                        432,000        19,926
   Thomas & Betts                    100,200         1,747
                                                  --------
                                                    25,811
                                                  --------
FINANCIAL SERVICES -- 6.9%
   American Express                  130,000         7,897
   Bear Stearns                       47,000         2,961
   Citigroup                         799,999        43,250
   Goldman Sachs Group                51,800         5,902
   JP Morgan                          76,000        12,416
   Lehman Brothers Holdings           70,000        10,342
   MBNA                              529,100        20,370
   Morgan Stanley Dean Witter        289,000        26,425
   Stilwell Financial*               146,400         6,368
                                                  --------
                                                   135,931
                                                  --------
FOOD, BEVERAGE & TOBACCO -- 2.9%
   Anheuser-Busch                    114,000         4,824
   Conagra Foods                     529,000        10,613
   Kroger*                           154,000         3,475
   Pepsico                           120,000         5,520
   Philip Morris                     412,100        12,131
   Quaker Oats                        40,000         3,165
   Safeway*                          136,600         6,378
   Sara Lee                          198,000         4,022
   Supervalu                         333,000         5,016
   Tyson Foods, Cl A                 137,700         1,377
                                                  --------
                                                    56,521
                                                  --------
HOUSEHOLD PRODUCTS, FURNITURE & FIXTURES -- 0.2%
   Newell Rubbermaid                   3,600            82
   Whirlpool                         100,000         3,887
                                                  --------
                                                     3,969
                                                  --------
INSURANCE -- 3.2%
   Aetna                               6,500           377
   AMBAC Financial Group              38,000         2,783
   American International Group      166,500        15,932
   AON                               169,000         6,633
   Arthur J. Gallagher                57,000         3,370
   Chubb                             183,000        14,480
   Hartford Financial Services       181,000        13,202
   MBIA                               45,000         3,201
   Metlife*                          129,000         3,378
   St. Paul                           13,000           641
                                                  --------
                                                    63,997
                                                  --------
MEDICAL PRODUCTS & SERVICES -- 3.0%
   Allergan                           63,000         5,320
   HCA - The Healthcare              141,000         5,235
   Johnson & Johnson                 172,000        16,157
   Medtronic                         118,000         6,114
   Millennium Pharmaceuticals*        31,000         4,528
   Pharmacia                         117,000         7,042
   St. Jude Medical*                  56,000         2,856
   Tenet Healthcare*                  80,000         2,910
   UnitedHealth Group                 90,000         8,888
                                                  --------
                                                    59,050
                                                  --------
METALS & MINING -- 0.1%
   Alcan Aluminium                    39,200         1,134
                                                  --------
MISCELLANEOUS MANUFACTURING -- 4.8%
   Cooper Industries                 106,500         3,754
   FMC*                               52,900         3,548
   General Electric                1,060,500        61,178
   Honeywell International            60,000         2,138
   Tyco International                464,000        24,070
                                                  --------
                                                    94,688
                                                  --------
PAINT & RELATED PRODUCTS -- 0.2%
   Sherwin-Williams                  165,400         3,535
                                                  --------
PAPER & PAPER PRODUCTS -- 1.7%
   Fort James                        251,900         7,699
   Georgia-Pacific Group             105,000         2,468
   International Paper               407,932        11,703
   Kimberly-Clark                    100,000         5,581
   Temple-Inland                      66,700         2,526
   Westvaco                          123,800         3,304
   Willamette Industries              25,000           700
                                                  --------
                                                    33,981
                                                  --------
PETROLEUM & FUEL PRODUCTS -- 6.2%
   Amerada Hess                      169,600        11,353
   BP Amoco ADR                       29,000         1,537
   Conoco, Cl A                      211,750         5,532
   Dynegy, Cl A                      106,000         6,042
   Enron                              94,000         8,237
   Exxon Mobil                       281,968        25,130
   Global Marine*                     93,000         2,871
   Kerr-McGee                         57,500         3,809
   Noble Drilling*                   204,000        10,251
   Occidental Petroleum              415,300         9,059
   Phillips Petroleum                463,700        29,097
   Unocal                            132,000         4,678
   USX-Marathon Group                170,000         4,824
                                                  --------
                                                   122,420
                                                  --------
                                                                              27

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- SEPTEMBER 30, 2000

TAX MANAGED LARGE CAP FUND--CONCLUDED
--------------------------------------------------------------------------------
                                   SHARES/FACE      MARKET
DESCRIPTION                        AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
RAILROADS -- 1.7%
   Burlington Northern Santa Fe      440,900    $    9,507
   CSX                               249,000         5,431
   Norfolk Southern                  495,500         7,247
   Union Pacific                     305,400        11,872
                                                ----------
                                                    34,057
                                                ----------
RETAIL -- 4.9%
   Darden Restaurants                110,000         2,289
   Dillards, Cl A                     28,800           306
   Dollar Tree Stores*                41,000         1,663
   Federated Department Stores*      119,500         3,122
   Home Depot                        550,300        29,200
   Kohl's*                           347,500        20,046
   May Department Stores             343,400         7,040
   Sears Roebuck                     362,000        11,736
   Talbots                            48,000         3,180
   Target                             75,000         1,922
   TJX                               135,000         3,038
   Wal-Mart Stores                   260,000        12,513
                                                ----------
                                                    96,055
                                                ----------
RUBBER-TIRES -- 0.1%
   Cooper Tire & Rubber               38,200           384
   Goodyear Tire & Rubber            135,700         2,443
                                                ----------
                                                     2,827
                                                ----------
SEMI-CONDUCTORS/INSTRUMENTS -- 7.0%
   Altera*                           410,000        19,578
   Analog Devices*                   116,800         9,643
   Applied Materials*                183,000        10,854
   Applied Micro Circuits*            14,000         2,899
   Broadcom, Cl A*                    17,000         4,144
   Credence Systems*                  37,500         1,125
   Flextronics International*         48,000         3,942
   Intel                           1,088,000        45,220
   Micron Technology*                100,000         4,600
   Nvidia*                            96,000         7,860
   PMC - Sierra*                      38,400         8,266
   QLogic*                            61,400         5,403
   Teradyne*                          77,000         2,695
   Transwitch*                        98,800         6,299
   Vitesse Semiconductor*             53,500         4,758
                                                ----------
                                                   137,286
                                                ----------
SOFTWARE -- 8.2%
   Adobe Systems                      90,000        13,973
   Alteon Websystems*                 31,400         3,403
   America Online*                   396,800        21,328
   Ariba*                             59,000         8,453
   Computer Associates International 142,000         3,577
   Foundry Networks*                  67,000         4,485
   I2 Technologies*                   16,000         2,993
   Interwoven*                        30,400         3,437
   Intuit*                            85,800         4,891
   Mercury Interactive*               40,000         6,270
   Microsoft*                        367,400        22,159
   Oracle*                           316,000        24,885
   Portal Software*                  120,000         4,800
   Rational Software*                 70,000         4,856
   Symantec*                          60,000         2,640
   VeriSign*                          88,900        18,008
   Veritas Software*                  44,500         6,319
   Yahoo*                             43,000         3,913
                                                ----------
                                                   160,390
                                                ----------
TELEPHONE & TELECOMMUNICATIONS -- 6.2%
   Alltel                             55,000         2,870
   Amdocs*                           102,500         6,393
   AT&T                              306,816         9,013
   AT&T Wireless Group*              454,800         9,494
   BellSouth                         250,000        10,063
   Copper Mountain Networks*          64,000         2,400
   Corning                            81,400        24,176
   JDS Uniphase*                      80,200         7,594
   Metromedia Fiber Network, Cl A*   153,700         3,737
   Nextel Communications, Cl A*       77,000         3,600
   Nextel Partners, Cl A*             45,400         1,322
   SBC Communications                405,880        20,294
   SDL*                               12,800         3,959
   Sycamore Networks*                 68,700         7,420
   Vodafone Group ADR                 78,000         2,886
   WorldCom*                         247,000         7,503
                                                ----------
                                                   122,724
                                                ----------
WHOLESALE -- 0.3%
   Genuine Parts                     180,200         3,435
   Ingram Micro, Cl A*               210,000         2,888
                                                ----------
                                                     6,323
                                                ----------
Total Common Stocks
   (Cost $1,776,630)                             1,920,362
                                                ----------
U.S. TREASURY OBLIGATION -- 0.2%
   U.S. Treasury Bill (A) (B)
      6.045%, 11/09/00               $ 4,500         4,472
                                                ----------
Total U.S. Treasury Obligation
   (Cost $4,472)                                     4,472
                                                ----------
COMMERCIAL PAPER -- 0.1%
   Ford Motor Credit
      6.510%, 10/03/00                 2,947         2,946
                                                ----------
Total Commercial Paper
   (Cost $2,946)                                     2,946
                                                ----------

--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                                    SHARES/FACE     MARKET
DESCRIPTION                        AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 1.5%
   JP Morgan
     6.590%, dated 09/29/00,
     matures 10/02/00, repurchase
     price $29,014,853 (FHLMC and
     FNMA obligations, total par value
     $30,218,000, 5.750%, 06/15/01-
     02/15/08, total market value:
     $29,616,995)                    $28,999    $   28,999
                                                ----------
Total Repurchase Agreement
   (Cost $28,999)                                   28,999
                                                ----------
MONEY MARKETS -- 0.3%
   Evergreen Select Money
     Market Fund, Cl Y             2,711,512         2,712
   Evergreen Select Money
     Market Fund, Cl I             2,913,083         2,913
                                                ----------
Total Money Markets
   (Cost $5,625)                                     5,625
                                                ----------
Total Investments -- 99.6%
   (Cost $1,818,672)                            $1,962,404
                                                ==========

*NON-INCOME PRODUCING SECURITY
(A) SECURITY PLEDGED AS COLLATERAL ON OPEN FUTURES CONTRACTS.
(B) YIELD SHOWN IS EFFECTIVE YIELD AT TIME OF PURCHASE.
ADR -- AMERICAN  DEPOSITORY  RECEIPT
CL -- CLASS
FHLMC -- FEDERAL HOME LOAN MORTGAGE  CORPORATION
FNMA -- FEDERAL NATIONAL
MORTGAGE  ASSOCIATION
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

SMALL CAP VALUE FUND
--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCKS -- 94.5%
AEROSPACE & DEFENSE -- 1.3%
   Alliant Techsystems*               45,388         3,727
   BE Aerospace*                     136,700         2,204
   Doncasters ADR*                   100,300         2,031
   Litton Industries*                  8,700           389
   Primex Technologies                97,100         2,822
   United Industrial                  34,700           377
                                                 ---------
                                                    11,550
                                                 ---------
AIR TRANSPORTATION -- 0.7%
   America West Holdings, Cl B*      236,100         2,877
   Offshore Logistics*                66,200         1,183
   Skywest                            26,600         1,363
   UAL                                 9,300           391
                                                 ---------
                                                     5,814
                                                 ---------
APPAREL/TEXTILES -- 1.7%
   Guilford Mills                    200,400           376
   Kellwood                          189,500         3,458
   Liz Claiborne                       9,300           358
   Phillips-Van Heusen                39,500           407
   Polo Ralph Lauren*                155,700         2,511
   Quiksilver*                        74,300         1,430
   RG Barry*                         270,100           810
   Russell                            53,600           851
   Springs Industries, Cl A           55,900         1,576
   Tommy Hilfiger*                   343,700         3,308
   Tropical Sportswear International*  6,200           105
                                                 ---------
                                                    15,190
                                                 ---------
AUTOMOTIVE -- 2.2%
   ArvinMeritor                       31,600           464
   Bandag                             12,600           453
   Borg Warner                       164,100         5,436
   Dura Automotive Systems*          112,700         1,041
   Harsco                             58,600         1,293
   Midas                              75,900         1,063
   Modine Manufacturing              160,200         4,513
   Paccar                              9,200           341
   Standard Motor Products            46,500           372
   Superior Industries International 156,400         4,692
                                                 ---------
                                                    19,668
                                                 ---------
BANKS -- 5.7%
   Andover Bancorp                    26,362           804
   Astoria Financial                  61,300         2,368
   Bancwest                           89,300         1,736
   Bank United, Cl A                  53,300         2,702
   Chittenden                         42,000         1,079
   City National                      31,600         1,221
   Commerce Bancshares                14,200           523

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- SEPTEMBER 30, 2000

SMALL CAP VALUE FUND--CONTINUED
--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------
   Community First Bankshares         57,500     $   1,010
   Cullen/Frost Bankers               98,800         3,211
   Dime Bancorp                       30,242           652
   Dime Community Bancshares          96,900         2,398
   Downey Financial                   78,100         3,085
   FirstFed Financial*                86,100         1,980
   Flagstar Bancorp                   51,500           631
   Greater Bay Bancorp                14,100           979
   Greenpoint Financial               21,600           640
   Hamilton Bancorp*                  30,800           524
   Hibernia, Cl A                     35,100           430
   Hudson United Bancorp              56,600         1,564
   IndyMac Bancorp*                  120,500         2,478
   MAF Bancorp                        10,200           254
   OceanFirst Financial               41,000           851
   PFF Bancorp                        24,100           524
   Richmond County Financial          27,600           668
   Roslyn Bancorp                     55,300         1,237
   Silicon Valley Bancshares*         30,700         1,788
   Southwest Bancorp of Texas*        90,500         2,958
   Staten Island Bancorp             286,000         5,720
   Trustmark                          19,200           374
   UnionBanCal                        26,400           615
   Washington Federal                 83,400         1,897
   Webster Financial                  34,200           921
   Westamerica Bancorporation         41,400         1,384
   Whitney Holding                    21,000           763
   Wilmington Trust                   18,600           997
                                                 ---------
                                                    50,966
                                                 ---------
BEAUTY PRODUCTS -- 0.4%
   Alberto-Culver, Cl B               42,900         1,236
   Dial                              163,500         1,901
                                                 ---------
                                                     3,137
                                                 ---------
BROADCASTING, NEWSPAPERS & ADVERTISING -- 2.3%
   Banta                              67,300         1,640
   Courier                            44,400         1,288
   Entercom Communications*           30,600           916
   Grey Global Group                   5,100         3,161
   Hollinger International           231,400         3,876
   Lee Enterprises                    31,400           907
   Penton Media                       41,300         1,136
   R.H. Donnelley*                   162,200         3,426
   Scholastic*                        20,200         1,607
   True North Communications          20,800           744
   Young Broadcasting, Cl A*          71,100         2,235
                                                 ---------
                                                    20,936
                                                 ---------
BUILDING & CONSTRUCTION -- 4.4%
   Centex                             40,360         1,297
   DR Horton                         134,552         2,313
   Dycom Industries*                  13,300           554
   EMCOR Group*                      208,600         5,424
   Fleetwood Enterprises             145,800         1,977
   Fluor                               9,300           279
   Granite Construction               98,200         2,381
   Jacobs Engineering Group*         220,400         8,885
   Kaufman & Broad Home               80,800         2,177
   MDC Holdings                       90,090         2,342
   NVR*                                5,100           413
   Pulte                              87,600         2,891
   Ryland Group                       68,000         2,108
   Standard-Pacific                  125,800         2,264
   Toll Brothers*                     42,400         1,457
   U.S. Aggregates                   136,500         2,261
   Winnebago Industries               51,100           639
                                                 ---------
                                                    39,662
                                                 ---------
BUILDING & CONSTRUCTION SUPPLIES -- 2.9%
   Centex Construction Products      123,600         3,067
   Dal-Tile International*           586,000         7,325
   Genlyte Group*                    252,500         6,455
   Johns Manville                     58,200           658
   Lennox International              158,700         1,488
   Mobile Mini*                        9,600           185
   Nortek*                            26,120           457
   Simpson Manufacturing*             18,100           809
   Southdown                           4,200           299
   York International                214,000         5,323
                                                 ---------
                                                    26,066
                                                 ---------
CHEMICALS -- 3.6%
   Albemarle                         133,500         2,695
   American Pacific*                 158,800           983
   Arch Chemicals                     98,200         1,792
   Ashland                            16,700           563
   Cambrex                           173,200         6,408
   CFC International*                 55,400           325
   Cytec Industries*                 148,500         4,965
   Engelhard                          23,500           382
   Ethyl                             168,300           242
   H.B. Fuller                         7,200           207
   Hercules                          151,600         2,141
   Lubrizol                           15,600           307
   Millennium Chemicals               30,700           455
   Minerals Technologies              59,700         2,746
   Olin                              400,300         6,480
   Polyone                            60,400           442
   W.R. Grace*                        28,500           196
   Wellman                            45,300           654
                                                 ---------
                                                    31,983
                                                 ---------

--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                            SHARES    VALUE (000)
--------------------------------------------------------------------------------
CLOSED-END REGULATED INVESTMENT COMPANY -- 0.5%
   John Hancock Bank and
     Thrift Opportunity Fund         576,600      $  4,577
                                                  --------
COMMERCIAL SERVICES -- 1.5%
   Advo*                             108,800         3,590
   CDI*                               65,700         1,051
   F.Y.I.*                            69,400         2,594
   Gartner Group, Cl A*              179,000         2,081
   Kelly Services, Cl A               11,100           262
   Modis Professional Services*       28,300           147
   R.R. Donnelley & Sons              23,300           572
   Reynolds & Reynolds, Cl A          66,400         1,320
   Spherion*                          73,300           875
   Stewart Enterprises, Cl A         444,000           860
                                                  --------
                                                    13,352
                                                  --------
COMMUNICATIONS EQUIPMENT -- 0.1%
   Cable Design Technologies*         22,200           540
                                                  --------
COMPUTERS & SERVICES -- 1.1%
   Astro-Med                          37,200           188
   Avant!*                           129,400         2,362
   Factset Research Systems           33,900         1,275
   Intergraph*                        59,300           426
   Iomega*                           257,300         1,286
   Kronos*                            31,300           939
   Mentor Graphics*                   27,300           643
   M-Systems Flash Disk Pioneers*     12,500           477
   NCR*                               11,400           431
   Radisys*                           30,300         1,532
                                                  --------
                                                     9,559
                                                  --------
CONTAINERS & PACKAGING -- 0.5%
   Ball                               14,600           463
   Bemis                              32,700         1,050
   Greif Brothers, Cl A               84,200         2,800
   Longview Fibre                     46,500           558
                                                  --------
                                                     4,871
                                                  --------
DRUGS -- 1.2%
   Albany Molecular Research*         31,400         1,764
   Alpharma, Cl A                     31,000         1,895
   Bindley WesternIndustries          43,935         1,406
   Coulter Pharmaceutical*            33,600           970
   Dura Pharmaceuticals*              54,500         1,928
   Noven Pharmaceuticals*             36,400         1,556
   Perrigo*                          183,100         1,253
                                                  --------
                                                    10,772
                                                  --------
ELECTRICAL COMPONENTS & EQUIPMENT -- 0.2%
   Belden                             56,000         1,323
   Insteel Industries                202,300           822
                                                  --------
                                                     2,145
                                                  --------
ELECTRICAL SERVICES -- 5.1%
   Allete                             56,800         1,257
   Cleco                              40,080         1,874
   Conectiv                           64,400         1,151
   Constellation Energy Group         12,300           612
   El Paso Electric*                 632,100         8,704
   Energy East                         7,663           173
   GPU                                 7,800           253
   Hawaiian Electric Industries       51,000         1,779
   Idacorp                            37,300         1,725
   Ipalco Enterprises                102,200         2,338
   MDU Resources Group               128,500         3,823
   OGE Energy                        111,300         2,372
   Otter Tail Power                    3,900            90
   Pinnacle West Capital              14,000           712
   PPL                                17,700           739
   Public Service of New Mexico      322,800         8,352
   Puget Sound Energy                 12,300           312
   RGS Energy Group                   69,800         1,967
   Scana                              45,100         1,392
   Sierra Pacific Resources          132,500         2,385
   UIL Holdings                       29,100         1,497
   Unisource Energy                   87,200         1,428
   WPS Resources                      25,300           829
                                                  --------
                                                    45,764
                                                  --------
ELECTRONICS -- 1.3%
   APW*                               46,000         2,243
   CTS                                26,000         1,316
   FEI*                               26,800           581
   Kemet*                             24,200           669
   Sensormatic Electronics*          328,900         4,933
   Tektronix                          23,900         1,836
                                                  --------
                                                    11,578
                                                  --------
ENTERTAINMENT -- 0.3%
   Anchor Gaming*                     22,400         1,782
   Cinar, Cl B*                       32,300            97
   Zomax*                             74,100           519
                                                  --------
                                                     2,398
                                                  --------
ENVIRONMENTAL SERVICES -- 0.0%
   Sevenson Environmental Services    20,790           225
                                                  --------
FINANCIAL SERVICES -- 3.7%
   Advanta, Cl B                      23,400           190
   Affiliated Managers Group*         71,300         4,060
   AG Edwards                         10,700           560
   AmeriCredit*                       84,700         2,440
   Bear Stearns                        8,300           523
   Blackrock*                        118,500         3,792
   Dain Rauscher                      26,100         2,427
   Doral Financial                    79,500         1,287
   Financial Federal*                 37,300           902

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- SEPTEMBER 30, 2000

SMALL CAP VALUE FUND--CONTINUED
--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                          SHARES     VALUE (000)
--------------------------------------------------------------------------------
   Heller Financial                   51,400      $  1,468
   Jefferies Group                    27,600           742
   John Nuveen, Cl A                  93,700         4,533
   Metris                             44,100         1,742
   Neuberger Berman                   23,100         1,421
   Raymond James Financial           151,500         4,990
   Somerset Group                      4,200           119
   Southwest Securities Group         70,300         2,056
                                                  --------
                                                    33,252
                                                  --------
FOOD, BEVERAGE & TOBACCO -- 1.5%
   Adolph Coors, CL B                 22,830         1,443
   Constellation Brands*              15,000           815
   Corn Products International       107,800         2,452
   Dean Foods                          9,000           299
   Fleming Companies                  87,800         1,147
   Michael Foods                      45,900         1,073
   Pilgrims Pride, Cl A               16,100            85
   Pilgrims Pride, Cl B               32,200           221
   Ralcorp Holdings*                  74,000         1,045
   Smithfield Foods*                  51,400         1,349
   Suiza Foods*                       50,100         2,539
   Universal                          38,530         1,132
                                                  --------
                                                    13,600
                                                  --------
FORESTRY -- 0.1%
   Rayonier                           37,000         1,330
                                                  --------
GAS/NATURAL GAS -- 1.5%
   Cascade Natural Gas                30,100           527
   Energen                            73,300         2,181
   National Fuel Gas                   7,200           404
   Oneok                              90,000         3,577
   Peoples Energy                     11,900           397
   Sempra Energy                      29,900           622
   UGI                               168,800         4,093
   Washington Gas Light               70,700         1,900
                                                  --------
                                                    13,701
                                                  --------
HAND/MACHINE TOOLS -- 1.4%
   Franklin Electric                  23,900         1,649
   Lincoln Electric Holdings         358,600         4,774
   Powell Industries*                147,400         1,750
   Regal Beloit                      269,900         4,578
                                                  --------
                                                    12,751
                                                  --------
HOLDING COMPANY -- 0.0%
   Craig                              97,900           294
                                                  --------
HOTELS & LODGING -- 1.2%
   Aztar*                            117,400         1,805
   Prime Hospitality*                 77,700           787
   Starwood Hotels &
     Resorts Worldwide               222,100         6,941
   Station Casinos*                   85,000         1,211
                                                  --------
                                                    10,744
                                                  --------
HOUSEHOLD PRODUCTS, FURNITURE & FIXTURES -- 1.7%
   Chromcraft Revington*              45,300           368
   Ethan Allen Interiors              80,400         2,276
   Furniture Brands International*    18,300           304
   Harman International Industries   139,900         5,470
   Kimball International, Cl B       190,900         3,412
   Salton*                            83,700         2,705
   Standard Register                  11,040           177
   Tupperware                         30,900           556
   Whirlpool                           8,700           338
                                                  --------
                                                    15,606
                                                  --------
INSURANCE -- 6.8%
   Acceptance Insurance*             171,600         1,137
   AmerUs Group                       75,400         1,942
   Annuity and Life Re               141,900         3,423
   Arch Capital Group*               150,800         2,375
   Arthur J. Gallagher                29,500         1,744
   CNA Surety                         31,600           363
   Commerce Group                     86,100         2,492
   Delphi Financial Group, Cl A*      19,448           788
   Enhance Financial Services Group   23,700           308
   Everest Re Group                   67,400         3,336
   FBL Financial Group, Cl A          44,600           725
   First American                    109,800         2,292
   HCC Insurance Holdings             60,800         1,235
   Hilb, Rogal & Hamilton             73,200         3,052
   IPC Holdings                      134,600         2,490
   LandAmerica Financial Group        26,600           760
   Leucadia National                  52,100         1,394
   Markel*                            11,200         1,700
   MGIC Investment                     5,400           330
   Mony Group                         49,700         1,982
   Mutual Risk Management            113,300         2,486
   Old Republic International         24,600           592
   Pico Holdings*                    133,300         1,741
   PMI Group                           7,300           495
   Presidential Life                 117,020         1,748
   Radian Group                       32,890         2,220
   Scottish Annuity & Life Holdings  203,500         1,882
   Stancorp Financial Group           31,300         1,338
   Stewart Information Services      241,700         3,716
   W.R. Berkley                      120,700         4,172
   White Mountains Insurance Group    25,900         7,067
                                                  --------
                                                    61,325
                                                  --------

--------------------------------------------------------------------------------





--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                          SHARES     VALUE (000)
--------------------------------------------------------------------------------
INVESTMENT COMPANY -- 0.2%
   Capital Southwest                  29,600      $  1,769
                                                  --------
LEASING & RENTING -- 1.0%
   Avis Group Holdings*               15,800           468
   Gatx                               33,800         1,415
   Rent-A-Center*                     32,000         1,110
   Rent-Way*                          43,200         1,312
   Rollins Truck Leasing              46,400           293
   Ryder System                      210,700         3,885
   Xtra*                              18,600           827
                                                  --------
                                                     9,310
                                                  --------
LEISURE PRODUCTS -- 0.8%
   Arctic Cat                        297,600         3,757
   Brunswick                          24,300           443
   Gtech Holdings*                    18,200           301
   Jakks Pacific*                     91,300           859
   Topps*                            107,800           990
   West Marine*                       62,000           512
                                                  --------
                                                     6,862
                                                  --------
MACHINERY -- 2.5%
   Agco                              263,700         3,131
   Briggs & Stratton                 140,200         5,301
   Flowserve*                         52,500           863
   Gardner Denver*                    45,400           738
   Gehl*                              21,100           244
   Imation*                           51,200           954
   JLG Industries                    139,700         1,703
   Magnetek*                         111,300         1,183
   Manitowoc                          62,700         1,207
   Stewart & Stevenson Services       69,400         1,210
   Tecumseh Products, Cl A            81,800         3,425
   Thomas Industries                  84,800         1,717
   Twin Disc                          31,800           533
                                                  --------
                                                    22,209
                                                  --------
MARINE TRANSPORTATION -- 0.7%
   Alexander & Baldwin               106,500         2,769
   Kirby*                             40,600           797
   Sea Containers, Cl A               45,200         1,054
   Teekay Shipping                    38,900         1,826
                                                  --------
                                                     6,446
                                                  --------
MEDICAL PRODUCTS & SERVICES -- 4.3%
   America Service Group*             66,300         1,724
   Cooper                            123,600         4,372
   Datascope                           9,800           328
   Diagnostic Products                37,600         2,016
   Edwards Lifesciences*             220,700         4,814
   Foundation Health Systems, Cl A*   64,200         1,067
   Healthsouth*                       75,000           609
   Hooper Holmes                      12,600           120
   ICU Medical*                        1,800            47
   Inamed*                            92,100         2,590
   Lincare Holdings*                  41,800         1,199
   National Dentex*                   67,200         1,159
   Orthodontic Centers of America*    46,900         1,562
   Oxford Health Plans*               88,900         2,732
   Pacificare Health Systems*          9,900           345
   Patterson Dental*                  37,500           844
   Renal Care Group*                 315,400         5,874
   Respironics*                       14,400           240
   Sola International*                50,100           323
   Varian Medical Systems*            33,100         1,496
   Wesley Jessen Visioncare*         142,700         5,485
                                                  --------
                                                    38,946
                                                  --------
METALS & METAL FABRICATE/HARDWARE -- 2.4%
   Amcast Industrial                  38,310           362
   Cleveland-Cliffs                  172,900         3,955
   Commercial Metals                  85,200         2,173
   Intermet                          213,500         1,548
   Kaydon                            225,800         5,193
   LB Foster, Cl A*                  149,400           514
   Mueller Industries*               180,200         4,043
   Precision Castparts                44,100         1,692
   Timken                             12,000           164
   Velcro Industries                 157,800         1,696
   Worthington Industries             25,000           234
                                                  --------
                                                    21,574
                                                  --------
MISCELLANEOUS MANUFACTURING -- 2.3%
   AO Smith                           28,550           359
   Aptargroup                         29,200           699
   Barnes Group                       38,450           707
   Carlisle                          108,000         4,482
   Clarcor                           252,250         4,919
   ESCO Technologies*                 51,050           893
   FMC*                                7,800           523
   Lancaster Colony                   22,000           540
   M&F Worldwide*                    144,400           839
   National Service Industries        48,800           955
   NCH                                12,730           450
   Pittston Brink's Group            232,900         3,610
   Smith Investment                   10,100           333
   SPS Technologies*                  21,700         1,052
   U.S. Industries                    39,200           390
                                                  --------
                                                    20,751
                                                  --------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- SEPTEMBER 30, 2000

SMALL CAP VALUE FUND--CONCLUDED
--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------
PAPER & PAPER PRODUCTS -- 0.5%
   Louisiana-Pacific                 183,200      $  1,683
   Pope & Talbot                     106,500         1,524
   Potlatch                            5,100           161
   Rock-Tenn, Cl A                    50,800           505
   Westvaco                           17,500           467
                                                  --------
                                                     4,340
                                                  --------
PETROLEUM & FUEL PRODUCTS -- 6.3%
   Amerada Hess                        6,600           442
   Barrett Resources*                 90,900         3,437
   Cabot Oil & Gas, Cl A             209,200         4,262
   CAL Dive International*            31,900         1,824
   EOG Resources                      13,500           525
   Equitable Resources                30,100         1,908
   Fletcher Challenge Energy         165,200         5,927
   Forest Oil*                       236,600         3,830
   Giant Industries*                  44,460           233
   Helmerich & Payne                  29,100         1,051
   Hydril*                            78,500         1,786
   Lone Star Technologies*            39,800         1,837
   Louis Dreyfus Natural Gas*         30,100         1,193
   Murphy Oil                         16,200         1,050
   Newpark Resources*                179,800         1,663
   Noble Affiliates                    9,900           368
   Nuevo Energy*                     149,100         2,740
   Patina Oil & Gas                  120,100         2,402
   Precision Drilling*                34,500         1,229
   Prima Energy*                      17,850           951
   Pure Resources*                    89,305         1,892
   St. Mary Land & Exploration        45,400         1,047
   Sunoco                             11,000           296
   Swift Energy*                     101,000         4,198
   Tom Brown*                        183,100         4,486
   Tosco                              14,100           440
   Ultramar Diamond Shamrock          23,900           606
   Valero Energy                      90,300         3,177
   Vintage Petroleum                  57,500         1,308
                                                  --------
                                                    56,108
                                                  --------
PHOTOGRAPHIC EQUIPMENT & SUPPLIES -- 0.1%
   Polaroid                           53,900           724
                                                  --------
REAL ESTATE INVESTMENT TRUSTS -- 8.5%
   Alexandria Real Estate Equities    46,000         1,578
   American Land Lease                89,200         1,015
   AMLI Residential Properties       101,250         2,430
   Apartment Investment &
     Management, Cl A                 47,000         2,165
   Arden Realty                      218,100         5,848
   AvalonBay Communities              85,300         4,068
   Boston Properties                 102,400         4,397
   Charles E. Smith Residential       73,250         3,324
   Equity Office Properties Trust    248,108         7,707
   Equity Residential PropsTrust      45,950         2,206
   Essex Property Trust               63,400         3,511
   Federal Realty Investments Trust  144,800         2,769
   General Growth Properties         136,200         4,384
   Highwoods Properties               52,400         1,238
   Home Properties of New York        32,000           956
   Liberty Property Trust            163,200         4,488
   Mack-Cali Realty                  123,600         3,484
   Post Properties                    52,800         2,300
   Prentiss Properties Trust         184,650         4,824
   PS Business Parks                  56,700         1,545
   Public Storage                    212,400         5,084
   SL Green Realty                    47,800         1,341
   Spieker Properties                 43,450         2,501
   Urban Shopping Centers             69,500         3,301
                                                  --------
                                                    76,464
                                                  --------
RETAIL -- 4.8%
   Barnett*                          144,600         1,889
   Bob Evans Farms                    16,800           311
   Brown Shoe                         46,400           426
   Cato, Cl A                         86,200         1,078
   CBRL Group                        246,200         3,539
   Childrens Place*                   47,600         1,226
   Darden Restaurants                 17,400           362
   Dress Barn*                       151,010         3,171
   Footstar*                         164,200         5,306
   Haverty Furniture                 166,200         1,818
   Jack in the Box*                   46,000           986
   K-Swiss, Cl A                      19,000           428
   Men's Wearhouse*                   37,200         1,053
   Michaels Stores*                   16,200           648
   MSC Industrial Direct, Cl A*       35,400           540
   Neiman-Marcus Group, Cl A*         14,200           461
   Payless Shoesource*                 4,800           269
   Pier 1 Imports                    178,400         2,420
   Rare Hospitality International*    56,850         1,158
   Reebok International*             140,400         2,641
   Ross Stores                       235,400         3,384
   Ruby Tuesday                       79,500           894
   Ryan's Family Steak Houses*       116,380           895
   ShopKo Stores*                    181,400         1,882
   Spiegel, Cl A                     115,900           811
   Toys "R" US*                       28,500           463
   Venator Group*                    280,600         3,472
   Zale*                              34,800         1,129
                                                  --------
                                                    42,660
                                                  --------
RUBBER-TIRES -- 0.0%
   Cooper Tire & Rubber               42,800           431
                                                  --------

--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                                     SHARES/FACE    MARKET
DESCRIPTION                         AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
SEMI-CONDUCTORS/INSTRUMENTS -- 1.3%
   ATMI*                              58,500      $  1,367
   C-Cube Microsystems*               38,600           791
   Credence Systems*                  16,800           504
   Electroglas*                       21,600           369
   ESS Technology*                    11,400           163
   Gasonics International*            26,200           321
   General Semiconductor*            121,300         1,478
   Helix Technology                   42,700         1,276
   JNI*                               19,600         1,744
   Johnson Controls                    7,600           404
   LTX*                               89,000         1,685
   Pioneer Standard Electronics       46,300           628
   Silicon Valley Group*              14,300           376
   Varian Semiconductor Equipment*    10,400           389
                                                  --------
                                                    11,495
                                                  --------
SHIPBUILDING -- 0.3%
   Newport News Shipbuilding          59,900         2,598
                                                  --------
SOFTWARE -- 0.7%
   Digi International*                33,100           261
   IMRglobal*                        147,700         1,717
   Midway Games*                      47,300           331
   Proxicom*                          40,500           790
   Sybase*                            98,200         2,259
   Timberline Software               119,400           716
                                                  --------
                                                     6,074
                                                  --------
STEEL & STEEL WORKS -- 1.1%
   AK Steel Holding                  486,205         4,558
   Carpenter Technology               75,000         2,184
   Roanoke Electric Steel            118,600         1,171
   Ryerson Tull                       52,300           494
   Schnitzer Steel Industries, Cl A  111,400         1,587
                                                  --------
                                                     9,994
                                                  --------
TELEPHONE & TELECOMMUNICATIONS -- 0.4%
   Harris                             18,100           515
   Leap Wireless International*       11,700           732
   Lightbridge*                       23,200           270
   Puma Technology*                   47,600           967
   PurchasePro.com*                   16,200         1,424
                                                  --------
                                                     3,908
                                                  --------
TRUCKING -- 1.0%
   Arkansas Best*                     57,600           886
   Roadway Express                   124,900         2,240
   USFreightways                     237,600         5,391
   Yellow*                            34,150           517
                                                  --------
                                                     9,034
                                                  --------
WHOLESALE -- 0.4%
   Aviall*                           136,500           879
   Handleman*                         97,000         1,200
   United Stationers*                 49,600         1,333
                                                  --------
                                                     3,412
                                                  --------
Total Common Stocks
   (Cost $774,717)                                 848,465
                                                  --------
U.S. TREASURY OBLIGATION -- 0.3%
   U.S. Treasury Bill (A) (B)
      6.022%, 11/09/00                $2,500         2,484
                                                  --------
Total U.S. Treasury Obligation
   (Cost $2,484)                                     2,484
                                                  --------


REPURCHASE AGREEMENTS -- 4.1%
   Merrill Lynch
     6.256%, dated 09/29/00,
     matures 10/02/00, repurchase
     price $3,696,151 (collateralized
     by U.S. Treasury Bonds and Notes,
     total par value $3,694,224, 4.750%-
     11.875%, 07/31/01-11/15/21,
     total market value: $3,849,407)   3,694         3,694
   Morgan Stanley Dean Witter
     6.420%, dated 09/29/00,
     matures 10/02/00, repurchase
     price $32,946,683 (collateralized
     by FHLMC obligation, total par
     value $33,120,000, 7.220%,
     11/01/06, total market value:
     $33,769,402)                     32,947        32,947
                                                  --------
Total Repurchase Agreements
   (Cost $36,641)                                   36,641
                                                  --------
Total Investments -- 98.9%
   (Cost $813,842)                                $887,590
                                                  ========

*NON-INCOME PRODUCING SECURITY
(A) SECURITY PLEDGED AS COLLATERAL ON OPEN FUTURES CONTRACTS.
(B) YIELD SHOWN IS
EFFECTIVE YIELD AT TIME OF PURCHASE.
ADR -- AMERICAN  DEPOSITORY  RECEIPT
CL -- CLASS
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- SEPTEMBER 30, 2000

SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCKS -- 96.0%
AEROSPACE & DEFENSE -- 0.2%
   Remec*                             98,600      $  2,903
                                                  --------
AIR TRANSPORTATION -- 0.5%
   Hawaiian Airlines*                796,400         1,991
   Offshore Logistics*               139,200         2,488
   Skywest                            70,100         3,593
                                                  --------
                                                     8,072
                                                  --------
APPAREL/TEXTILES -- 1.9%
   Christopher & Banks*               54,300         2,111
   Columbia Sportswear*               70,400         3,230
   Jones Apparel Group*              158,300         4,195
   Phillips-Van Heusen               435,700         4,493
   Polo Ralph Lauren*                407,000         6,563
   Quiksilver*                       346,900         6,678
   Tommy Hilfiger*                   186,900         1,799
                                                  --------
                                                    29,069
                                                  --------
BANKS -- 1.8%
   East-West Bancorp                  36,100           706
   GBC Bancorp                        15,500           528
   Greater Bay Bancorp                79,700         5,534
   Pacific Century Financial         251,800         4,312
   PBOC Holdings*                    176,000         1,496
   Silicon Valley Bancshares*        258,700        15,065
   TCF Financial                      32,000         1,204
                                                  --------
                                                    28,845
                                                  --------
BIOTECHNOLOGY -- 0.8%
   Genzyme Transgenics*              122,400         4,315
   Lynx Therapeutics*                129,300         4,049
   Maxim Pharmaceuticals*             20,300         1,233
   Neose Technologies*                58,400         2,825
                                                  --------
                                                    12,422
                                                  --------
BROADCASTING, NEWSPAPERS & ADVERTISING -- 1.7%
   ACTV*                             149,900         2,061
   Citadel Communications*           101,300         1,722
   Cox Radio, Cl A*                  164,200         2,863
   Entercom Communications*           59,700         1,787
   Getty Images*                     107,500         3,272
   Lamar Advertising*                 97,000         3,674
   Paxson Communications*            140,000         1,610
   Pegasus Communications*            61,000         2,947
   Penton Media                       37,700         1,037
   Spanish Broadcasting System,
     Cl A*                           128,550         1,510
   TMP Worldwide*                     44,100         3,550
                                                  --------
                                                    26,033
                                                  --------
BUILDING & CONSTRUCTION -- 1.5%
   Centex                             70,200         2,255
   Dycom Industries*                 131,800         5,486
   EMCOR Group*                       99,900         2,597
   Insituform Technologies, Cl A*     45,300         1,523
   Lennar                             75,900         2,253
   Standard-Pacific                   90,000         1,620
   Toll Brothers*                    209,900         7,215
                                                  --------
                                                    22,949
                                                  --------
CHEMICALS -- 0.2%
   Calgon Carbon                      83,900           572
   SurModics*                         41,100         2,250
   Symyx Technologies*                11,500           499
                                                  --------
                                                     3,321
                                                  --------
COMMERCIAL SERVICES -- 3.3%
   Advo*                              54,700         1,805
   Aurora Biosciences*                79,400         5,399
   Career Education*                  98,100         4,365
   CV Therapeutics*                   10,900           848
   F.Y.I.*                            48,100         1,798
   Forrester Research*                33,350         2,126
   Hall Kinion & Associates*         262,900         7,476
   Horizon Offshore*                 307,000         5,411
   HotJobs.com*                      183,300         3,128
   Learning Tree International*       98,800         4,705
   Management Network Group*          44,600           931
   Memberworks*                      114,700         3,771
   Professional Detailing*           118,300         6,743
   Profit Recovery Group
     International*                   36,600           361
   Student Advantage*                169,950         1,253
   Teletech Holdings*                 85,000         2,104
   Trimeris*                           7,100           497
                                                  --------
                                                    52,721
                                                  --------
COMMUNICATIONS EQUIPMENT -- 4.4%
   American Tower, Cl A*             168,000         6,331
   Andrew*                           135,700         3,554
   Cable Design Technologies*        341,450         8,301
   Celeritek*                        158,900         5,989
   Cobalt Networks*                   97,300         5,631
   Floware Wireless Systems*          16,200           403
   Inrange Technologies, Cl B*         1,200            64
   Netro*                             46,000         2,725
   Network Engines*                   99,200         4,061
   Research In Motion*                45,600         4,494
   SBA Communications*                83,700         3,510
   Spectrasite Holdings*             152,500         2,831
   Symmetricom*                      119,250         1,863
   Terayon*                           56,900         1,931
   Tollgrade Communications*          27,800         3,859
   Tut Systems*                       96,600         8,338
   Wireless Facilities*               72,400         4,177
   WJ Communications*                 22,300           825
                                                  --------
                                                    68,887
                                                  --------

--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------
COMPUTERS & SERVICES -- 10.7%
   About.com*                         43,600      $  1,412
   Auspex Systems*                   292,200         3,616
   Avocent*                          310,375        17,109
   Axent Technologies*                23,300           502
   Brooktrout*                        65,800         2,167
   Carreker*                         112,000         2,184
   Check Point Software
     Technologies*                    25,700         4,048
   Circle.com*                       167,700           493
   Cirrus Logic*                      53,100         2,141
   Click Commerce*                    54,500         2,330
   Cognizant Technology Solutions*    58,900         2,297
   Digital Insight*                  322,300        11,563
   Documentum*                        39,000         3,166
   Eloyalty*                          63,200           806
   Extreme Networks*                  77,600         8,885
   GoTo.com*                         120,000         1,980
   Heidrick & Struggles*              26,500         1,361
   Immersion*                        455,000         7,053
   InFocus*                           65,000         3,445
   Information Resources Engine*      81,700         2,471
   Interlink Electronics*            134,500         2,606
   Internet.com*                      27,300           845
   Jack Henry & Associates            70,100         3,041
   Jupiter Media Metrix*             332,937         5,306
   Lexar Media*                      277,400         3,225
   LivePerson*                        70,700           309
   Manhattan Associates*              61,900         3,791
   McAfee.com*                       139,700         2,078
   Mentor Graphics*                1,055,000        24,858
   MMC Networks*                      45,700         5,781
   Mobility Electronics*             150,300         1,371
   M-Systems Flash Disk Pioneers*     52,000         1,986
   Netegrity*                        126,750         8,873
   NetZero*                          506,000         1,075
   Niku*                             154,000         3,754
   Paradyne Networks*                170,200           920
   Quantum - Hard Disk Drive
     Group*                           78,900           784
   Radisys*                           45,800         2,316
   RSA Security*                      39,300         1,695
   Secure Computing*                 112,600         2,935
   Silicon Storage Technology*       262,600         7,139
   Simple Technology*                    900             9
   SonicWall*                         12,000           342
   Stratos Lightwave*                 80,500         2,596
   Tech Data*                         22,700           970
   Technology Solutions*             667,400         1,669
                                                  --------
                                                   169,303
                                                  --------
DRUGS -- 8.3%
   Abgenix*                           85,800         6,934
   Accredo Health*                   130,900         6,398
   Albany Molecular Research*         39,500         2,219
   Alexion Pharmaceuticals*            7,600           866
   Alkermes*                         222,500         8,594
   Alpharma, Cl A                     40,100         2,451
   Amylin Pharmaceuticals*            57,100           614
   Andrx Group*                       16,700         1,559
   Anesta*                           118,000         2,714
   Arqule*                            92,100         1,571
   Avax Technologies*                 89,300           698
   Barr Laboratories*                 15,900         1,054
   Biomatrix*                        183,000         3,203
   Cell Therapeutics*                109,200         7,282
   Cephalon*                         155,500         7,542
   Connetics*                        282,900         6,825
   COR Therapeutics*                  51,100         3,184
   Cubist Pharmaceuticals*           215,200        11,204
   Emisphere Technologies*            46,700         1,398
   First Horizon Pharmaceutical*     428,200         7,761
   Geltex Pharmaceuticals*            11,200           524
   Guilford Pharmaceuticals*          79,500         1,833
   King Pharmaceuticals*              85,837         2,870
   Medarex*                           48,600         5,701
   Medicis Pharmaceutical*            84,400         5,191
   MGI Pharma*                        66,800         2,004
   Neurocrine Biosciences*            88,100         3,965
   Noven Pharmaceuticals*             68,200         2,916
   OSI Pharmaceuticals*               32,200         2,254
   Pharmacyclics*                    217,300        10,784
   Sangstat Medical*                 106,250         1,361
   SICOR*                            143,400         1,470
   Tanox*                             73,900         2,503
   Titan Pharmaceuticals*             55,600         3,614
                                                  --------
                                                   131,061
                                                  --------
ELECTRICAL SERVICES -- 1.9%
   American Superconductor*          103,100         5,068
   Amphenol, Cl A*                    12,800           729
   Artesyn Technologies*              69,000         2,010
   C&D Technologies                   70,900         4,024
   Merix*                            124,400         8,063
   PerkinElmer                        18,800         1,962
   Plexus*                            16,800         1,184
   Proton Energy Systems*              1,000            29
   Technitrol                         56,300         5,686
   Valence Technology*                74,500         1,285
                                                  --------
                                                    30,040
                                                  --------
ELECTRONICS -- 4.2%
   BEI Technologies                   54,600         2,280
   Coherent*                          16,000         1,088
   Cyberoptics*                       75,250         1,378
   Cymer*                            136,300         4,183
   DSP Group*                         33,000         1,233
   Electro Scientific Industries*    262,200         9,210
   Entegris*                         259,400         2,481
   FEI*                              417,000         9,044

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- SEPTEMBER 30, 2000

SMALL CAP GROWTH FUND--CONTINUED
--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------
   Kemet*                            220,000      $  6,078
   Kent Electronics*                 104,100         2,485
   L-3 Communications Holdings*       71,700         4,051
   Mettler Toledo International*      30,100         1,324
   Microchip Technology*              50,600         1,673
   Molecular Devices*                 31,200         3,065
   Nanometrics*                       44,800         2,394
   Photon Dynamics*                   93,400         3,526
   Power Integrations*               111,700         1,557
   Robotic Vision Systems*           277,600         1,657
   Sawtek*                            73,600         2,835
   Universal Electronics*             30,500           738
   Veeco Instruments*                 39,500         4,197
                                                  --------
                                                    66,477
                                                  --------
ENTERTAINMENT -- 0.5%
   Macrovision*                      102,400         8,294
                                                  --------
ENVIRONMENTAL SERVICES -- 0.1%
   Millennium Cell*                   80,700         1,791
                                                  --------
FINANCIAL SERVICES -- 3.3%
   Affiliated Managers Group*        114,700         6,531
   AmeriCredit*                       49,800         1,435
   CompuCredit*                       19,100         1,071
   Doral Financial                    77,500         1,255
   Federated Investors, Cl B          13,300           329
   Financial Federal*                185,500         4,487
   Friedman, Billings, Ramsey
     Group, Cl A*                    288,600         2,688
   Gabelli Asset Management, Cl A*    37,000         1,110
   Investment Technology Group*       95,100         3,798
   Knight Trading Group*              99,300         3,575
   Metris                            329,400        13,011
   Morgan Keegan                      43,100           754
   NCO Group*                         71,500           849
   Waddell & Reed Financial          366,350        11,357
                                                  --------
                                                    52,250
                                                  --------
FOOD, BEVERAGE & TOBACCO -- 0.3%
   Pepsi Bottling Group               13,100           394
   Suiza Foods*                       34,800         1,764
   Wild Oats Markets*                197,700         2,323
                                                  --------
                                                     4,481
                                                  --------
HOTELS & LODGING -- 0.8%
   Aztar*                            264,200         4,062
   Extended Stay America*             49,400           655
   Four Seasons Hotels                74,700         5,467
   Mandalay Resort Group*             46,300         1,186
   MGM Mirage                         37,000         1,413
                                                  --------
                                                    12,783
                                                  --------
HOUSEHOLD PRODUCTS FURNITURE & FIXTURES -- 0.6%
   Polycom*                          145,700         9,757
                                                  --------
INSURANCE -- 0.2%
   Old Republic International         18,100           436
   PMI Group                          24,100         1,633
   Radian Group                        7,100           479
   Stancorp Financial Group           31,500         1,347
                                                  --------
                                                     3,895
                                                  --------
LEASING & RENTING -- 0.5%
   Dollar Thrifty Automotive Group*   89,500         1,768
   Rent-A-Center*                     42,200         1,464
   Rent-Way*                         152,400         4,629
                                                  --------
                                                     7,861
                                                  --------
LEISURE PRODUCTS -- 0.6%
   Callaway Golf                     196,200         3,017
   Direct Focus*                      55,150         2,192
   International Game Technology*     40,600         1,365
   Jakks Pacific*                     81,900           770
   Shuffle Master*                   113,100         2,198
                                                  --------
                                                     9,542
                                                  --------
MACHINERY -- 0.2%

   Asyst Technologies*                84,500         1,711
   Satcon Technology*                 53,300         1,905
                                                  --------
                                                     3,616
                                                  --------
MARINE TRANSPORTATION -- 0.1%
   Overseas Shipholding Group         42,700         1,169
                                                  --------
MEDICAL PRODUCTS & SERVICES -- 8.8%
   Adac Laboratories*                145,700         3,032
   American Medical Systems
     Holdings*                       149,600         2,338
   Aradigm*                           72,100         1,654
   Arena Pharmaceuticals*             14,100           606
   Biomet                             21,600           756
   Biosite Diagnostics*              149,700         5,969
   Caremark Rx*                      256,700         2,888
   Celgene*                              800            48
   Charles River Laboratories
     International*                   26,250           893
   Columbia Laboratories*            539,200         3,134
   Cytyc*                            217,600         9,384
   Entremed*                          95,100         2,651
   Enzon*                             36,400         2,402
   Epoch Pharmaceuticals*              3,700            36
   Impath*                           151,400         9,557
   Intermagnetics General*            44,600         1,187
   Invacare                           60,000         1,928
   Invitrogen*                       163,200        11,608

--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                            SHARES    VALUE (000)
--------------------------------------------------------------------------------
   Laboratory of America Holdings*     8,300      $    994
   LifePoint Hospitals*              229,500         8,147
   Medicines*                        208,000         7,111
   Oakley*                           414,500         7,280
   Orthodontic Centers of America*    45,300         1,509
   Oxford Health Plans*              276,600         8,501
   Packard Biosciences*               72,200         1,408
   Paradigm Genetics*                 86,400         2,063
   PolyMedica*                       286,600        12,288
   Priority Healthcare, Cl B*         34,800         2,654
   Province Healthcare*              147,300         5,883
   Quest Diagnostics*                  9,600         1,102
   Regeneron Pharmaceutical*          61,700         2,013
   RehabCare Group*                   50,600         2,151
   Resmed*                            76,800         2,400
   Syncor International*              45,800         1,686
   Techne*                            32,900         3,685
   Thoratec Labs*                    153,650         3,380
   Transgenomic*                     170,200         3,861
   Trigon Healthcare*                  6,500           342
   Wellpoint Health Networks*          4,100           394
                                                  --------
                                                   138,923
                                                  --------
METALS & METAL FABRICATE/HARDWARE -- 1.2%
   Consol Energy                      97,300         1,563
   Maverick Tube*                    299,600         8,070
   Precision Castparts                 9,400           361
   Shaw Group*                       129,700         9,144
                                                  --------
                                                    19,138
                                                  --------
PETROLEUM & FUEL PRODUCTS -- 6.3%
   CAL Dive International*            54,600         3,122
   Callon Petroleum*                 173,800         2,748
   Clayton Williams Energy*           19,100           774
   Core Laboratories*                 93,500         2,297
   Cross Timbers Oil                 119,850         2,300
   Ensco International                34,700         1,327
   Equitable Resources                12,000           761
   Hanover Compressor*                40,700         1,341
   Helmerich & Payne                  78,700         2,843
   HS Resources*                      58,700         1,974
   Hydril*                            26,700           607
   Key Energy Services*              439,300         4,311
   Louis Dreyfus Natural Gas*         60,700         2,405
   Marine Drilling*                  145,100         4,144
   National-Oilwell*                 187,000         5,844
   Newfield Exploration*             112,200         5,238
   Noble Drilling*                    28,400         1,427
   Ocean Energy*                      32,100           496
   Patina Oil & Gas                  128,400         2,568
   Patterson Energy*                 485,800        16,699
   Precision Drilling*               179,200         6,384
   Smith International*                5,900           481
   Superior Energy Services*         308,600         3,240
   Swift Energy*                      56,800         2,361
   UTI Energy*                       266,100        11,875
   Valero Energy                     172,400         6,066
   Vintage Petroleum                 229,900         5,230
                                                  --------
                                                    98,863
                                                  --------
PHOTOGRAPHIC EQUIPMENT & SUPPLIES -- 0.2%
   Concord Camera*                    98,900         2,534
                                                  --------
REAL ESTATE INVESTMENT TRUSTS -- 0.2%
   Pinnacle Holdings*                122,400         3,259
   Wilshire Real Estate Investment*  189,400           533
                                                  --------
                                                     3,792
                                                  --------
RETAIL -- 4.3%
   American Eagle Outfitters*        128,400         4,045
   Cheesecake Factory*               264,800        11,453
   Chico's FAS*                       24,600           836
   Childrens Place*                  196,400         5,057
   Dollar Tree Stores*                79,850         3,239
   Duane Reade*                      120,800         2,929
   Factory 2-U Stores*                53,900         1,647
   Genesco*                           63,400         1,074
   HOT Topic*                        161,400         4,842
   Insight Enterprises*               47,700         1,300
   Kenneth Cole Productions, Cl A*   175,350         6,192
   Men's Wearhouse*                   15,500           439
   Michaels Stores*                   38,800         1,552
   MSC Industrial Direct, Cl A*       58,200           888
   Reebok International*             130,800         2,461
   School Specialty*                  98,500         2,099
   Stein Mart*                        77,300           836
   Talbots                            73,400         4,863
   Tiffany                            21,000           810
   Too*                               92,100         2,187
   Tweeter Home Entertainment
     Group*                          174,400         6,333
   Ultimate Electronics*              32,200         1,324
   Venator Group*                     93,700         1,160
                                                  --------
                                                    67,566
                                                  --------
RETIREMENT/AGED CARE -- 0.2%
   Sunrise Assisted Living*          141,600         3,071
                                                  --------
SEMI-CONDUCTORS/INSTRUMENTS -- 7.4%
   Actel*                            228,400         8,208
   ASM International*                 60,000         1,050
   Credence Systems*                 108,000         3,240
   Cree*                              10,300         1,197
   Cypress Semiconductor*              7,600           316
   Elantec Semiconductor*             17,200         1,714
   Electroglas*                      178,000         3,037
   Exar*                              51,450         6,225
   Fairchild Semiconductor
     International, Cl A*             47,700         1,342
   FSI International*                177,000         2,522

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- SEPTEMBER 30, 2000

SMALL CAP GROWTH FUND--CONCLUDED
--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                            SHARES   VALUE (000)
--------------------------------------------------------------------------------
   Globespan*                         30,000     $   3,660
   Helix Technology                   32,750           978
   Integrated Device Technology*      22,200         2,009
   Integrated Measurement Systems*   147,600         1,993
   International Rectifier*          136,200         6,887
   LTX*                              121,000         2,291
   Micrel*                            21,400         1,434
   Microsemi*                        104,800         3,996
   MIPS Technologies, Cl A*           18,200           837
   Nvidia*                            87,400         7,156
   O2Micro International*              4,800            83
   OAK Technology*                   325,100         8,900
   Omnivision Technologies*           70,500         2,551
   Pericom Semiconductor*            171,600         6,446
   Photronics*                       149,900         3,270
   PLX Technology*                    94,600         2,542
   PSI Technologies Holdings ADR*    103,900         1,325
   QuickLogic*                       101,200         1,670
   Rudolph Technologies*              97,900         3,274
   Semtech*                           26,000         1,121
   Silicon Valley Group*             284,100         7,475
   Triquint Semiconductor*           106,800         3,892
   TTM Technologies*                  21,600           508
   Tvia*                             124,200         2,228
   Varian Semiconductor Equipment*    55,500         2,078
   Virata*                            82,300         5,442
   Xicor*                            151,300         1,248
   Zoran*                             59,600         2,906
                                                  --------
                                                   117,051
                                                  --------
SOFTWARE -- 14.8%
   24/7 Media*                       119,300         1,204
   Accrue Software*                  273,300         3,263
   Actuate*                           29,900         1,033
   Anixter International*            225,200         6,559
   AremisSoft*                        68,300         2,561
   Art Technology Group*              54,800         5,192
   At Road*                            7,650            55
   Avantgo*                              650            13
   Avistar Communications*           221,100         1,492
   Barra*                             11,600           720
   Bsquare*                           59,300           919
   Business Objects ADR*              29,300         3,313
   C-Bridge Internet Solutions*      164,200         3,079
   Cerner*                           199,100         9,246
   Clarent*                            9,300           366
   Clarus*                            58,000         1,323
   Critical Path*                     39,800         2,418
   Cysive*                           167,200         1,118
   Digex*                             70,000         3,281
   Digimarc*                         757,900        14,116
   Digital Island*                    79,750         1,495
   Docent*                             7,200           132
   Embarcadero Technologies*          67,100         3,447
   Equinix*                           17,900           159
   Espeed, Cl A*                      98,300         2,795
   Exchange Applications*            232,800         1,055
   Exe Technologies*                  80,200         1,203
   Finisar*                           21,200         1,026
   Firepond*                         123,500         1,791
   Homestore.com*                    159,200         7,443
   Informatica*                      132,400        12,346
   Interwoven*                        16,700         1,888
   Intranet Solutions*               149,200         7,460
   ISG International Software Group*  96,700         1,142
   JDA Software Group*               126,500         1,613
   LifeMinders*                      151,200         3,468
   Macromedia*                        25,300         2,045
   Mapinfo*                           49,500         1,550
   Matrixone*                        116,900         4,676
   Moldflow*                         193,400         4,545
   National Instruments*              98,300         4,337
   Navisite*                          70,200         1,891
   NETIQ*                            222,500        14,615
   Netopia*                           99,450         1,094
   Netspeak*                          55,400           627
   Network Associates*               163,100         3,690
   Objective Systems Integrator*      88,500           769
   Onyx Software*                    131,100         2,704
   Packeteer*                         35,200         1,335
   Peoplesoft*                        11,400           318
   Peregrine Systems*                 73,900         1,399
   Pixar*                            218,200         7,010
   Primus Knowledge Solutions*        14,100           209
   Proxicom*                          97,700         1,905
   Quest Software*                    45,700         2,838
   Resonate*                             450            18
   Retek*                            195,700        10,372
   Scient*                            66,470         1,392
   Serena Software*                   72,300         3,330
   Software.com*                      26,600         4,826
   Sybase*                           129,000         2,967
   Symantec*                         131,100         5,768
   THQ*                               43,100         1,002
   Tibco Software*                    56,950         4,809
   Ticketmaster Online-CitySearch,
     Cl B*                           178,500         3,023
   Tumbleweed Communications*         20,000         1,020
   Verity*                           283,800        10,128
   Versata*                           86,000         2,279
   Vitria Technology*                101,500         4,732
   WatchGuard Technologies*           94,150         5,649
   webMethods*                        51,260         5,901
                                                  --------
                                                   234,507
                                                  --------
TELEPHONE & TELECOMMUNICATIONS -- 3.4%
   Allegiance Telecom*                56,400         2,101
   Boston Communications Group*       84,900         1,634
   Cosine Communications*              1,750            97
   Crown Castle International*        84,600         2,628

--------------------------------------------------------------------------------








--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------
   CTC Communications Group*         164,250    $    3,326
   Dobson Communications, Cl A*      316,200         4,644
   Efficient Networks*                92,800         3,463
   Elastic Networks*                 132,400         1,845
   Exfo Electro Optical Engineering*  41,650         1,814
   Integrated Telecom Express*       127,800         2,652
   Lantronix*                        422,150         4,010
   Leap Wireless International*       29,400         1,839
   Mastec*                            79,950         2,498
   MCK Communications*               115,200         2,606
   Metawave Communications*           86,400         1,582
   Metrocall*                        629,700         1,889
   MRV Communications*                24,000         1,088
   Natural Microsystems*              33,400         1,797
   Nextlink Communications, Cl A*     72,288         2,544
   Omnisky*                            4,200            85
   Plantronics*                       29,100         1,106
   Puma Technology*                   78,700         1,599
   Triton PCS Holdings, Cl A*          7,200           198
   Viasat*                           100,700         2,253
   WebLink Wireless*                 142,500         1,095
   West Teleservices*                 61,500         1,353
   Z-Tel Technologies*               244,800         1,775
                                                ----------
                                                    53,521
                                                ----------
TRANSPORTATION -- 0.4%
   Forward Air*                      176,200         6,200
                                                ----------
WHOLESALE -- 0.2%
   United Stationers*                116,500         3,131
                                                ----------
Total Common Stocks
   (Cost $1,281,643)                             1,515,839
                                                ----------
U.S. TREASURY OBLIGATION -- 0.3%
   U.S. Treasury Bill (A) (B)
      6.018%, 11/09/00                 4,500         4,472
                                                ----------
Total U.S. Treasury Obligation
   (Cost $4,472)                                     4,472
                                                ----------
WARRANTS -- 0.0%
   Endo Pharmaceuticals Holdings,
     Expires 12/31/02*                82,000           205
                                                ----------
Total Warrants
   (Cost $298)                                         205
                                                ----------
MONEY MARKETS -- 0.3%
   Evergreen Select Money
     Market Fund, Cl I             4,223,388         4,223
   Evergreen Select Money
     Market Fund, Cl Y             1,005,475         1,005
                                                ----------
Total Money Markets
   (Cost $5,228)                                     5,228
                                                ----------
REPURCHASE AGREEMENT -- 2.5%
   JP Morgan
     6.600%, dated 09/29/00,
     matures 10/02/00, repurchase
     price  $39,432,901 (collateralized
     by FNMA obligations, total par
     value $41,526,000, 0.000%,
     03/29/01, total market value:
     $40,200,241)                    $39,411    $   39,411
                                                ----------
Total Repurchase Agreement
   (Cost $39,411)                                   39,411
                                                ----------
Total Investments -- 99.1%
   (Cost $1,331,052)                             1,565,155
                                                ----------
Other Assets and Liabilities, Net -- 0.9%           14,637
                                                ----------
NET ASSETS:
Portfolio Shares of Class A (unlimited  authorization
   -- no par value) based on
   51,533,891 outstanding shares
   of beneficial interest                          990,147
Portfolio Shares of Class D (unlimited
   authorization -- no par value) based on
   145,626 outstanding shares
   of beneficial interest                            3,181
Accumulated net realized gain on investments       352,979
Net unrealized depreciation on futures                (618)
Net unrealized appreciation on investments         234,103
                                                ----------
Total Net Assets -- 100.0%                      $1,579,792
                                                ==========
Net Asset Value, Offering and
   Redemption Price Per Share -- Class A            $30.57
                                                ==========
Net Asset Value and Redemption
   Price Per Share -- Class D                       $29.73
                                                ==========
Maximum Offering Price Per Share --
   Class D (29.73 / 95%)                            $31.29
                                                ==========
*NON-INCOME PRODUCING SECURITY
(A) SECURITY PLEDGED AS COLLATERAL ON OPEN FUTURES CONTRACTS.
(B) YIELD SHOWN IS EFFECTIVE YIELD AT TIME OF PURCHASE.
ADR -- AMERICAN  DEPOSITORY  RECEIPT
CL -- CLASS
FNMA -- FEDERAL NATIONAL MORTGAGE  ASSOCIATION
THE ACCOMPANYING  NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- SEPTEMBER 30, 2000

MID-CAP FUND
--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                            SHARES   VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCKS -- 96.5%
AEROSPACE & DEFENSE -- 0.6%
   BF Goodrich                         6,400        $  251
                                                    ------
AIR TRANSPORTATION -- 1.6%
   AMR*                                4,400           144
   Continental Airlines, Cl B*         1,200            54
   Delta Air Lines                     6,200           275
   Sabre Holdings*                     7,000           203
                                                    ------
                                                       676
                                                    ------
APPAREL/TEXTILES -- 0.5%
   Jones Apparel Group*                7,700           204
                                                    ------
AUTOMOTIVE -- 0.9%
   Delphi Automotive Systems          21,400           324
   Navistar International*             2,200            66
                                                    ------
                                                       390
                                                    ------
BANKS -- 5.6%
   Bancwest                            3,000            58
   BB&T                                4,000           120
   Charter One Financial               6,441           157
   City National                       2,300            89
   Comerica                            6,100           356
   Commerce Bancshares                 3,800           140
   Golden State Bancorp                5,400           128
   Greenpoint Financial               13,000           385
   Hibernia, Cl A                     26,900           329
   Huntington Bancshares              12,600           185
   Summit Bancorp                      4,200           145
   TCF Financial                       6,900           260
                                                    ------
                                                     2,352
                                                    ------
BEAUTY PRODUCTS -- 0.3%
   Avon Products                       3,000           123
                                                    ------
BIOTECHNOLOGY -- 0.7%
   Biogen*                             3,000           183
   Genzyme - General Division*         1,400            95
                                                    ------
                                                       278
                                                    ------
BROADCASTING, NEWSPAPERS & ADVERTISING -- 2.4%
   Adelphia Communications, Cl A*      2,000            55
   Interpublic Group                   3,100           106
   New York Times, Cl A                5,600           220
   Scientific-Atlanta                  2,500           159
   True North Communications           3,800           136
   Univision Communications*           9,200           344
                                                    ------
                                                     1,020
                                                    ------
CHEMICALS -- 0.9%
   Ashland                             7,100           239
   Eastman Chemical                    3,500           129
                                                    ------
                                                       368
                                                    ------
COMMERCIAL SERVICES -- 3.3%
   Cendant*                           12,500           136
   H&R Block                           5,500           204
   Manpower                            5,500           176
   Pitney Bowes                        5,000           197
   R.R. Donnelley & Sons              11,400           280
   Reynolds & Reynolds, Cl A          12,400           246
   Viad                                6,400           170
                                                    ------
                                                     1,409
                                                    ------
COMMUNICATIONS EQUIPMENT -- 0.4%
   Andrew*                             2,700            71
   Kana Communications*                1,000            22
   RF Micro Devices*                   2,400            77
                                                    ------
                                                       170
                                                    ------
COMPUTERS & SERVICES -- 4.9%
   Brocade Communications System*      1,300           307
   CSG Systems International*          4,700           136
   Deluxe                              6,700           136
   DST Systems*                        1,600           188
   Internet Capital Group*             2,300            40
   Lexmark International*              1,600            60
   NCR*                                5,700           216
   Palm*                               3,100           164
   Priceline.com*                        800             9
   Quantum - DLT & Storage*           15,200           229
   Sandisk*                              700            47
   Sapient*                            1,700            69
   Sungard Data Systems*               3,200           137
   Tech Data*                          3,500           150
   Unisys*                            13,300           150
   VerticalNet*                        1,100            39
                                                    ------
                                                     2,077
                                                    ------
DRUGS -- 4.9%
   Abgenix*                            1,400           113
   Andrx Group*                        1,600           149
   Chiron*                             2,400           108
   Forest Laboratories, CL A*          2,900           333
   ICN Pharmaceuticals                 5,100           170
   IDEC Pharmaceuticals*                 700           123
   Immunex*                            3,200           139
   IVAX*                               8,600           396
   King Pharmaceuticals*               4,725           158
   Medarex*                              600            70

--------------------------------------------------------------------------------





--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------
   Medimmune*                          2,100        $  162
   Protein Design Labs*                  400            48
   Sepracor*                             800            98
                                                    ------
                                                     2,067
                                                    ------
ELECTRICAL SERVICES -- 8.4%
   Calpine*                            1,600           167
   Energy East                        14,300           324
   FirstEnergy                        11,100           299
   PG&E                               19,600           474
   Pinnacle West Capital               8,600           438
   PPL                                16,500           689
   Public Service Enterprise Group    10,300           460
   Reliant Energy                     10,400           484
   Vishay Intertechnology*             6,550           201
                                                    ------
                                                     3,536
                                                    ------
ELECTRONICS -- 5.6%
   Arrow Electronics*                 11,700           399
   Avnet                              14,400           409
   AVX                                 9,200           240
   Jabil Circuit*                      1,700            96
   Kemet*                             11,900           329
   Millipore                           1,100            53
   PE Biosystems Group                 2,300           268
   Sanmina*                            2,600           243
   Sawtek*                             1,500            58
   Symbol Technologies                 4,100           147
   Waters*                             1,200           107
                                                    ------
                                                     2,349
                                                    ------
ENVIRONMENTAL SERVICES -- 0.2%
   Republic Services*                  5,200            68
                                                    ------
FINANCIAL SERVICES -- 5.2%
   AG Edwards                          2,200           115
   Ameritrade Holding, Cl A*             900            16
   Bear Stearns                        6,415           404
   Capital One Financial               2,000           140
   CIT Group, Cl A                     8,000           140
   E*trade Group*                      2,900            48
   Lehman Brothers Holdings            4,200           621
   Providian Financial                 2,100           267
   Stilwell Financial*                 3,100           135
   USA Education                       6,500           313
                                                    ------
                                                     2,199
                                                    ------
FOOD, BEVERAGE & TOBACCO -- 2.7%
   Archer-Daniels-Midland             13,125           113
   Conagra Foods                      20,000           401
   IBP                                 7,300           134
   Nabisco Group Holdings              3,500           100
   Pepsi Bottling Group                3,300            99
   Supervalu                          18,200           274
                                                    ------
                                                     1,121
                                                    ------
GAS/NATURAL GAS -- 2.7%
   KeySpan                             6,700           269
   Nicor                               4,800           174
   Sempra Energy                      32,724           681
                                                    ------
                                                     1,124
                                                    ------
HOTELS & LODGING -- 0.3%
   Mandalay Resort Group*              5,700           146
                                                    ------
HOUSEHOLD PRODUCTS, FURNITURE & FIXTURES -- 0.7%
   Black & Decker                      2,800            96
   Fortune Brands                      3,900           103
   Newell Rubbermaid                   4,700           107
                                                    ------
                                                       306
                                                    ------
INSURANCE -- 4.7%
   Allmerica Financial                 3,900           249
   AMBAC Financial Group               2,600           190
   Hartford Financial Services         1,900           139
   Loew's                              4,900           409
   MGIC Investment                     3,800           232
   Old Republic International          6,300           152
   PMI Group                           6,200           420
   Torchmark                           7,400           206
                                                    ------
                                                     1,997
                                                    ------
LEASING & RENTING -- 0.3%
   Comdisco                            3,000            57
   Hertz, Cl A                         2,700            86
                                                    ------
                                                       143
                                                    ------
LEISURE PRODUCTS -- 1.2%
   Brunswick                          15,600           285
   Galileo International              14,200           220
                                                    ------
                                                       505
                                                    ------
MACHINERY -- 1.5%
   Dover                               5,600           263
   Ingersoll-Rand                      3,200           108
   Lam Research*                       5,300           111
   Rockwell International              4,500           136
                                                    ------
                                                       618
                                                    ------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- SEPTEMBER 30, 2000

MID-CAP FUND--CONCLUDED
--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------
MEDICAL PRODUCTS & SERVICES -- 4.2%
   Allergan                            3,100        $  262
   Beckman Coulter                     1,700           131
   Boston Scientific*                  5,100            84
   Celgene*                            1,100            65
   Cytyc*                              2,000            86
   Dentsply International              4,200           147
   Millennium Pharmaceuticals*           500            73
   Oxford Health Plans*                6,200           191
   Pacificare Health Systems*          8,000           278
   PE - Celera Genomics Group*           600            60
   Tenet Healthcare*                   3,100           113
   Trigon Healthcare*                  2,300           121
   UnitedHealth Group                  1,700           168
                                                    ------
                                                     1,779
                                                    ------
MISCELLANEOUS MANUFACTURING -- 1.4%
   FMC*                                5,000           335
   ITT Industries                      5,100           165
   Pentair                             3,400            91
                                                    ------
                                                       591
                                                    ------
PAPER & PAPER PRODUCTS -- 1.8%
   Fort James                          1,900            58
   Georgia-Pacific Group              12,100           284
   Westvaco                            7,900           211
   Weyerhaeuser                        2,400            97
   Willamette Industries               3,700           104
                                                    ------
                                                       754
                                                    ------
PETROLEUM & FUEL PRODUCTS -- 7.9%
   Apache                              4,100           242
   BJ Services*                        3,900           238
   Dynegy, Cl A                        6,000           342
   Ensco International                 5,400           207
   Global Marine*                      4,900           151
   Noble Drilling*                     5,900           296
   Occidental Petroleum               32,900           718
   Rowan*                              7,800           226
   Tosco                               6,300           196
   USX-Marathon Group                 14,700           417
   Valero Energy                       8,400           296
                                                    ------
                                                     3,329
                                                    ------
REAL ESTATE INVESTMENT TRUSTS -- 1.3%
   Apartment Investment &
     Management, Cl A                  3,100           143
   Equity Office Properties Trust      9,400           292
   Prologis Trust                      4,300           102
                                                    ------
                                                       537
                                                    ------
RETAIL -- 2.6%
   Autozone*                           7,800           177
   Bed Bath & Beyond*                  4,000            98
   Brinker International*              2,000            60
   Darden Restaurants                  9,700           202
   Federated Department Stores*        9,700           253
   RadioShack                          1,700           110
   Tiffany                             1,800            69
   TJX                                 2,200            49
   Toys "R" US*                        5,700            93
                                                    ------
                                                     1,111
                                                    ------
SEMI-CONDUCTORS/INSTRUMENTS -- 5.2%
   Advanced Micro Devices*             8,200           194
   Applied Micro Circuits*             1,300           269
   Atmel*                              8,200           125
   Cypress Semiconductor*              4,800           199
   Globespan*                            400            49
   Integrated Device Technology*       2,900           262
   International Rectifier*            1,600            81
   Johnson Controls                    3,400           181
   KLA-Tencor*                         3,300           136
   National Semiconductor*             5,800           233
   Novellus Systems*                   2,500           116
   Nvidia*                             1,100            90
   Rambus*                             1,100            87
   Vitesse Semiconductor*              1,700           151
                                                    ------
                                                     2,173
                                                    ------
SOFTWARE -- 8.2%
   Akamai Technologies*                  600            31
   Alteon Websystems*                    400            43
   Ariba*                              2,100           301
   Art Technology Group*                 700            66
   At Home, Cl A*                      3,000            42
   Autodesk                            5,800           147
   BMC Software*                       7,900           151
   BroadVision*                        2,600            67
   Cacheflow*                            200            29
   CNET Networks*                        900            22
   Commerce One*                       2,500           196
   Compuware*                         12,900           108
   Critical Path*                        500            30
   Cybear Group*                         387            --
   Digex*                                300            14
   DoubleClick*                        1,400            45
   E.piphany*                            400            31
   Fiserv*                             2,300           138
   Homestore.com*                        600            28
   Infospace*                          1,800            54
   Inktomi*                            1,100           125
   Intuit*                             1,900           108
   Liberate Technologies*                600            17

--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                                    SHARES/FACE     MARKET
DESCRIPTION                        AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
   Lycos*                              1,100       $    76
   Macromedia*                           700            57
   Mercury Interactive*                1,000           157
   Micromuse*                            500           100
   Network Associates*                 9,400           213
   Parametric Technology*              5,000            55
   Portal Software*                    1,200            48
   Psinet*                             1,900            18
   Rational Software*                  2,200           153
   RealNetworks*                         900            36
   Software.com*                         400            73
   Sybase*                             5,200           120
   Symantec*                           5,800           255
   Synavant*                             210             1
   Tibco Software*                     2,000           169
   Vignette*                           2,800            84
   Vitria Technology*                    900            42
   webMethods*                           200            23
                                                   -------
                                                     3,473
                                                   -------
TELEPHONE & TELECOMMUNICATIONS -- 3.2%
   Allegiance Telecom*                 2,600            97
   CenturyTel                          5,250           143
   Commscope*                          2,900            71
   Copper Mountain Networks*             600            22
   Efficient Networks*                   400            15
   Nextlink Communications, Cl A*      4,000           141
   NTL*                                1,700            79
   PanAmSat*                           3,400           109
   Phone.com*                            200            23
   Redback Networks*                   1,400           230
   Telephone & Data Systems            2,600           288
   US Cellular*                        1,800           126
                                                   -------
                                                     1,344
                                                   -------
WHOLESALE -- 0.2%
   Ingram Micro, Cl A*                 6,000            82
                                                   -------
Total Common Stocks
   (Cost $36,944)                                   40,670
                                                   -------
REPURCHASE AGREEMENT -- 3.2%
   JP Morgan
     6.250%, dated 09/29/00, matures
     10/02/00, repurchase price
     $1,352,812 (collateralized by
     FNMA obligations, total par
     value $1,565,615, 5.500%,
     05/01/14-03/01/29, total market
     value: $1,379,150)               $1,352         1,352
                                                   -------
Total Repurchase Agreement
   (Cost $1,352)                                     1,352
                                                   -------
Total Investments -- 99.7%
   (Cost $38,296)                                   42,022
                                                   -------
Other Assets and Liabilities, Net -- 0.3%              126
                                                   -------

NET ASSETS:
Portfolio Shares of Class A (unlimited
  authorization -- no par value) based
  on 2,419,942 outstanding shares of
  beneficial interest                               33,404
Undistributed net investment income                     32
Accumulated net realized gain on investments         4,986
Net unrealized appreciation on investments           3,726
                                                   -------
Total Net Assets -- 100.0%                         $42,148
                                                   =======

Net Asset Value, Offering and Redemption
   Price Per Share --  Class A                      $17.42
                                                   =======

*NON-INCOME PRODUCING SECURITY
CL -- CLASS
FNMA -- FEDERAL NATIONAL  MORTGAGE  ASSOCIATION
AMOUNTS  DESIGNATED AS "--" AREZERO OR HAVE BEEN ROUNDED TO ZERO.
THE  ACCOMPANYING  NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS


CAPITAL APPRECIATION
FUND

COMMON STOCKS -- 93.7%
AUTOMOTIVE -- 0.6%
   Harley-Davidson                     6,100        $  292
                                                    ------
BIOTECHNOLOGY -- 0.5%
   Amgen*                              3,300           230
                                                    ------
BROADCASTING, NEWSPAPERS & ADVERTISING -- 2.2%
   AT&T - Liberty Media, Cl A*         8,900           160
   Time Warner                         4,300           336
   Viacom, Cl B*                       9,510           556
                                                    ------
                                                     1,052
                                                    ------
COMMUNICATIONS EQUIPMENT -- 3.5%
   ADC Telecommunications*             5,200           140
   CIENA*                              5,800           712
   Lucent Technologies                18,034           551
   Nokia Oyj ADR                       6,000           239
                                                    ------
                                                     1,642
                                                    ------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- SEPTEMBER 30, 2000

CAPITAL APPRECIATION FUND--CONCLUDED
--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------
COMPUTERS & SERVICES -- 21.2%
   Apple Computer*                     6,100        $  157
   Automatic Data Processing           2,500           167
   Cisco Systems*                     48,900         2,702
   Dell Computer*                      4,100           126
   EMC-Mass*                          22,100         2,191
   Hewlett-Packard                     5,300           514
   IBM                                11,900         1,339
   Network Appliance*                  2,200           280
   Sun Microsystems*                  21,400         2,498
                                                    ------
                                                     9,974
                                                    ------
DRUGS -- 9.5%
   Alza*                               3,900           337
   American Home Products              7,200           407
   Cardinal Health                     3,100           273
   Elan ADR*                           5,200           285
   IDEC Pharmaceuticals*               1,200           210
   Immunex*                            4,000           174
   Medimmune*                          3,300           255
   Merck                               2,800           208
   Pfizer                             34,300         1,541
   Schering-Plough                     8,400           391
   Watson Pharmaceutical*              6,200           402
                                                    ------
                                                     4,483
                                                    ------
FINANCIAL SERVICES -- 2.9%
   American Express                    8,700           529
   Goldman Sachs Group                 1,800           205
   Morgan Stanley Dean Witter          3,200           293
   Stilwell Financial*                 7,400           322
                                                    ------
                                                     1,349
                                                    ------
FOOD, BEVERAGE & TOBACCO -- 1.4%
   Coca-Cola                           7,700           424
   Safeway*                            5,400           252
                                                    ------
                                                       676
                                                    ------
MEDICAL PRODUCTS & SERVICES -- 3.9%
   Allergan                            3,200           270
   Baxter International                3,200           255
   Johnson & Johnson                   4,800           451
   Medtronic                           7,900           409
   Pharmacia                           7,400           445
                                                    ------
                                                     1,830
                                                    ------
MISCELLANEOUS MANUFACTURING -- 9.7%
   General Electric                   47,000         2,711
   Tyco International                 35,176         1,825
                                                    ------
                                                     4,536
                                                    ------
PAPER & PAPER PRODUCTS -- 0.7%
   Kimberly-Clark                      5,400           301
                                                    ------
PETROLEUM & FUEL PRODUCTS -- 1.9%
   Enron                               5,200           456
   Halliburton                         2,700           132
   Schlumberger                        3,800           313
                                                    ------
                                                       901
                                                    ------
RETAIL -- 6.8%
   Best Buy*                           4,300           274
   Home Depot                          7,000           371
   Kohl's*                             4,000           231
   Lowe's                              4,300           193
   RadioShack                         20,500         1,325
   Wal-Mart Stores                    16,600           799
                                                    ------
                                                     3,193
                                                    ------
SEMI-CONDUCTORS/INSTRUMENTS -- 8.6%
   Analog Devices*                     8,400           694
   Applied Materials*                  3,200           190
   Broadcom, Cl A*                       700           171
   Flextronics International*          4,700           386
   Intel                              34,000         1,413
   PMC - Sierra*                         600           129
   QLogic*                             3,000           264
   Teradyne*                           1,500            53
   Texas Instruments                   9,000           425
   Vitesse Semiconductor*              3,700           329
                                                    ------
                                                     4,054
                                                    ------
SOFTWARE -- 11.8%
   Adobe Systems                       4,200           652
   America Online*                     9,100           489
   Ariba*                              2,600           373
   BEA Systems*                        4,300           335
   Microsoft*                         27,750         1,674
   Oracle*                            14,000         1,103
   Siebel Systems*                     1,600           178
   VeriSign*                           1,800           365
   Veritas Software*                   2,700           383
                                                    ------
                                                     5,552
                                                    ------
TELEPHONE & TELECOMMUNICATIONS -- 8.2%
   Amdocs*                             1,800           112
   AT&T                                    3            --
   Corning                             3,800         1,129
   Exodus Communications*              2,200           109
   Juniper Networks*                   2,800           613
   McLeodUSA, Cl A*                   14,300           205
   Nextel Communications, Cl A*        8,400           393
   Qwest Communications
     International*                        3            --
   SBC Communications                  4,000           200
   SDL*                                2,200           680
   Sycamore Networks*                  1,000           108
   VoiceStream Wireless*               1,500           174
   WorldCom*                           4,695           143
                                                    ------
                                                     3,866
                                                    ------

--------------------------------------------------------------------------------





--------------------------------------------------------------------------------
                                     SHARES/FACE    MARKET
DESCRIPTION                         AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
WHOLESALE -- 0.3%
   Costco Wholesale*                   3,800       $   133
                                                   -------
Total Common Stocks
   (Cost $30,674)                                   44,064
                                                   -------
RIGHTS -- 0.1%
   Cendant*                           10,000            63
                                                   -------
Total Rights
   (Cost $0)                                            63
                                                   -------
U.S. TREASURY OBLIGATION -- 1.0%
   U.S. Treasury Bill (A) (B)
      5.750%, 11/09/00                $  500           497
                                                   -------
Total U.S. Treasury Obligation
   (Cost $497)                                         497
                                                   -------
MONEY MARKET -- 0.8%
   Evergreen Select Money
     Market Fund, Cl I               366,658           367
                                                   -------
Total Money Market
   (Cost $367)                                         367
                                                   -------
REPURCHASE AGREEMENT -- 4.6%
   JP Morgan
     6.600%, dated 09/29/00, matures
     10/02/00, repurchase price
     $2,157,235 (collateralized by
     GNMA obligations, total par
     value $2,500,773, 6.500%,
     11/15/28-12/15/28, total market
     value: $2,199,280)                2,156         2,156
                                                   -------
Total Repurchase Agreement
   (Cost $2,156)                                     2,156
                                                   -------
Total Investments -- 100.2%
   (Cost $33,694)                                   47,147
                                                   -------
Other Assets and Liabilities, Net -- (0.2%)           (105)
                                                   -------

NET ASSETS:
Portfolio Shares of Class A (unlimited
   authorization -- no par value) based
   on 3,985,166 outstanding shares of
   beneficial interest                              21,059
Accumulated net realized gain on investments        12,633
Net unrealized depreciation on futures                (103)
Net unrealized appreciation on investments          13,453
                                                   -------
Total Net Assets -- 100.0%                         $47,042
                                                   =======

Net Asset Value, Offering and Redemption
   Price Per Share --  Class A                      $11.80
                                                    ======

*NON-INCOME PRODUCING SECURITY
(A) SECURITY PLEDGED AS COLLATERAL ON OPEN FUTURES CONTRACTS.
(B) YIELD SHOWN IS EFFECTIVE YIELD AT TIME OF PURCHASE.
ADR -- AMERICAN DEPOSITORY RECEIPT
CL -- CLASS
GNMA -- GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
AMOUNTS DESIGNATED AS "--" ARE ZERO OR HAVE BEEN ROUNDED TO ZERO.
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

EQUITY INCOME FUND
COMMON STOCKS -- 89.1%
AEROSPACE & DEFENSE -- 3.2%
   BF Goodrich                         8,550        $  335
   Boeing                              5,950           375
   General Dynamics                    1,425            89
   Raytheon, Cl B                      6,225           177
   United Technologies                 2,275           158
                                                    ------
                                                     1,134
                                                    ------
AUTOMOTIVE -- 1.2%
   Ford Motor*                         7,450           189
   General Motors                      2,778           181
   TRW                                 1,575            64
                                                    ------
                                                       434
                                                    ------
BANKS -- 10.6%
   Bank of America                    10,875           570
   Bank of New York                    7,825           439
   Bank One                            5,152           199
   Chase Manhattan                     7,625           352
   Comerica                            4,450           260
   Fifth Third Bancorp                 3,237           174
   First Union                         5,575           179
   Firstar                             2,825            63
   FleetBoston Financial               8,050           314
   Mellon Financial                    6,100           283
   Washington Mutual                  11,275           449
   Wells Fargo                        11,275           518
                                                    ------
                                                     3,800
                                                    ------
BEAUTY PRODUCTS -- 2.0%
   Avon Products                       1,750            72
   Gillette                            6,050           187
   Procter & Gamble                    6,825           457
                                                    ------
                                                       716
                                                    ------
BROADCASTING, NEWSPAPERS & ADVERTISING -- 2.4%
   Knight Ridder                       5,875           298
   McGraw-Hill                         2,025           129
   Walt Disney                        11,500           440
                                                    ------
                                                       867
                                                    ------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- SEPTEMBER 30, 2000

EQUITY INCOME FUND--CONCLUDED
--------------------------------------------------------------------------------
                                                    MARKET
DESCRIPTION                            SHARES     VALUE (000)
--------------------------------------------------------------------------------
BUILDING & CONSTRUCTION SUPPLIES -- 0.1%
   Masco                               2,700        $   50
                                                    ------
CHEMICALS -- 1.9%
   Ashland                             2,925            99
   Dow Chemical                        5,025           125
   E.I. du Pont de Nemours             5,356           222
   Engelhard                           6,700           109
   Hercules                            5,775            82
   Rohm & Haas                         1,475            43
                                                    ------
                                                       680
                                                    ------
COMMUNICATIONS EQUIPMENT -- 1.6%
   Lucent Technologies                 3,475           106
   Motorola                           15,975           451
                                                    ------
                                                       557
                                                    ------
COMPUTERS & SERVICES -- 4.2%
   Compaq Computer                    16,675           460
   Electronic Data Systems             4,000           166
   Hewlett-Packard                     5,075           492
   IBM                                 3,250           366
                                                    ------
                                                     1,484
                                                    ------
DRUGS -- 1.2%
   American Home Products              3,825           216
   Merck                               2,650           197
                                                    ------
                                                       413
                                                    ------
ELECTRICAL SERVICES -- 5.3%
   Ameren                              8,700           364
   Constellation Energy Group         10,075           501
   Duke Energy                         2,100           180
   Edison International                3,450            67
   Emerson Electric                    3,125           209
   PG&E                                9,250           224
   Southern                            3,950           128
   TXU                                 5,550           220
                                                    ------
                                                     1,893
                                                    ------
FINANCIAL SERVICES -- 11.1%
   Associates First Capital, Cl A      6,775           257
   Bear Stearns                        3,200           202
   Citigroup                          30,466         1,647
   Fannie Mae                          6,825           488
   Household International             6,525           369
   Merrill Lynch                       4,375           289
   Morgan Stanley Dean Witter          6,925           633
   T. Rowe Price Associates            1,675            79
                                                    ------
                                                     3,964
                                                    ------
FOOD, BEVERAGE & TOBACCO -- 3.3%
   Albertson's                         4,060            85
   Coca-Cola                           3,875           214
   Hershey Foods                       1,800            97
   Pepsico                             7,750           356
   Philip Morris                      13,675           403
   Supervalu                           1,700            26
                                                    ------
                                                     1,181
                                                    ------
GAS/NATURAL GAS -- 2.0%
   El Paso Energy                      9,000           555
   Sempra Energy                       7,825           163
                                                    ------
                                                       718
                                                    ------
HOUSEHOLD PRODUCTS, FURNITURE & FIXTURES -- 0.4%
   Illinois Tool Works                 1,800           101
   Whirlpool                             750            29
                                                    ------
                                                       130
                                                    ------
INSURANCE -- 5.3%
   Aetna                               2,125           123
   American General                    3,175           248
   Hartford Financial Services         5,250           383
   Jefferson-Pilot                     1,537           104
   Marsh & McLennan                    3,075           408
   MBIA                                4,075           290
   St. Paul                            6,725           332
                                                    ------
                                                     1,888
                                                    ------
LEASING & RENTING -- 0.2%
   Ryder System                        2,875            53
                                                    ------
LEISURE PRODUCTS -- 0.4%
   Mattel                             11,725           131
                                                    ------
MACHINERY -- 0.1%
   Ingersoll-Rand                      1,500            51
                                                    ------
MEDICAL PRODUCTS & SERVICES -- 2.7%
   Baxter International                5,325           425
   Mallinckrodt                        1,250            57
   Pharmacia                           7,999           481
                                                    ------
                                                       963
                                                    ------
METALS & METAL FABRICATE/HARDWARE -- 0.1%
   Worthington Industries              5,300            50
                                                    ------
METALS & MINING -- 0.9%
   Alcan Aluminium                     2,450            71
   Alcoa                               7,650           194
   Barrick Gold                        4,875            74
                                                    ------
                                                       339
                                                    ------
MISCELLANEOUS MANUFACTURING -- 2.2%

   General Electric                    5,100           294
   Honeywell International             4,750           169
   Minnesota Mining &
     Manufacturing                     3,425           312
                                                    ------
                                                       775
                                                    ------

--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                                   SHARES/FACE      MARKET
DESCRIPTION                       AMOUNT (000)    VALUE (000)
--------------------------------------------------------------------------------
PAPER & PAPER PRODUCTS -- 1.2%
   Kimberly-Clark                      3,100       $   173
   Weyerhaeuser                        3,800           153
   Willamette Industries               3,175            89
                                                   -------
                                                       415
                                                   -------
PETROLEUM & FUEL PRODUCTS -- 14.5%
   Baker Hughes                        5,675           211
   Burlington Resources                5,575           205
   Chevron                             4,200           358
   Conoco, Cl B                        4,728           127
   Enron                               5,900           517
   Exxon Mobil                        21,848         1,947
   Halliburton                         4,175           204
   Phillips Petroleum                  3,475           218
   Royal Dutch Petroleum ADR          12,975           778
   Schlumberger                        1,375           113
   Texaco                              3,175           167
   Unocal                              7,550           268
   Williams                            1,625            69
                                                   -------
                                                     5,182
                                                   -------
PHOTOGRAPHIC EQUIPMENT & SUPPLIES -- 0.6%
   Eastman Kodak                       2,570           105
   Xerox                               6,450            97
                                                   -------
                                                       202
                                                   -------
RAILROADS -- 0.2%
   Burlington Northern Santa Fe        2,975            64
                                                   -------
REAL ESTATE INVESTMENT TRUSTS -- 2.1%
   Apartment Investment &
     Management, Cl A                  3,750           173
   Kimco Realty                        4,325           183
   Post Properties                     4,739           206
   Simon Property Group                8,725           204
                                                   -------
                                                       766
                                                   -------
RETAIL -- 1.1%
   JC Penney                           3,750            44
   May Department Stores               1,200            25
   McDonald's                          8,075           244
   Sears Roebuck                       2,400            78
                                                   -------
                                                       391
                                                   -------
SOFTWARE -- 0.1%
   Autodesk                            1,900            48
                                                   -------
TELEPHONE & TELECOMMUNICATIONS -- 6.8%
   Alltel                              3,025           158
   AT&T                               17,387           511
   Qwest Communications
     International*                    9,003           433
   SBC Communications                  8,124           406
   Verizon Communications*            19,084           924
                                                   -------
                                                     2,432
                                                   -------
WHOLESALE -- 0.1%
   WW Grainger                         1,975            52
                                                   -------
Total Common Stocks
   (Cost $23,439)                                   31,823
                                                   -------
U.S. TREASURY OBLIGATION -- 1.3%
   U.S. Treasury Bill (A) (B)
      5.981%, 11/09/00                $  450           447
                                                   -------
Total U.S. Treasury Obligation
   (Cost $447)                                         447
                                                   -------
REPURCHASE AGREEMENTS -- 9.9%
   JP Morgan
     6.430%, dated 09/29/00, matures
     10/02/00, repurchase price
     $3,537,032 (collateralized by
     GNMA, total par value
     $3,785,363, 7.000%, 09/20/29,
     total market value: $3,605,881)   3,535         3,535
                                                   -------
Total Repurchase Agreements
   (Cost $3,535)                                     3,535
                                                   -------
Total Investments -- 100.3%
   (Cost $27,421)                                   35,805
                                                   -------
Other Assets and Liabilities, Net -- (0.3%)           (107)
                                                   -------

NET ASSETS:
Portfolio Shares of Class A (unlimited
   authorization -- no par value) based
   on 3,838,373 outstanding shares of
   beneficial interest                              21,406
Undistributed net investment income                    174
Accumulated net realized gain on investments         5,788
Net unrealized depreciation on futures                 (54)
Net unrealized appreciation on investments           8,384
                                                   -------
Total Net Assets -- 100.0%                         $35,698
                                                   =======
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A                       $9.30
                                                   =======
*NON-INCOME PRODUCING SECURITY
(A) SECURITY PLEDGED AS COLLATERAL ON OPEN FUTURES CONTRACTS.
(B) YIELD SHOWN IS EFFECTIVE YIELD AT TIME OF PURCHASE.
ADR -- AMERICAN  DEPOSITORY  RECEIPT
CL -- CLASS
GNMA -- GOVERNMENT  NATIONAL MORTGAGE  ASSOCIATION
THE ACCOMPANYING  NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- SEPTEMBER 30, 2000

BALANCED FUND
--------------------------------------------------------------------------------
                                    SHARES/FACE     MARKET
DESCRIPTION                        AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 10.5%
   U.S. Treasury Notes
      6.750%, 05/15/05                $  555        $  575
      6.500%, 03/31/02                   400           402
      6.250%, 06/30/02                   100           100
      6.250%, 02/15/03                 3,000         3,018
                                                    ------
Total U.S. Treasury Obligations
   (Cost $4,072)                                     4,095
                                                    ------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 6.2%
   FHLMC
      5.750%, 03/15/09                   335           312
   FNMA
      7.250%, 01/15/10                 1,890         1,949
      5.800%, 12/10/03                   100            98
   FNMA, MTN
      6.400%, 09/27/05                    50            50
                                                    ------
Total U.S. Government Agency Obligations
   (Cost $2,367)                                     2,409
                                                    ------
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATION -- 0.3%
   FHLMC
      8.000%, 12/01/02                   101           102
                                                    ------
Total U.S. Government Mortgage-
   Backed Obligation
   (Cost $101)                                         102
                                                    ------
CORPORATE OBLIGATIONS -- 21.3%
BANKS -- 7.6%
   Bank One
      7.625%, 08/01/05                 1,000         1,020
   Chase Manhattan
      7.875%, 06/15/10                   600           625
   First Union
      7.100%, 08/15/04                   500           497
   FleetBoston Financial
      7.250%, 09/15/05                   400           403
   Wachovia
      7.450%, 07/15/05                   400           408
                                                    ------
                                                     2,953
                                                    ------
FINANCIAL SERVICES -- 7.7%
   EOP Operating
      6.375%, 01/15/02                   600           592
   Ford Credit
      6.125%, 04/28/03                   280           274
   General Motors Acceptance
      7.500%, 07/15/05                   500           507
   Household Finance
      8.000%, 07/15/10                   350           361
   Merrill Lynch
      6.000%, 01/15/01                   100           100
   Morgan Stanley Dean Witter,
     Ser C, MTN
      7.375%, 04/15/03                   350           354
   PaineWebber Group, Ser C, MTN
      6.020%, 04/22/02                   400           395
   PDVSA Finance, Ser 1999-F
      8.750%, 02/15/04                   438           438
                                                    ------
                                                     3,021
                                                    ------
MISCELLANEOUS MANUFACTURING -- 2.8%
   Repsol International Finance
      7.450%, 07/15/05                   600           607
   Tyco International Group (A)
      6.875%, 09/05/02                   500           499
                                                    ------
                                                     1,106
                                                    ------
TELEPHONE & TELECOMMUNICATIONS -- 2.2%
   Orange
      8.750%, 06/01/06                   400           418
   Telefonica Europe
      7.350%, 09/15/05                   420           422
                                                    ------
                                                       840
                                                    ------
UTILITIES -- 1.0%
   Dominion Resources, Ser B
      7.625%, 07/15/05                   400           406
                                                    ------
Total Corporate Obligations
   (Cost $8,212)                                     8,326
                                                    ------
CONVERTIBLE BOND -- 0.2%
   Cox Communication, PRIZES,
     CV to 1.1748 Shares*              1,200            88
                                                    ------
Total Convertible Bond
   (Cost $106)                                          88
                                                    ------
COMMON STOCKS -- 60.3%
AUTOMOTIVE -- 0.4%
   Harley-Davidson                     3,400           163
                                                    ------
BEAUTY PRODUCTS -- 0.2%
   Colgate-Palmolive                   1,700            80
                                                    ------
BIOTECHNOLOGY -- 0.3%
   Amgen*                              1,800           126
                                                    ------

--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------
BROADCASTING, NEWSPAPERS & ADVERTISING -- 1.5%
   AT&T - Liberty Media, Cl A*         4,600        $   83
   Time Warner                         2,400           188
   Viacom, Cl B*                       5,189           304
                                                    ------
                                                       575
                                                    ------
COMMERCIAL SERVICES -- 0.4%
   Paychex                             2,800           147
                                                    ------
COMMUNICATIONS EQUIPMENT -- 2.4%
   CIENA*                              4,000           491
   Lucent Technologies                10,414           318
   Nokia Oyj ADR                       2,800           111
                                                    ------
                                                       920
                                                    ------
COMPUTERS & SERVICES -- 11.8%
   Apple Computer*                     4,800           124
   Automatic Data Processing           2,500           167
   Brocade Communications System*        500           118
   Cisco Systems*                     24,600         1,359
   Dell Computer*                      4,000           123
   EMC-Mass*                          10,900         1,080
   Hewlett-Packard                     1,100           107
   IBM                                 4,000           450
   Network Appliance*                  1,200           153
   Sun Microsystems*                   8,100           946
                                                    ------
                                                     4,627
                                                    ------
DRUGS -- 6.8%
   Alza*                               4,200           363
   American Home Products              4,200           238
   Cardinal Health                     1,700           150
   Elan ADR*                           2,800           153
   IDEC Pharmaceuticals*                 600           105
   Immunex*                            4,000           174
   Medimmune*                          1,800           139
   Merck                               1,900           141
   Pfizer                             17,325           779
   Schering-Plough                     4,500           209
   Watson Pharmaceutical*              3,100           201
                                                    ------
                                                     2,652
                                                    ------
FINANCIAL SERVICES -- 2.0%
   American Express                    4,600           279
   Charles Schwab                      2,200            78
   Goldman Sachs Group                 1,000           114
   Morgan Stanley Dean Witter          1,700           155
   Stilwell Financial*                 4,000           174
                                                    ------
                                                       800
                                                    ------
FOOD, BEVERAGE & TOBACCO -- 1.2%
   Coca-Cola                           4,000           220
   Pepsico                             2,200           101
   Safeway*                            3,000           140
                                                    ------
                                                       461
                                                    ------
MEDICAL PRODUCTS & SERVICES -- 2.8%
   Allergan                            2,600           220
   Baxter International                2,400           192
   Johnson & Johnson                   2,900           272
   Medtronic                           2,500           130
   Pharmacia                           4,800           289
                                                    ------
                                                     1,103
                                                    ------
MISCELLANEOUS MANUFACTURING -- 4.6%
   General Electric                   31,000         1,788
                                                    ------
PAPER & PAPER PRODUCTS -- 0.4%
   Kimberly-Clark                      3,000           167
                                                    ------
PETROLEUM & FUEL PRODUCTS -- 1.4%
   Enron                               2,800           245
   Halliburton                         2,700           132
   Schlumberger                        2,100           173
                                                    ------
                                                       550
                                                    ------
RETAIL -- 3.3%
   Best Buy*                           2,400           153
   CVS                                 1,800            83
   Dollar Tree Stores*                 1,800            73
   Home Depot                          4,000           212
   Kohl's*                             2,200           127
   Lowe's                              2,400           108
   RadioShack                          2,000           129
   Wal-Mart Stores                     8,700           419
                                                    ------
                                                     1,304
                                                    ------
SEMI-CONDUCTORS/INSTRUMENTS -- 7.2%
   Analog Devices*                     5,100           421
   Applied Materials*                  1,600            95
   Applied Micro Circuits*               600           124
   Broadcom, Cl A*                       800           195
   Flextronics International*          2,500           205
   Intel                              23,200           964
   PMC - Sierra*                         700           151
   QLogic*                             1,700           150
   Teradyne*                           1,300            45
   Texas Instruments                   5,700           269
   Vitesse Semiconductor*              2,000           178
                                                    ------
                                                     2,797
                                                    ------
SOFTWARE -- 8.1%
   Adobe Systems                       2,300           357
   America Online*                     8,800           473
   Ariba*                              1,400           201
   BEA Systems*                        2,300           179

STATEMENT OF NET ASSETS/SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- SEPTEMBER 30, 2000

BALANCED FUND--CONCLUDED
--------------------------------------------------------------------------------
                                    SHARES/FACE   MARKET
DESCRIPTION                        AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   Microsoft*                         12,300       $   742
   Oracle*                             7,900           622
   Siebel Systems*                     1,800           200
   VeriSign*                           1,000           203
   Veritas Software*                   1,400           199
                                                   -------
                                                     3,176
                                                   -------
TELEPHONE & TELECOMMUNICATIONS -- 5.5%
   Amdocs*                               900            56
   Corning                             2,100           624
   Exodus Communications*              1,200            59
   Juniper Networks*                   1,500           328
   McLeod USA, Cl A*                   7,200           103
   Nextel Communications, Cl A*        4,600           215
   Qwest Communications
     International*                        3            --
   SBC Communications                  2,200           110
   SDL*                                1,100           340
   Sycamore Networks*                    800            86
   VoiceStream Wireless*                 800            93
   WorldCom*                           4,527           137
                                                   -------
                                                     2,151
                                                   -------
Total Common Stocks
   (Cost $17,754)                                   23,587
                                                   -------
RIGHTS -- 0.0%
   Cendant*                            3,000            19
                                                   -------
Total Rights
   (Cost $0)                                            19
                                                   -------
MONEY MARKET -- 1.2%
   Evergreen Select Money
     Market Fund, Cl I               462,696           463
                                                   -------
Total Money Market
   (Cost $463)                                         463
                                                   -------
Total Investments -- 100.0%
   (Cost $33,075)                                   39,089
                                                   -------
Other Assets and Liabilities, Net -- 0.0%               (6)
                                                   -------

NET ASSETS:
Portfolio Shares of Class A (unlimited
   authorization  -- no par value) based
   on 3,235,715 outstanding shares of
   beneficial interest                             $29,903
Undistributed net investment income                    173
Accumulated net realized gain on investments         2,993
Net unrealized appreciation on investments           6,014
                                                   -------
Total Net Assets -- 100.0%                         $39,083
                                                   =======
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A                      $12.08
                                                   =======

(A) SECURITY SOLD WITHIN THE TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 144A OF THE SECURITIES ACT OF 1933, AS AMENDED, AND MAY BE SOLD ONLY TO DEALERS IN THAT PROGRAM OR OTHER "ACCREDITED INVESTORS". THESE SECURITIES HAVE BEEN DETERMINED TO BE LIQUID UNDER GUIDLINES ESTABLISHED BY THE BOARD OF DIRECTORS.
ADR -- AMERICAN DEPOSITORY RECEIPT
CL -- CLASS
CV -- CONVERTIBLE SECURITY
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
MTN -- MEDIUM TERM NOTE
SER -- SERIES
PRIZES -- PARTICIPATING REDEEMABLE INDEXED ZERO-PREMIUM EXCHANGEABLE SECURITIES AMOUNTS DESIGNATED AS "--" ARE ZERO OR HAVE BEEN ROUNDED TO ZERO.
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS


CORE FIXED INCOME FUND

U.S. TREASURY OBLIGATIONS -- 18.9%
   U.S. Treasury Bonds
      9.875%, 11/15/15              $ 59,875      $ 81,860
      9.250%, 02/15/16               149,040       195,242
      8.500%, 02/15/20                 8,130        10,297
      8.000%, 11/15/21                93,050       113,666
      6.500%, 02/15/10                47,190        49,137
      6.125%, 08/15/29                 2,535         2,589
      5.750%, 08/15/10                 1,080         1,076
   U.S. Treasury Bonds (E)
      4.250%, 01/15/10                 9,992        10,207
      3.875%, 04/15/29                46,542        46,236
      3.625%, 04/15/28                43,789        41,613
   U.S. Treasury Notes
     11.875%, 11/15/03                   410           478
      5.625%, 05/15/08                 2,240         2,197
   U.S. Treasury Note (E)
      3.625%, 01/15/08                32,805        32,047
   U.S. Treasury STRIPS
      6.309%, 11/15/21                 8,885         2,482
                                                  --------
Total U.S. Treasury Obligations
   (Cost $574,887)                                 589,127
                                                  --------

--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                                       FACE       MARKET
DESCRIPTION                        AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 9.1%
   FHLB Discount Note
     13.388%, 11/09/00              $    600     $     596
   FHLMC
      6.625%, 09/15/09                35,700        35,254
   FHLMC Discount Note
      6.610%, 11/09/00                   900           894
       6.400%, 11/07/96                  900           892
   FHLMC REMIC, Ser 1, Cl Z
      9.300%, 04/15/19                 1,531         1,576
   FHLMC REMIC, Ser 1005, Cl D
      6.500%, 10/15/05                   403           400
   FHLMC REMIC, Ser 1563, Cl B (A)
      8.850%, 08/15/08                   279           276
   FNMA
      7.250%, 05/15/30                10,530        11,043
      7.125%, 03/15/07                35,800        36,703
      7.000%, 07/15/05               171,000       173,969
      5.750%, 02/15/08                   700           661
   FNMA (G)
      6.590%, 11/09/00                 2,000         1,986
   FNMA CMO STRIPS, Ser 269, Cl 1
      9.000%, 08/01/22                   434           454
   FNMA CMO, Ser 1990-58, Cl J
      7.000%, 05/25/20                 4,507         4,457
   FNMA CMO, Ser 1997-5, Cl VG
      7.050%, 06/25/04                 3,270         3,262
   FNMA CMO, Ser 69, Cl Z
      6.000%, 01/25/22                 1,396         1,329
   FNMA CMO, Ser 9, Cl C PO
      0.000%, 08/25/23                    73            67
   FNMA REMIC, Ser 1990-106, Cl J
      8.500%, 09/25/20                   405           417
   FNMA REMIC, Ser 1991-156, Cl A
      7.500%, 10/25/21                 2,011         2,026
   FNMA REMIC, Ser 93, Cl G
      5.500%, 08/25/20                 2,054         1,933
   TVA
      7.125%, 05/01/30                 4,950         5,058
                                                ----------
Total U.S. Government Agency Obligations
   (Cost $280,339)                                 283,253
                                                ----------
U.S. GOVERNMENT MORTGAGE-BACKED
OBLIGATIONS -- 33.9%
   FHLMC
      9.000%, 12/01/05                    87            91
      8.000%, 01/01/25 to 08/01/26     3,318         3,367
      7.500%, 06/01/10 to 09/01/30    32,691        32,660
      7.000%, 07/15/05 to 01/01/30    27,953        27,623
      6.875%, 09/15/10                 1,970         1,983
      6.500%, 08/01/08 to 06/01/30   167,228       160,809
      6.000%, 12/01/12 to 06/01/29    71,849        68,652
      5.500%, 02/01/13 to 08/01/14    28,698        27,109
   FHLMC TBA
      7.500%, 10/01/30                10,000         9,984
      6.500%, 10/01/30                11,000        10,567
      6.000%, 10/01/15                 2,000         1,926
   FNMA
      9.000%, 07/01/07                    61            64
      8.500%, 09/01/13 to 10/01/28     5,360         5,487
      8.096%, 07/01/28                 5,877         6,043
      8.000%, 02/01/13 to 12/01/29     6,570         6,677
      7.500%, 09/01/13 to 08/01/30    47,150        47,062
      7.000%, 09/01/07 to 03/01/30    23,966        23,616
      6.500%, 02/01/12 to 11/01/29    48,309        47,005
      6.000%, 10/01/13 to 12/01/29    84,492        79,559
      5.500%, 09/01/13 to 09/01/14    31,786        29,963
   FNMA TBA
      8.000%, 10/01/15 to 10/01/30    70,800        71,775
      7.500%, 10/01/30 to 10/16/30    61,600        61,451
      7.000%, 10/01/30                14,700        14,397
      6.500%, 10/01/30                12,700        11,755
      6.000%, 09/01/15                 5,399         5,159
      5.500%, 10/01/14                 6,100         5,745
   GNMA
      9.500%, 01/15/19                   302           314
      8.500%, 11/15/20 to 12/15/21       310           319
      8.000%, 05/15/25 to 08/15/30     8,475         8,634
      7.500%, 09/15/06 to 01/15/30    53,962        54,137
      7.000%, 12/15/22 to 12/15/28    62,337        61,423
      6.500%, 07/15/14 to 01/15/30    91,033        87,869
      6.000%, 03/15/14 to 06/15/29    23,263        22,079
   GNMA TBA
      8.000%, 10/01/30                34,400        35,002
      7.500%, 10/01/30                12,700        12,732
      7.000%, 10/01/30                10,600        10,438
                                                ----------
Total U.S. Government Mortgage-
   Backed Obligations
   (Cost $1,049,689)                             1,053,476
                                                ----------
CORPORATE OBLIGATIONS -- 26.4%
AEROSPACE & DEFENSE -- 0.9%
   Boeing
      7.875%, 04/15/43                 8,000         8,100
   British Aerospace Financial (B)
      7.500%, 07/01/27                13,000        12,090
   Lockheed Martin
      8.500%, 12/01/29                 4,530         4,790
   Raytheon
      6.750%, 08/15/07                 5,000         4,775
                                                 ---------
                                                    29,755
                                                 ---------
AIR TRANSPORTATION -- 1.5%
   America West Airlines, Ser 1999-1
      7.930%, 01/02/19                11,723        11,803

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- SEPTEMBER 30, 2000

CORE FIXED INCOME FUND--CONTINUED
--------------------------------------------------------------------------------
                                       FACE       MARKET
DESCRIPTION                        AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   American Airlines, Ser 94, Cl A4
      9.780%, 11/26/11               $ 4,028      $  4,389
   Atlas Air, Ser 00-1
      8.707%, 01/02/20                 4,900         4,979
   Continental Airlines, Ser 974, Cl C
      6.800%, 07/02/07                 8,872         8,565
   Continental Airlines, Ser 99-2
      7.730%, 03/15/11                 3,110         3,054
   Federal Express, Ser 98-1, Cl B
      6.845%, 01/15/19                 1,396         1,294
   Federal Express, Ser A3
      8.400%, 03/23/10                   600           602
   Northwest Airlines, Ser 1999-1, Cl C
      8.130%, 02/01/14                 2,354         2,276
   Northwest Airlines, Ser 1999-3, Cl C
      9.152%, 04/01/10                 2,500         2,527
   United Air Lines, Ser 96-A, Cl 1
      7.270%, 01/30/13                 1,938         1,841
   United Airlines, Ser A-3
      8.390%, 01/21/11                 1,798         1,781
   US Airways, Ser 98-1
      7.350%, 01/30/18                 1,983         1,813
   US Airways, Cl B
      7.500%, 04/15/08                 2,827         2,638
                                                  --------
                                                    47,562
                                                  --------
AUTOMOTIVE -- 0.4%
   Ford Motor
      9.215%, 09/15/21                 1,000         1,095
      7.700%, 05/15/97                 4,200         3,790
      7.450%, 07/16/31                   300           279
      7.400%, 11/01/46                   300           265
   General Motors
      8.875%, 05/15/03                 2,400         2,508
   Visteon
      8.250%, 08/01/10                 5,600         5,614
                                                  --------
                                                    13,551
                                                  --------
BANKS -- 3.6%
   ABN-AMRO Bank
      7.250%, 05/31/05                 8,000         8,050
   Allfirst Financial
      7.200%, 07/01/07                 1,800         1,762
   Andina de Fomento
      8.875%, 06/01/05                 5,700         5,949
   Banco Santander-Chile MBIA
      6.500%, 11/01/05                 4,225         4,082
   Bank of America
   10.200%, 07/15/15                   7,440         8,761
      7.125%, 09/15/06                 5,000         4,998
      9.200%, 05/15/03                 1,350         1,421
      8.125%, 02/01/02                 1,043         1,057
   Bank of Montreal-Chicago
      6.100%, 09/15/05                 2,230         2,124
   Bank of Oklahoma
      7.125%, 08/15/07                10,500         9,870
   Bank of Tokyo-Mitsubishi
      8.400%, 04/15/10                 5,720         5,819
   Bankers Trust
      7.500%, 11/15/15                 1,000           954
   Barclays North America Capital
      9.750%, 05/15/21                 4,230         4,516
   Citicorp
      7.625%, 05/01/05                 2,000         2,047
   Compass Bank
      6.450%, 05/01/09                 4,400         4,015
   Dresdner Bank-New York
      7.250%, 09/15/15                 2,700         2,514
   First National Bank Omaha
      7.320%, 12/01/10                 3,250         3,063
   First Union
      8.125%, 06/24/02                 1,100         1,117
   First USA Bank
      7.000%, 08/20/01                 1,175         1,176
   HSBC Bank
      6.950%, 03/15/11                 3,700         3,501
   Key Bank
      7.125%, 08/15/06                 1,000           991
   Keycorp
      6.750%, 03/15/06                 2,500         2,428
   Korea Development Bank
      7.125%, 09/17/01                 1,300         1,298
   National Bank of Hungary
      8.875%, 11/01/13                 1,550         1,649
   National Westminster Bank
      9.375%, 11/15/03                 4,568         4,859
   Royal Bank of Scotland Group, Ser 2
      8.817%, 03/31/49                 6,500         6,776
   Santander Financial Issuances
      7.750%, 05/15/05                 3,810         3,872
      7.250%, 11/01/15                 3,600         3,348
   Swiss Bank - New York
      7.000%, 10/15/15                 1,700         1,583
   US Bank
      8.350%, 11/01/04                 1,000         1,039
   Washington Mutual
      7.500%, 08/15/06                 1,500         1,502
   Westdeutsche Landesbank
      6.050%, 01/15/09                 6,750         6,168
                                                  --------
                                                   112,309
                                                  --------
BROADCASTING, TELEVISION & RADIO -- 0.8%
   Comcast
      8.875%, 04/01/07                 7,765         8,144

--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                                       FACE       MARKET
DESCRIPTION                        AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   Continental Cablevision
      9.500%, 08/01/13               $ 8,795      $  9,817
      9.000%, 09/01/08                 2,900         3,099
   Cox Communications
      7.875%, 08/15/09                   750           760
   TCI Communications
      7.875%, 02/15/26                 3,940         3,827
                                                  --------
                                                    25,647
                                                  --------
CHEMICALS -- 0.3%
   Dow Chemical
      7.375%, 11/01/29                 4,840         4,665
   Rohm & Haas
      7.850%, 07/15/29                 6,250         6,156
                                                  --------
                                                    10,821
                                                  --------
COMMERCIAL SERVICES -- 0.1%
   Cendant
      7.750%, 12/01/03                 5,020         4,913
                                                  --------
COMPUTERS & SERVICES -- 0.4%
   Electronic Data Systems
      7.450%, 10/15/29                 5,000         4,850
   IBM
      7.125%, 12/01/96                 1,000           936
      7.000%, 10/30/45                 5,550         5,141
                                                  --------
                                                    10,927
                                                  --------
DIVERSIFIED MANUFACTURING -- 0.4%
   Norsk Hydro A/S
      9.000%, 04/15/12                 1,725         1,893
   Parker-Hannifin
      9.750%, 02/15/21                 3,500         3,669
   Toll Road Investment Part II (B) (G)
      6.635%, 02/15/06                10,300         6,979
                                                  --------
                                                    12,541
                                                  --------
ELECTRIC GENERAL UTILITIES SERVICES -- 2.4%
   Alabama Power
      9.000%, 12/01/24                 1,350         1,402
   Arizona Public Services
      8.000%, 12/30/15                 4,500         4,410
   CE Generation LLC
      7.416%, 12/15/18                 4,935         4,616
   Commonwealth Edison, Ser 75
      9.875%, 06/15/20                   850           928
   Conectiv, Ser A MTN
      6.730%, 06/01/06                 7,550         7,448
   FPL Group Capital
      7.375%, 06/01/09                 5,000         4,925
   Hydro-Quebec, Ser FU
     11.750%, 02/01/12                 1,300         1,734
   Hydro-Quebec, Ser GW
      9.750%, 01/15/18                 3,850         4,033
   Hydro-Quebec, Ser HQ
      9.500%, 11/15/30                 1,930         2,350
   Hydro-Quebec, Ser HY
      8.400%, 01/15/22                 2,320         2,511
   Jersey Central Power & Light
      6.375%, 05/01/03                 2,441         2,399
   Kansas City Power & Light MTN (A)
      6.912%, 03/20/02                12,000        12,001
   Korea Electric Power
      7.750%, 04/01/13                 2,045         1,899
      6.750%, 08/01/27                 1,075         1,035
   Midwest Generation LLC (B)
      8.300%, 07/02/09                 3,000         2,959
   National Rural Utilities, Ser V
      9.000%, 09/01/21                 3,950         4,113
   Potomac Electric Power
      9.000%, 06/01/21                 1,000         1,039
   PSI Energy
      7.850%, 10/15/07                 6,300         6,308
   System Energy Resources
      7.430%, 01/15/11                 4,043         3,921
   Utilicorp United
      7.000%, 07/15/04                 3,250         3,185
                                                  --------
                                                    73,216
                                                  --------
ENVIRONMENTAL SERVICES -- 0.1%
   Waste Management
      7.100%, 08/01/26                 3,000         2,899
                                                  --------
FINANCIAL SERVICES -- 5.6%
   Aon
      8.650%, 05/15/05                 1,675         1,761
   Bear Stearns
      7.800%, 08/15/07                 2,800         2,835
      6.250%, 07/15/05                   960           919
   CIT Holdings, Ser A
      7.125%, 12/17/03                 4,110         4,105
   CIT Holdings, Ser B
      6.875%, 02/16/05                10,655        10,520
   Countrywide Capital I
      8.000%, 12/15/26                 1,750         1,525
   Donaldson, Lufkin & Jenrette
      6.875%, 11/01/05                 1,750         1,719
   Donaldson, Lufkin & Jenrette MTN
      6.170%, 07/15/03                 2,500         2,441
      5.625%, 02/15/16                 1,835         1,807
   Dryden Investor Trust (B)
      7.157%, 07/23/08                 9,680         9,317
   Finova Capital, Ser C MTN
      6.560%, 11/15/02                 1,100           874
   First Union
      8.050%, 04/15/02                 1,700         1,724
   Ford Capital
      9.875%, 05/15/02                   850           887

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- SEPTEMBER 30, 2000

CORE FIXED INCOME FUND--CONTINUED
--------------------------------------------------------------------------------
                                      FACE        MARKET
DESCRIPTION                       AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Ford Motor Credit
      7.875%, 06/15/10               $ 4,500   $     4,559
      7.600%, 08/01/05                 6,000         6,056
   General Motors Acceptance
      5.950%, 03/14/03                 1,820         1,778
      5.850%, 01/14/09                 9,630         8,643
   General Motors Acceptance (G)
      7.125%, 06/15/15                10,000         3,225
   Goldman Sachs Group MTN
      7.800%, 01/28/10                 7,000         7,131
      6.250%, 02/01/03                 4,700         4,602
   Heller Financial (A)
      6.508%, 06/25/01                 3,000         3,001
   Heller Financial, Ser I MTN (A)
      6.849%, 04/02/01                 7,000         6,998
   Heller Financial, Ser J MTN (A)
      6.840%, 03/13/02                 5,000         5,000
   Household Finance
      8.000%, 05/09/05                 5,000         5,162
   Household Netherlands
      6.200%, 12/01/03                 4,450         4,333
   John Deere Capital
      6.000%, 02/15/09                 3,100         2,805
   JP Morgan MTN, Ser A
      6.000%, 01/15/09                 1,790         1,647
   JPM Capital Trust II
      7.950%, 02/01/27                   700           647
   Lehman Brothers
      9.875%, 10/15/00                 3,225         3,228
      7.250%, 04/15/03                 5,149         5,174
      6.125%, 02/01/01                 3,325         3,315
   Lehman Brothers Holdings
      8.750%, 05/15/02                 2,405         2,467
      8.750%, 03/15/05                 1,000         1,052
      8.250%, 06/15/07                 1,500         1,553
   Lehman Brothers Holdings,
     Ser F MTN
      7.500%, 09/01/06                 3,025         3,014
   Merrill Lynch
      7.430%, 09/01/22                 1,802         1,763
      6.875%, 11/15/18                 5,200         4,751
   PaineWebber Group
      8.875%, 03/15/05                 1,300         1,384
      6.750%, 02/01/06                   750           732
      6.500%, 11/01/05                 2,775         2,702
      6.450%, 12/01/03                 1,500         1,472
   PaineWebber Group, Ser C MTN
      7.390%, 10/16/17                 5,405         5,060
      7.115%, 01/27/04                 2,000         2,005
   PaineWebber Group, Ser D MTN
      6.930%, 08/15/03                 1,200         1,198
   Principal Financial Group (B)
      8.200%, 08/15/09                 9,000         9,042
   Salomon Smith Barney Holding
      6.750%, 02/15/03                 5,550         5,529
   Transamerica Finance, Ser E MTN
      6.125%, 11/01/01                 5,100         5,055
   Washington Mutual Financial
      8.250%, 06/15/05                 4,700         4,864
   Wharf Capital International
      8.875%, 11/01/04                   975         1,008
   Wharf International Finance
      7.625%, 03/13/07                 1,300         1,230
                                                  --------
                                                   173,619
                                                  --------
FOOD, BEVERAGE & TOBACCO -- 1.5%
   Diageo Capital PLC
      6.625%, 06/24/04                 3,000         2,966
   Earthgrains
      8.500%, 08/01/05                 4,300         4,278
   J Seagram & Sons
      7.600%, 12/15/28                 2,800         2,765
      7.500%, 12/15/18                 2,550         2,496
      6.800%, 12/15/08                 1,600         1,548
      6.400%, 12/15/03                 3,310         3,252
   Nabisco
      7.550%, 06/15/15                 2,000         1,830
   Nabisco (A)
      6.375%, 02/01/35                 5,000         4,669
   Pepsi Bottling Group, Ser B
      7.000%, 03/01/29                 3,950         3,619
   Philip Morris
      7.750%, 01/15/27                 8,490         7,567
   Philip Morris Capital
      7.500%, 07/16/09                 1,400         1,302
   RJ Reynolds Tobacco Holdings, Ser B
      7.750%, 05/15/06                 7,100         6,417
   RJ Reynolds Tobacco, Ser B
      7.875%, 05/15/09                 4,680         4,101
                                                  --------
                                                    46,810
                                                  --------
INDEPENDENT POWER PRODUCER -- 0.2%
   NRG Energy
      7.625%, 02/01/06                 5,750         5,657
      7.500%, 06/15/07                 2,000         1,932
                                                  --------
                                                     7,589
                                                  --------
INSURANCE -- 1.4%
   Allstate
      7.500%, 06/15/13                 1,000           987
   American General
      7.125%, 02/15/04                 3,000         2,989
   Associated P&C Holdings
      6.750%, 07/15/03                 9,205         8,963
   AXA Financial
      9.000%, 12/15/04                 4,250         4,500

--------------------------------------------------------------------------------





--------------------------------------------------------------------------------
                                      FACE         MARKET
DESCRIPTION                       AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
   Conseco
      8.750%, 02/09/04               $ 8,189       $ 5,896
   Hartford Financial Services Group
      7.750%, 06/15/05                 2,000         2,050
   Lincoln National
      9.125%, 10/01/24                 4,200         4,505
   Loew's
      7.625%, 06/01/23                 2,550         2,317
      7.000%, 10/15/23                   850           713
   Safeco Capital Trust
      8.072%, 07/15/37                 3,120         2,648
   USF&G
      7.125%, 06/01/05                 1,000           984
   Zurich Capital Trust I (B)
      8.376%, 06/01/37                 8,700         8,276
                                                   -------
                                                    44,828
                                                   -------
MACHINERY -- 0.2%
   Caterpillar
      7.375%, 03/01/97                 6,100         5,513
                                                   -------
MEDICAL-HMO SERVICES -- 0.2%
   United Healthcare Group
      6.600%, 12/01/03                 6,885         6,658
                                                   -------
MULTI-MEDIA -- 0.9%
   News America
      6.750%, 01/09/38                 1,120         1,030
   News America Holdings
     10.125%, 10/15/12                 2,325         2,523
      8.150%, 10/17/36                 5,500         5,101
      7.900%, 12/01/95                 3,380         3,017
      7.750%, 12/01/45                 2,550         2,238
   Time Warner
      9.125%, 01/15/13                 3,600         4,005
      6.625%, 05/15/29                 3,000         2,546
   Walt Disney MTN
      5.620%, 12/01/08                 7,280         6,406
                                                   -------
                                                    26,866
                                                   -------
NON-HAZARDOUS WASTE DISPOSAL -- 0.3%
   Waste Management
      7.125%, 12/15/17                 9,980         8,558
                                                   -------
OIL DISTRIBUTOR -- 0.2%
   Phillips Petroleum
      9.180%, 09/15/21                 2,800         2,940
   YPF Sociedad Anonima, Ser A MTN
      7.750%, 08/27/07                 5,000         4,750
                                                   -------
                                                     7,690
                                                   -------
PAPER & PAPER PRODUCTS -- 0.5%
   Federal Paper Board
      8.875%, 07/01/12                 1,700         1,800
   Georgia-Pacific
      9.875%, 11/01/21                 4,975         5,241
      9.500%, 12/01/11                 1,500         1,612
   International Paper (B)
      8.125%, 07/08/05                 2,000         2,063
   Pactiv
      8.000%, 04/15/07                 3,000         2,853
      7.950%, 12/15/25                   825           677
   Weyerhaeuser
      7.250%, 07/01/13                 1,875         1,786
                                                   -------
                                                    16,032
                                                   -------
PIPELINES -- 0.5%
   CMS Panhandle Holding Pipeline
      7.000%, 07/15/29                 2,300         1,949
   Dynegy
      7.450%, 07/15/06                 7,150         7,143
   KN Energy
      9.625%, 08/01/21                 1,900         2,104
   Oneok
      7.750%, 08/15/06                 1,000         1,011
   Yosemite Security Trust I (B)
      8.250%, 11/15/04                 4,000         4,055
                                                   -------
                                                    16,262
                                                   -------
RAILROAD TRANSPORTATION SERVICES -- 0.2%
   Consolidated Rail
      7.875%, 05/15/43                   670           631
   CSX
      7.950%, 05/01/27                   600           580
   Union Pacific
      7.125%, 02/01/28                 5,785         5,156
                                                   -------
                                                     6,367
                                                   -------
REAL ESTATE INVESTMENT TRUST -- 0.2%
   Security Capital Group, Ser A MTN
      7.750%, 11/15/03                 4,850         4,802
                                                   -------
REGIONAL AGENCIES -- 0.2%
   Newfoundland
     10.000%, 12/01/20                   850         1,059
   Quebec Province
      7.500%, 09/15/29                 1,769         1,780
   Republic of Korea
      8.875%, 04/15/08                 3,000         3,143
                                                   -------
                                                     5,982
                                                   -------
RETAIL -- 1.3%
   BAA
      7.000%, 01/15/04                 6,825         6,586
   Dillards
      6.875%, 06/01/05                 2,500         1,980
   Dollar General (B)
      8.625%, 06/15/10                 8,000         8,040

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- SEPTEMBER 30, 2000

CORE FIXED INCOME FUND--CONTINUED
--------------------------------------------------------------------------------
                                      FACE        MARKET
DESCRIPTION                       AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   JC Penney
      9.750%, 06/15/21               $ 2,550      $  1,970
      8.250%, 08/15/22                 1,500         1,046
      7.600%, 04/01/07                 3,590         2,921
      6.900%, 08/15/26                 3,000         2,694
   May Department Stores
      9.875%, 06/15/21                 3,550         3,746
   Target
      9.250%, 03/01/06                 3,175         3,182
      8.600%, 01/15/12                   941         1,016
   Wal-Mart Stores
      6.875%, 08/10/09                 6,600         6,518
                                                  --------
                                                    39,699
                                                  --------
SPECIAL PURPOSE ENTITY -- 0.6%
   Air 2 US (B)
      8.627%, 10/01/20                 1,500         1,539
      8.027%, 10/01/19                 3,000         3,047
   Marlin Water Trust/Capital (B)
      7.090%, 12/15/01                 2,500         2,484
   Osprey Trust/Osprey I (B)
      8.310%, 01/15/03                 6,000         6,075
      7.797%, 01/15/03                 4,000         4,000
                                                  --------
                                                    17,145
                                                  --------
STEEL & STEEL WORKS -- 0.1%
   Pohang Iron & Steel
      7.375%, 05/15/05                   585           570
      7.125%, 07/15/04                 1,250         1,217
                                                  --------
                                                     1,787
                                                  --------
TELEPHONE & TELECOMMUNICATION -- 1.4%
   AT&T
      7.125%, 02/15/28                 9,230         8,076
   AT&T Canada (D)
      6.952%, 06/15/08                 4,700         3,831
   Deutsche Telekom
      8.250%, 06/15/30                 5,175         5,317
   Global Crossing
      9.000%, 08/15/21                 1,000           986
   Koninklijke KPN (B)
      8.375%, 10/01/30                 1,970         1,965
   New York Telephone
      9.375%, 07/15/31                 2,900         3,041
   Qwest
      8.875%, 06/01/31                 2,000         2,010
   Sprint Capital MTN (A)
      7.010%, 06/10/02                10,000        10,000
   TCI Communications
      6.375%, 05/01/03                 3,040         2,994
   Telefonica Europe
      8.250%, 09/15/30                 4,400         4,515
                                                  --------
                                                    42,735
                                                  --------
Total Corporate Obligations
   (Cost $846,851)                                 823,083
                                                  --------
ASSET-BACKED SECURITIES -- 7.6%
CREDIT CARDS -- 1.5%
   Banc One Credit Card Master Trust
      7.340%, 10/25/26                   584           587
   Chemical Master Credit Card Trust,
     Ser 1995-2 A
      6.230%, 06/15/03                10,175        10,173
   Citibank Credit Card Issuance
     Trust, Ser 2000-A1, Cl A1
      6.900%, 10/17/07                 8,300         8,286
   Citibank Credit Card Master Trust,
     Ser 1997-6 A PO (G)
      4.436%, 08/15/06                 1,133           870
   Credit Card Merchant Voucher
     Receipt, Ser 1996-A A1
      6.250%, 12/01/03                 3,030         2,993
   Discover Card Master Trust I,
     Ser 1993-3 A
      6.200%, 05/16/06                 6,080         5,985
   MBNA Master Credit Card Trust,
     Ser 1999-M, Cl A
      6.600%, 04/16/07                 5,000         4,975
   Providian Gateway Master Trust,
     Ser 2000-C, Cl A (A)
      6.840%, 03/15/07                10,000        10,000
   Sears Credit Account Master Trust,
     Ser 1995-2 A
      8.100%, 06/15/04                   458           459
   Sears Credit Account Master Trust,
     Ser 1995-3 A
      7.000%, 10/15/04                   567           567
   Sears Credit Account Master Trust,
     Ser 1995-5 A
      6.050%, 01/15/08                 2,135         2,103
                                                  --------
                                                    46,998
                                                  --------
MORTGAGE RELATED SECURITIES -- 6.1%
   Advanta Mortgage Loan Trust,
     Ser 1993-4 A1
      5.500%, 03/25/10                 1,336         1,297
   Asset Securitization, Ser 1996-D2,
     Cl A1
      6.920%, 02/14/29                10,012         9,914
   Capco America Securitization,
     Ser 1998-D7 A1B
      6.260%, 09/15/08                   530           502
   Chase Commercial Mortgage
     Securities, Ser 1997-1 A2
      7.370%, 02/19/07                   107           109
   Chase Commercial Mortgage
     Securities, Ser 1998-2 A1
      6.025%, 08/18/07                 9,603         9,287

--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                                      FACE        MARKET
DESCRIPTION                       AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Cityscape Home Equity Loan Trust,
     Ser 1997-C, Cl A4
      7.000%, 07/25/28               $ 2,288       $ 2,273
   Contimortgage Home Equity Loan,
     Ser 1997-2 A9
      7.090%, 04/15/28                 3,218         3,209
   Contimortgage Home Equity Loan,
     Ser 1997-5 A5
      6.630%, 12/15/20                 2,500         2,468
   Contimortgage Home Equity Loan,
     Ser 1998-1 A6
      6.580%, 12/15/18                 1,015         1,002
   Delta Funding Home Equity Loan,
     Ser 1997-1, Cl A6
      7.210%, 04/25/29                 2,386         2,381
   Delta Funding Home Equity Loan,
     Ser 1997-3 A6F
      6.860%, 10/25/28                 4,000         3,949
   Delta Funding Home Equity Loan,
     Ser 1997-4 A5F
      6.670%, 01/25/28                 5,500         5,395
   Delta Funding Home Equity Loan,
     Ser 1999-3 A1A
      5.869%, 09/15/29                16,051        16,108
   Deutsche Mortgage & Asset
     Receiving, Ser 1998-C1 A1
      6.220%, 09/15/07                 1,738         1,696
   Donaldson, Lufkin & Jenrette
     Commercial Mortgage,
     Ser 1998-CF2 A1A
      5.880%, 11/12/31                 5,493         5,262
   Enterprise Mortgage Acceptance,
     Ser 1999-1, IO (F)
      1.240%, 10/12/23                 1,541            97
   Equivantage Home Equity Loan
     Trust, Ser 1997-2 A3
      7.275%, 07/25/28                 1,990         1,988
   FFCA Secured Lending,
     Ser 1997-1, IO (F)
      1.083%, 07/18/15                20,851           805
   FFCA Secured Lending,
     Ser 1999-1A, Cl IO (A)
      1.790%, 11/18/11                23,897         1,673
   First Union-Lehman Brothers,
     1997-C2, IO
      1.530%, 11/18/27                 4,419           314
   Fund America Investors,
     Ser 1993-A A2
      7.578%, 06/25/23                 2,858         2,862
   GE Capital Mortgage Services,
     Ser 1994-7 A15
      5.000%, 02/25/09                 1,170         1,022
   GE Capital Mortgage Services,
     Ser 1997-HE3, Cl A6
      6.720%, 10/25/27                 7,400         7,312
   GMAC Commercial Mortgage
     Securities, Ser 1998-C2 X IO
      0.823%, 08/15/23                25,472           924
   GMAC Commercial Mortgage
     Securities, Ser 1999-FL1 A
      6.981%, 10/15/09                11,114        11,116
   Government Loan Trust, Ser 1-B
      8.500%, 04/01/06                 5,941         6,357
   Green Tree Financial,
     Ser 1994-2, Cl A4
      7.900%, 05/15/19                 1,612         1,628
   Green Tree Home Equity Loan Trust,
     Ser 1997-B A6
      7.120%, 04/15/27                   963           964
   GS Mortgage Securities,
     Ser 1998-1 A
      8.000%, 08/19/19                 1,073         1,115
   GS Mortgage Securities,
     Ser 1998-2 A
      7.750%, 05/19/27                 1,032         1,038
   GS Mortgage Securities,
     Ser 1998-GLII, Cl A2
      6.562%, 04/13/31                 4,100         3,913
   GS Mortgage Securities,
     Ser 1999-3 A
      8.000%, 08/20/22                 3,884         3,947
   IMC Home Equity Loan Trust,
     Ser 1997-5, Cl A10
      6.880%, 11/20/28                 3,850         3,809
   IMC Home Equity Loan Trust,
     Ser 1998-1, Cl A6
      6.520%, 06/20/29                 2,250         2,189
   IMC Home Equity Loan Trust,
     Ser 1998-3 A8
      6.340%, 08/20/29                 8,500         8,245
   IMPAC Commercial Holdings,
     Ser 1998-C1 A1A
      6.060%, 10/20/07                 3,913         3,805
   JP Morgan Commercial Mortgage,
     Ser 1997-C5 X
      1.610%, 09/15/29                11,434           775
   LB Commercial Conduit Mortgage
     Trust, Ser 1998-C4, Cl A1A
      5.870%, 08/15/06                 3,724         3,598
   Merrill Lynch Mortgage Investors,
     Ser 1996-C2 A3
      6.960%, 11/21/28                 7,940         7,872
   Money Store Home Equity Trust,
     Ser 1997-B, Cl A8
      6.900%, 07/15/38                 2,707         2,678

SCHEDULE OF INVESTMENTS/STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- SEPTEMBER 30, 2000

CORE FIXED INCOME FUND--CONCLUDED
--------------------------------------------------------------------------------
                                      FACE        MARKET
DESCRIPTION                       AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Money Store Home Equity Trust,
     Ser 1997-D, Cl AF7
      6.485%, 12/15/38               $ 2,265    $    2,210
   Morgan Stanley Capital I,
     Ser 1998-CF1 X IO
      1.133%, 12/15/12                 8,440           362
   New South Home Equity Trust,
     Ser 1999-1 A6 IO
      8.000%, 05/25/30                 3,000           134
   Nomura Asset Securities,
     Ser 1996-MD5 A1B
      7.120%, 04/13/36                 5,100         5,103
   PP&L Transition Bond LLC,
     Ser 1999-1 A1
      6.080%, 03/25/03                 4,480         4,463
   Residential Funding Mortgage
     Securities, Ser 2000-HI1 AI7
      8.290%, 02/25/25                13,038        13,471
   Resolution Trust, Ser 1994-1 M3
      7.720%, 09/25/29                 1,900         1,891
   Saxon Asset Securities,
      Ser 1, Cl AF6
      6.350%, 02/25/29                 8,543         8,158
   TMS SBA Loan Trust 1999-1 A
      7.178%, 07/15/25                 1,926         1,926
   UCFC Home Equity Loan,
     Ser 1995-B1 A5
      7.250%, 12/10/20                 2,450         2,450
   Union Planters Mortgage Finance,
     Ser 1998-1 A1
      6.350%, 01/25/28                   572           567
   Westvaco
      8.400%, 06/01/07                 4,300         4,472
                                                ----------
                                                   190,105
                                                ----------
Total Asset-Backed Securities
   (Cost $240,623)                                 237,103
                                                ----------
MUNICIPAL BONDS -- 0.1%
   Los Angeles County, California
     Taxable Pension Obligation,
     Ser D, RB, MBIA (G)
      7.725%, 06/30/10                 3,850         1,911
                                                ----------
Total Municipal Bonds
   (Cost $1,839)                                     1,911
                                                ----------
COMMERCIAL PAPER -- 0.3%
   TRW
      7.203%, 03/25/02                 9,000         8,989
                                                ----------
Total Commercial Paper
   (Cost $8,997)                                     8,989
                                                ----------
OPTIONS -- 0.0%
   October 2000 Euro$ Future Put         302             9
   October 2000 Ten Year Note
     Future Call                          71             1
   October 2000 US Long Bond
     Future Call                         272           119
   November 2000 US Long Bond
     Future Put                          272           391
   December 2000 Put                     121            57
   March 2001 Euro$ Future Put           576           259
   March 2001 Euro$ Future Put           339            30
                                                ----------
Total Options
   (Cost $1,185)                                       866
                                                ----------
REPURCHASE AGREEMENT -- 7.8%
   JP Morgan
     6.600%,  dated 09/29/00,  matures
     10/02/00, repurchase price
     $242,473,867 (collateralized by
     GNMA and FHLMC obligations,
     total par value $305,928,953,
     6.000%-7.500%, 08/15/24-
     01/20/30, total market
     value: $247,362,701)            242,341       242,341
                                                ----------
Total Repurchase Agreement
   (Cost $242,341)                                 242,341
                                                ----------
Total Investments -- 104.1%
   (Cost $3,246,751)                            $3,240,149
                                                ==========
WRITTEN OPTIONS -- 0.0%
   October 2000 US Long Bond
     Future Call                        (122)           (6)
   November 2000 US Long Bond
     Future Call                        (498)         (148)
   November 2000 US Long Bond
     Future Put                         (272)         (442)
   November 2000 Five Year Note
     Future Call                        (141)         (117)
   November 2000 Ten Year Note
     Future Put                          (56)           (5)
   November 2000 Ten Year Note
     Future Put                         (168)          (63)
   December 2000 Ten Year Note
     Future Call                        (338)          (79)
   December 2000 US Long Bond
     Future Put                         (301)          (42)
   December 2000 US Long Bond
     Future Put                         (340)         (213)
   December 2000 US Long Bond
     Future Put                         (168)         (163)
   December 2000 US Long Bond
     Future Put                         (109)           (7)
   January 2001 US Long Bond
     Future Call                        (969)         (242)
   February 2001 US Long Bond
     Future Put                         (112)          (75)
                                                ----------
Total Written Options
   (Cost $(2,250))                              $   (1,602)
                                                ==========

--------------------------------------------------------------------------------




--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
(A) VARIABLE RATE SECURITY -- THE RATE REPORTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT AS OF SEPTEMBER 30, 2000.
(B) SECURITY SOLD WITHIN THE TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 144A OF THE SECURITIES ACT OF 1933, AS AMENDED, AND MAY BE SOLD ONLY TO DEALERS IN THAT PROGRAM OR OTHER "ACCREDITED INVESTORS". THESE SECURITIES HAVE BEEN DETERMINED TO BE LIQUID UNDER GUIDLINES ESTABLISHED BY THE BOARD OF DIRECTORS.
(C)   SECURITIES HAVE BEEN PLEDGED AS COLLATERAL ON OPEN FUTURES CONTRACTS.
(D) STEP BOND -- THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE EFFECTIVE YIELD ON SEPTEMBER 30, 2000. THE COUPON ON A STEP BOND CHANGES ON A SPECIFIC DATE.
(E)   U.S. TREASURY INFLATION INDEX SECURITY
(F)   RESTRICTED SECURITY, NOT READILY MARKETABLE (SEE NOTE 2).
(G)   ZERO-COUPON SECURITY. RATE SHOWN IS THE EFFECTIVE YIELD AT THE DATE
      OF PURCHASE.
CL -- CLASS
CMO -- COLLATERALIZED MORTGAGE OBLIGATION
FFCA -- FEDERAL FARM CREDIT ASSOCIATION
FHLB -- FEDERAL HOME LOAN BANK
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
GNMA -- GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
IO -- INTEREST ONLY SECURITY
LLC -- LIMITED LIABILITY COMPANY
MBIA -- MUNICIPAL BOND INSURANCE ASSOCIATION
MTN -- MEDIUM TERM NOTE
PLC -- PUBLIC LIMITED COMPANY
PO -- PRINCIPAL ONLY SECURITY
RB -- REVENUE BOND
REMIC -- REAL ESTATE MORTGAGE INVESTMENT CONDUIT
SER -- SERIES
STRIPS -- SEPARATE TRADING OF REGISTERED INTEREST AND PRINCIPAL OF SECURITIES TBA -- TO BE ANNOUNCED
TVA -- TENNESSEE VALLEY AUTHORITY
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

HIGH YIELD BOND FUND

--------------------------------------------------------------------------------
                                      FACE        MARKET
DESCRIPTION                       AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATION -- 3.8%
   FHLB Discount Note
      6.203%, 10/02/00               $28,901      $ 28,896
                                                  --------
Total U.S. Government Mortgage-
   Backed Obligation
   (Cost $28,896)                                   28,896
                                                  --------
CORPORATE OBLIGATIONS -- 88.9%
AIR TRANSPORTATION -- 0.3%
   Atlas Air
      9.375%, 11/15/06                 1,250         1,248
   Kitty Hawk (C)
      9.950%, 11/15/04                   250           144
   Pegasus Shipping Hellas, Ser A (C)
     11.875%, 11/15/04                   600           204
   Trans World Airlines
     11.375%, 03/01/06                   900           361
                                                  --------
                                                     1,957
                                                  --------
APPAREL/TEXTILES -- 0.5%
   Collins & Aikman Floorcove,
     Ser B (B)
     10.000%, 01/15/07                 1,200         1,170
   Flooring America, Ser B (C)
      9.250%, 10/15/07                   296            44
   Galey & Lord
      9.125%, 03/01/08                 1,250           794
   HCI Direct
     13.750%, 08/01/02                   700           602
   Phillips Van-Heusen
      9.500%, 05/01/08                 1,000           940
   Pillowtex
     10.000%, 11/15/06                   500            85
   Tropical Sportswear International,
     Ser A
     11.000%, 06/15/08                   500           470
                                                  --------
                                                     4,105
                                                  --------
AUTOMOTIVE -- 1.9%
   Advance Stores, Ser B
     10.250%, 04/15/08                 2,350         1,833
   Aetna Industries
     11.875%, 10/01/06                 1,000           720
   American Axle & Manufacturing
      9.750%, 03/01/09                   500           485
   Breed Technologies (C)
      9.250%, 04/15/08                 1,000             7
   Collins & Aikman
     11.500%, 04/15/06                 1,700         1,632
   Delco Remy International
     10.625%, 08/01/06                 1,500         1,470

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- SEPTEMBER 30, 2000

HIGH YIELD BOND FUND--CONTINUED
--------------------------------------------------------------------------------
                                      FACE        MARKET
DESCRIPTION                       AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Diamond Triumph Auto
      9.250%, 04/01/08               $ 1,000       $   842
   Dura Operating, Ser B
      9.000%, 05/01/09                   750           641
   Hayes Lemmerz International
     11.000%, 07/15/06                   500           477
   Hayes Lemmerz International, Ser B
      9.125%, 07/15/07                   600           514
      8.250%, 12/15/08                   600           486
   JL French Auto Casting, Ser B
     11.500%, 06/01/09                 1,000           740
   LDM Technologies
     10.750%, 01/15/07                   500           335
   Motor Coach Industries International
     11.250%, 05/01/09                 3,500         2,555
   Pep Boys MTN, Ser A
      6.710%, 11/03/04                 1,500           979
   Stanadyne Automotive, Ser B
     10.250%, 12/15/07                   500           422
   Titan Wheel International
      8.750%, 04/01/07                   500           325
                                                   -------
                                                    14,463
                                                   -------
BROADCASTING, TELEVISION & RADIO -- 12.7%
   Ackerley Group, Ser B
      9.000%, 01/15/09                 1,600         1,508
   ACME Television (B)
     24.130%, 09/30/04                   500           475
   Adelphia Communications
     10.875%, 10/01/10                 3,000         2,940
      8.875%, 01/15/07                   650           591
      7.875%, 05/01/09                   500           418
   Adelphia Communications, Ser B
     10.500%, 07/15/04                   500           501
      8.375%, 02/01/08                 2,050         1,773
   Adelphia Communications, Ser B (E)
      8.553%, 01/15/08                 1,850           749
   Allbritton Communications, Ser B
      9.750%, 11/30/07                   800           782
   Australis Media (B) (F)
      9.722%, 05/15/03                   400             4
   Big City Radio (B)
     30.910%, 03/15/05                 1,700           918
   Cable Satisfaction International
     12.750%, 03/01/10                 2,000         1,720
   Calahan Nordrhein-Westfalen (A)
     14.000%, 07/15/10                 2,950         2,935
   Charter Communications Holdings
     10.250%, 01/15/10                 1,750         1,713
   Charter Communications
     Holdings LLC
      8.625%, 04/01/09                 1,500         1,346
   Charter Communications
     Holdings LLC (B)
     12.270%, 04/01/11                 1,600           936
   Citadel Broadcasting
      9.250%, 11/15/08                 1,850         1,841
   Classic Cable
     10.500%, 03/01/10                 1,400         1,197
   Clear Channel Communications
      9.250%, 07/01/07                 1,250         1,339
      8.000%, 11/01/08                   500           505
   Clear Channel Communications (B)
      8.030%, 02/01/09                 1,000           954
   Coaxial Communication LLC
     10.000%, 08/15/06                 2,000         1,960
   Coaxial Communication LLC (B)
     12.510%, 08/15/08                 1,600         1,136
   Comcast
     10.500%, 06/15/06                   700           790
      9.625%, 03/15/02                   350           360
      9.125%, 10/15/06                   600           628
      8.875%, 04/01/07                   350           367
      8.250%, 02/15/08                   650           652
   CSC Holdings
      9.875%, 02/15/13                   650           665
      9.250%, 11/01/05                   250           252
   CSC Holdings, Ser B
      8.125%, 07/15/09                 1,400         1,391
      8.125%, 08/15/09                   750           745
   Cumulus Media
     10.375%, 07/01/08                 1,450         1,232
   Details, Ser B
     10.000%, 11/15/05                   500           490
   Diamond Cable
     Communications PLC (B)
     27.200%, 09/30/04                   300           313
     13.940%, 02/15/07                 1,450         1,087
     12.730%, 12/15/05                 1,050           987
   Diamond Holdings PLC
      9.125%, 02/01/08                 1,000           910
   Echostar DBS
      9.375%, 02/01/09                 2,500         2,450
   Ekable Hessen (A)
     14.500%, 09/01/10                 4,000         4,000
   Emmis Communications, Ser B
      8.125%, 03/15/09                 1,200         1,140
   Frontiervision Holdings (B)
     12.350%, 09/15/07                   600           522
   Frontiervision Holdings, Ser B (B)
     12.330%, 09/15/07                   700           609
   Fundy Cable
     11.000%, 11/15/05                   500           530
   Golden Sky Systems, Ser B
     12.375%, 08/01/06                   400           436
   Granite Broadcasting
      9.375%, 12/01/05                 1,000           750
      8.875%, 05/15/08                   500           350

--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                                      FACE        MARKET
DESCRIPTION                       AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Gray Communications System
     10.625%, 10/01/06                $  700       $   698
   James Cable Partnership LP, Ser B
     10.750%, 08/15/04                 1,500         1,275
   Lamar Media
      9.625%, 12/01/06                   450           461
   Lin Holdings (B)
     11.140%, 03/01/08                   500           364
   Mediacom Capital LLC
      7.875%, 02/15/11                 5,250         4,620
   Muzak Holdings LLC (B)
     14.860%, 03/15/10                   500           280
   Northland Cable Television
     10.250%, 11/15/07                 1,200           936
   NTL, Ser B
     10.000%, 02/15/07                   400           366
   Olympus LP, Ser B
     10.625%, 11/15/06                 2,000         1,990
   Pegasus Communications, Ser B
     12.500%, 08/01/07                   500           535
      9.750%, 12/01/06                   500           486
      9.625%, 10/15/05                   550           535
   Price Communications Wireless, Ser B
      9.125%, 12/15/06                 1,500         1,515
   Production Resources Group
     11.500%, 01/15/08                   500           150
   Renaissance Media Group (B)
     11.630%, 04/15/08                 1,000           700
   Rogers Cablesystems
     10.000%, 12/01/07                   450           470
   Rogers Communications
      9.125%, 01/15/06                   400           400
      8.875%, 07/15/07                   650           651
   Salem Communications, Ser B
      9.500%, 10/01/07                 1,875         1,837
   Sinclair Broadcast Group
     10.000%, 09/30/05                   800           792
      9.000%, 07/15/07                 4,250         4,016
   STC Broadcasting
     11.000%, 03/15/07                 2,000         1,970
   Sun Media
      9.500%, 05/15/07                   325           327
   Susquehanna Media
      8.500%, 05/15/09                 1,350         1,316
   Telewest Communication (B)
     13.420%, 04/15/09                 1,650           883
   Telewest Communications PLC
     11.250%, 11/01/08                   500           485
      9.625%, 10/01/06                   750           690
   Telewest Communications PLC (A)
      9.875%, 02/01/10                   500           457
   Telewest Communications PLC (B)
     11.960%, 10/01/07                 2,000         1,915
   Time Warner (A)
      9.750%, 07/15/08                 1,350         1,228
   Tri-State Outdoor Media
     11.000%, 05/15/08                 1,450         1,254
   United Globalcom, Ser B (B)
     13.040%, 02/15/08                 2,000         1,370
   United Pan-Europe Communication,
     Ser B (B)
     16.260%, 08/01/09                   350           165
   United Pan-Europe
     Communications, Ser B
     11.500%, 02/01/10                 1,000           867
     11.250%, 02/01/10                 4,000         3,500
     10.875%, 08/01/09                 1,000           850
   Viacom
      9.000%, 02/01/06                   500           514
   Williams Communications (A)
     11.700%, 08/01/08                 1,000           955
   XM Satellite Radio (A)
     14.000%, 03/15/10                 1,200           840
   Young Broadcasting
     11.750%, 11/15/04                 2,500         2,569
   Young Broadcasting, Ser B
      9.000%, 01/15/06                   150           144
      8.750%, 06/15/07                 1,400         1,323
                                                   -------
                                                    96,596
                                                   -------
BUILDING & CONSTRUCTION -- 1.4%
   AAF-McQuay
      8.875%, 02/15/03                   835           739
   Amtrol
     10.625%, 12/31/06                   400           353
   Brand Scaffold Services
     10.250%, 02/15/08                 1,650         1,485
   California Steel Industry, Ser B
      8.500%, 04/01/09                   500           455
   Dayton Superior
     13.000%, 06/15/09                 1,500         1,515
   Formica, Ser B
     10.875%, 03/01/09                 1,000           500
   International Utility Structures
     10.750%, 02/01/08                 1,300           936
   MMI Products
     11.250%, 04/15/07                 1,000           977
   Morris Materials Handling (C)
      9.500%, 04/01/08                   400            24
   Oglebay Norton
     10.000%, 02/01/09                 1,000           925
   Republic Group
      9.500%, 07/15/08                   700           701
   Ryland Group
      9.750%, 09/01/10                 1,000           995
   Standard Pacific
      9.500%, 09/15/10                 1,250         1,241

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- SEPTEMBER 30, 2000

HIGH YIELD BOND FUND--CONTINUED
--------------------------------------------------------------------------------
                                      FACE        MARKET
DESCRIPTION                       AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Waxman Industries (C)
     12.750%, 06/01/04                $  600       $   150
                                                   -------
                                                    10,996
                                                   -------
CHEMICALS -- 3.5%
   Avecia Group PLC
     11.000%, 07/01/09                 6,250         6,156
   Borden Chemicals & Plastics
      9.500%, 05/01/05                 1,100           748
   Georgia Gulf
     10.375%, 11/01/07                   800           804
   Huntsman (A)
      9.500%, 07/01/07                 1,650         1,320
   Huntsman ICI Chemicals
     10.125%, 07/01/09                 6,200         6,084
   Huntsman ICI Chemicals (E)
     13.069%, 12/31/09                 2,100           672
   Huntsman Polymers
     11.750%, 12/01/04                   250           252
   ISP Holdings
      9.000%, 10/15/03                   500           440
   LaRoche Industries, Ser B (C)
      9.500%, 09/15/07                 2,000           180
   LLS
     11.625%, 08/01/09                 1,000           930
   Lyondell Chemical
     10.875%, 05/01/09                 1,900         1,841
   Lyondell Chemical, Ser B
      9.875%, 05/01/07                 3,400         3,319
   NL Industries
     11.750%, 10/15/03                   350           353
   Octel Developments
     10.000%, 05/01/06                   950           893
   Philipp Brothers Chemical
      9.875%, 06/01/08                 1,200           888
   Sterling Chemical, Ser B
     12.375%, 07/15/06                   500           505
   Sterling Chemicals
     11.750%, 08/15/06                 1,000           700
   Sterling Chemicals Holdings (B)
     30.800%, 08/15/08                 1,000           330
   Texas Petrochemical, Ser B
     11.125%, 07/01/06                   450           373
                                                   -------
                                                    26,788
                                                   -------
COMMERCIAL SERVICES -- 1.0%
   Coinstar (B)
     13.000%, 10/01/06                 1,000         1,015
   Iron Mountain
      8.250%, 07/01/11                   750           690
   Iron Mountain (A)
      9.125%, 07/15/07                   450           439
   IT Group
     11.250%, 04/01/09                 1,000           875
   La Petite Acadamy, Ser B
     10.000%, 05/15/08                 1,190           750
   Mail-Well, Ser B
      8.750%, 12/15/08                   500           435
   Protection One Alarm Monitor (A)
      8.125%, 01/15/09                   350           192
   Trico Marine Service, Ser G
      8.500%, 08/01/05                 1,800         1,723
   URS, Ser B
     12.250%, 05/01/09                   900           922
   Worldwide Flight Service, Ser B
     12.250%, 08/15/07                   800           452
                                                   -------
                                                     7,493
                                                   -------
COMMUNICATIONS -- 1.7%
   Allegiance Telecom, Ser B (B)
     13.940%, 02/15/08                 1,100           737
   Covad Communications Group
     12.500%, 02/15/09                   800           612
   Exodus Communications
     11.250%, 07/01/08                 1,200         1,191
     10.750%, 12/15/09                 2,150         2,085
   Global Crossing Holdings
      9.125%, 11/15/06                 4,200         4,158
   Nextel International (A)
     12.750%, 08/01/10                 1,800         1,764
   PTC International Finance II
     11.250%, 12/01/09                 1,000           985
   Voicestream Wire  (B)
      9.580%, 11/15/09                 1,750         1,260
                                                   -------
                                                    12,792
                                                   -------
COMPUTERS & SERVICES -- 1.4%
   Diva Systems, Ser B (B)
     21.260%, 03/01/08                 3,757         1,691
   Earthwatch (B)
     18.370%, 07/15/07                 2,250         1,350
   Exodus Communications (A)
     11.625%, 07/15/10                 3,000         3,007
   Psinet
     11.500%, 11/01/08                   350           234
     11.000%, 08/01/09                 1,000           650
   Psinet, Ser B
     10.000%, 02/15/05                   950           617
   Rhythms Netconnections
     12.750%, 04/15/09                 2,300         1,495
   Rhythms Netconnections, Ser B (B)
     13.914%, 05/15/08                 1,700           646
   Unisys
     11.750%, 10/15/04                   500           528
      7.875%, 04/01/08                   650           596
                                                   -------
                                                    10,814
                                                   -------

--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                                      FACE        MARKET
DESCRIPTION                       AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
CONTAINERS & PACKAGING -- 0.7%
   Ball
      8.250%, 08/01/08                $  700       $   678
   BWAY, Ser B
     10.250%, 04/15/07                   800           790
   Consolidated Container Capital
     10.125%, 07/15/09                 1,000         1,001
   Consumers Packaging
      9.750%, 02/01/07                   750           165
   Crown Packaging (B)
     37.200%, 08/01/06                   775            21
   Graham Packaging, Ser B
      8.750%, 01/15/08                   400           344
   Huntsman Packaging
     13.000%, 06/01/10                 1,300         1,163
   Packaged Ice, Ser B
      9.750%, 02/01/05                 1,000           870
   SF Holdings Group, Ser B (B)
     18.640%, 03/15/08                 1,000           520
                                                   -------
                                                     5,552
                                                   -------
DIVERSIFIED OPERATIONS -- 2.5%
   Amscan Holdings
      9.875%, 12/15/07                   400           324
   Buhrmann US
     12.250%, 11/01/09                 2,000         2,070
   Elgar Holdings
      9.875%, 02/01/08                 1,000           570
   Jordan Industries, Ser B
     10.375%, 08/01/07                 1,200         1,128
   Jordan Industries, Ser D
     10.375%, 08/01/07                 1,025           963
   Kansas City Southern (A)
      9.500%, 10/01/08                 2,500         2,519
   Knology Holdings (B)
     19.390%, 10/15/07                 6,100         3,111
   Lodestar Holdings
     11.500%, 05/15/05                   750           120
   Maxxam Group Holdings, Ser B
     12.000%, 08/01/03                   400           369
   SCG Holding
     12.000%, 08/01/09                 4,623         4,854
   Tekni-Plex (A)
     12.750%, 06/15/10                   850           837
   Werner Holdings, Ser A
     10.000%, 11/15/07                 1,750         1,680
   Western Federal Notes (H)
     15.500%, 09/30/99                   500           150
                                                   -------
                                                    18,695
                                                   -------
DRUGS -- 0.7%
   Dade International, Ser B
     11.125%, 05/01/06                   500           130
   ICN Pharmaceuticals (A)
      8.750%, 11/15/08                 1,270         1,267
   ICN Pharmaceuticals, Ser B
      9.250%, 08/15/05                 1,150         1,133
   NBTY, Ser B
      8.625%, 09/15/07                 1,800         1,539
   Twin Laboratories
     10.250%, 05/15/06                 1,675         1,591
                                                   -------
                                                     5,660
                                                   -------
ELECTRICAL SERVICES -- 2.3%
   Aavid Thermal Technology
     12.750%, 02/01/07                   500           470
   AES
      9.375%, 09/15/10                 2,400         2,436
      8.500%, 11/01/07                   800           764
      8.000%, 12/31/08                   500           465
   Ampex, Ser B
     12.000%, 03/15/03                 1,000           750
   CMS Energy
      7.500%, 01/15/09                 1,800         1,613
   CMS Energy, Ser B
      6.750%, 01/15/04                   800           751
   Cogentrix Energy
      8.750%, 10/15/08                 1,250         1,253
   Communications Instrument, Ser B
     10.000%, 09/15/04                   500           440
   Condor Systems (A)
     11.875%, 05/01/09                 1,250           856
   Flextronics International (A)
      9.875%, 07/01/10                 1,000         1,027
   Integrated Electrical Services, Ser B
      9.375%, 02/01/09                 2,500         2,256
   Muzak LLC
      9.875%, 03/15/09                 1,000           885
   Niagra Mohawk Power, Ser G
      7.750%, 10/01/08                   800           805
   Viasystems
      9.750%, 06/01/07                 1,000           942
   Wesco Distribution, Ser B
      9.125%, 06/01/08                 1,750         1,632
                                                   -------
                                                    17,345
                                                   -------
ENTERTAINMENT -- 8.7%
   Alliance Atlantis Communications
     13.000%, 12/15/09                 1,750         1,811
   AMC Entertainment
      9.500%, 03/15/09                 1,000           460
      9.500%, 02/01/11                 1,000           460
   AMF Bowling Worldwide,
     Ser B (B) (C)
     63.41%, 03/15/06                    306            63
   AMF Bowling Worldwide,

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- SEPTEMBER 30, 2000

HIGH YIELD BOND FUND--CONTINUED
--------------------------------------------------------------------------------
                                      FACE        MARKET
DESCRIPTION                       AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Ser B (C)
     10.875%, 03/15/06                $  700        $  150
   Argosy Gaming
     10.750%, 06/01/09                 5,975         6,251
   Autotote (A)
     12.500%, 08/15/10                 1,500         1,522
   Aztar
      8.875%, 05/15/07                 1,900         1,843
   Bally Total Fitness Holding, Ser D
      9.875%, 10/15/07                   400           380
   Booth Creek Ski Holdings, Ser B
     12.500%, 03/15/07                 1,000           752
   Boyd Gaming
      9.500%, 07/15/07                 1,250         1,169
   Boyds Collection, Ser B
      9.000%, 05/15/08                 1,978         1,889
   Cinemark USA, Ser B
      9.625%, 08/01/08                   100            47
      8.500%, 08/01/08                   500           215
   Cinemark USA, Ser D
      9.625%, 08/01/08                   500           235
   Eldorado Resorts
     10.500%, 08/15/06                 1,000           990
   Fitzgeralds Gaming, Ser B (C)
     12.250%, 12/15/04                 1,400           700
   Hard Rock Hotel, Ser B
      9.250%, 04/01/05                 2,250         2,104
   Horseshoe Gaming Holdings, Ser B
      8.625%, 05/15/09                 1,000           980
   Horseshoe Gaming LLC, Ser B
      9.375%, 06/15/07                 1,100         1,097
   Imax
      7.875%, 12/01/05                 1,750         1,592
   Isle of Capri Casinos
      8.750%, 04/15/09                 1,600         1,488
   KSL Recreation Group, Ser B
     10.250%, 05/01/07                 1,000           980
   Loews Cineplex Entertainment
      8.875%, 08/01/08                 1,000           380
   Louisiana Casino Cruises, Ser B
     11.000%, 12/01/05                 1,000         1,070
   Mandalay Resort Group
      9.250%, 12/01/05                 1,600         1,584
   Mandalay Resort Group (A)
     10.250%, 08/01/07                 5,000         5,156
      9.500%, 08/01/08                 1,000         1,020
   MGM Mirage
      9.750%, 06/01/07                 2,000         2,070
      8.500%, 09/15/10                 1,725         1,727
   Mohegan Tribal Gaming
      8.750%, 01/01/09                 1,800         1,782
   Park Place Entertainment
      9.375%, 02/15/07                   850           863
      8.875%, 09/15/08                 5,000         4,950
      7.875%, 12/15/05                 1,000           964
   Pinnacle Entertainment, Ser B
      9.500%, 08/01/07                 3,225         3,330
      9.250%, 02/15/07                 1,000         1,032
   Regal Cinemas
      9.500%, 06/01/08                   900           108
      8.875%, 12/15/10                   450            54
   Riviera Black Hawk
     13.000%, 05/01/05                   700           717
   Silver Cinemas (C)
     10.500%, 04/15/05                   800            80
   Six Flags
      9.750%, 01/15/07                   500           492
      9.750%, 06/15/07                 1,050           982
      9.250%, 04/01/06                   500           466
   Station Casinos
     10.125%, 03/15/06                 3,450         3,450
   Town Sports International, Ser B
      9.750%, 10/15/04                 3,500         3,412
   Vail Resorts
      8.750%, 05/15/09                 1,100         1,045
   Waterford Gaming LLC (A)
      9.500%, 03/15/10                 1,053         1,032
   Windsor Woodmount Black Hawk
     13.000%, 03/15/06                 1,000           980
   Yanknets LLC (A)
     12.750%, 03/01/07                   750           739
                                                   -------
                                                    66,663
                                                   -------
ENVIRONMENTAL SERVICES -- 0.8%
   Allied Waste North America, Ser B
     10.000%, 08/01/09                 5,000         4,362
      7.875%, 01/01/09                 1,300         1,134
   Waste Systems International (A)
      7.000%, 05/13/05                   800           400
   Waste Systems International, Ser B
     11.500%, 01/15/06                   550           357
                                                   -------
                                                     6,253
                                                   -------
FINANCIAL SERVICES -- 0.5%
   Homeside, Ser B
     11.250%, 05/15/03                   325           349
   Labrache
     12.000%, 03/02/07                 1,000         1,070
   Lodgian Financing
     12.250%, 07/15/09                   900           765
   Madison River Financial
     13.250%, 03/01/10                   600           480
   Sovereign Bancorp
     10.500%, 11/15/06                 1,000         1,017
                                                   -------
                                                     3,681
                                                   -------

--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                                      FACE        MARKET
DESCRIPTION                       AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
FOOD, BEVERAGE & TOBACCO -- 2.0%
   Agrilink Foods
     11.875%, 11/01/08               $ 2,000       $ 1,480
   Archibald Candy
     10.250%, 07/01/04                 1,200           666
   Aurora Foods, Ser B
      9.875%, 02/15/07                 1,050           829
      8.750%, 07/01/08                   850           650
   Avado Brands
     11.750%, 06/15/09                 1,225           628
   B&G Foods
      9.625%, 08/01/07                 1,500         1,080
   Carrols
      9.500%, 12/01/08                 1,000           860
   Conagra
     10.375%, 11/01/06                   750           802
   Eagle Family Foods, Ser B
      8.750%, 01/15/08                 1,300           702
   Fleming, Ser B
     10.500%, 12/01/04                   670           586
   Keebler
     10.750%, 07/01/06                   600           635
   Luigino's
     10.000%, 02/01/06                 1,200           948
   Mrs. Fields Holdings (B)
     25.590%, 12/01/05                   800           360
   Mrs. Fields Original, Ser B
     10.125%, 12/01/04                   760           661
   National Wine & Spirits
     10.125%, 01/15/09                 1,550         1,472
   New World Pasta
      9.250%, 02/15/09                 1,000           590
   Premier International Food
     12.000%, 09/01/09                 1,800         1,503
   Pueblo Xtra International
      9.500%, 08/01/03                 1,000           470
   Vlasic Foods International, Ser B
     10.250%, 07/01/09                 1,250           650
                                                   -------
                                                    15,572
                                                   -------
FORESTRY -- 0.1%
   Tembec Industries (A)
      8.625%, 06/30/09                   920           897
                                                   -------
GARDEN PRODUCTS -- 0.3%
   Color Spot Nurseries
     10.500%, 12/15/07                 1,300           455
   Scotts (A)
      8.625%, 01/15/09                 1,800         1,764
                                                   -------
                                                     2,219
                                                   -------
GAS/NATURAL GAS -- 0.2%
   Western Gas Resources
     10.000%, 06/15/09                 1,450         1,515
                                                   -------
HOTELS & LODGING -- 3.7%
   American Skiing, Ser B
     12.000%, 07/15/06                   450           369
   Ameristar Casino, Ser B
     10.500%, 08/01/04                 1,750         1,759
   Boca Resorts
      9.875%, 04/15/09                   900           868
   Coast Hotels & Casinos
      9.500%, 04/01/09                 1,500         1,481
   Harrahs Operating (A)
      7.875%, 12/15/05                 1,000           962
   Harvey Casinos Resorts
     10.625%, 06/01/06                 2,650         2,756
   HMH Properties, Ser A
      7.875%, 08/01/05                   550           518
   HMH Properties, Ser B
      7.875%, 08/01/08                 1,250         1,150
   HMH Properties, Ser C
      8.450%, 12/01/08                   500           475
   Hollywood Casino
     11.250%, 05/01/07                 3,500         3,631
   Hollywood Casino Shreveport
     13.000%, 08/01/06                 1,600         1,712
   John Q. Hammons Hotels
      8.875%, 02/15/04                   500           475
   Majestic Star Casino, Ser B
     10.875%, 07/01/06                 1,300         1,144
   Peninsula Gaming, Ser B
     12.250%, 07/01/06                 1,000           982
   Prime Hospitality
      9.250%, 01/15/06                   600           600
   Prime Hospitality, Ser B
      9.750%, 04/01/07                   450           448
   Santa Fe Hotel
     11.000%, 12/15/00                 1,571         1,571
   Station Casinos (A)
      9.875%, 07/01/10                 4,700         4,712
   Station Casinos
      9.750%, 04/15/07                 1,150         1,147
   Sun International Hotels
      9.000%, 03/15/07                 1,950         1,833
                                                   -------
                                                    28,593
                                                   -------
HOUSEHOLD PRODUCTS FURNITURE & FIXTURES -- 0.9%
   Congoleum
      8.625%, 08/01/08                 1,000           602
   Holmes Products, Ser D
      9.875%, 11/15/07                   500           295
   Home Products International
      9.625%, 05/15/08                   800           456
   International Knife & Saw
     11.375%, 11/15/06                   500           249

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- SEPTEMBER 30, 2000

HIGH YIELD BOND FUND--CONTINUED
--------------------------------------------------------------------------------
                                      FACE        MARKET
DESCRIPTION                       AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Jostens
     12.750%, 05/01/10               $ 1,500       $ 1,545
   Safelite Glass, Ser B
      9.875%, 12/15/06                   800             6
   Sealy Mattress, Ser B
      9.875%, 12/15/07                   600           582
   Sealy Mattress, Ser B (B)
     11.910%, 12/15/07                   500           372
   Simmons
     10.250%, 03/15/09                 1,500         1,432
   Sleepmaster
     11.000%, 05/15/09                 1,250         1,119
                                                   -------
                                                     6,658
                                                   -------
LEASING & RENTING -- 0.3%
   Anthony Crane Rental LP, Ser B
     10.375%, 08/01/08                   875           437
   Neff
     10.250%, 06/01/08                   500           225
   United Rentals, Ser B
      9.250%, 01/15/09                   800           724
   Universal Compression (B)
     10.250%, 02/15/08                 1,200           927
                                                   -------
                                                     2,313
                                                   -------
MACHINERY -- 1.4%
   APCOA
      9.250%, 03/15/08                   700           255
   Applied Extrusion Technologies,
     Ser B
     11.500%, 04/01/02                   800           786
   BGF Industries, Ser B
     10.250%, 01/15/09                 1,000           952
   Eagle Geophysical (C)
      1.152%, 07/15/08                 1,000           110
   Fisher Scientific International
      9.000%, 02/01/08                 1,000           922
   Grove Worldwide
      9.250%, 05/01/08                 1,000           117
   GSI Group
     10.250%, 11/01/07                 1,000           697
   Jackson Products, Ser B
      9.500%, 04/15/05                 1,600         1,488
   Moog, Ser B
     10.000%, 05/01/06                   500           495
   Motors & Gears, Ser D
     10.750%, 11/15/06                 1,640         1,624
   Numatics, Ser B
      9.625%, 04/01/08                   800           632
   Sequa
      9.000%, 08/01/09                 1,700         1,670
   Simonds Industries (A)
     10.250%, 07/01/08                   600           462
   Thermadyne Holdings (B)
     24.680%, 06/01/08                   550           192
                                                   -------
                                                    10,402
                                                   -------
MARINE TRANSPORTATION -- 0.3%
   First Wave Marine
     11.000%, 02/01/08                 1,000           270
   Golden Ocean Group (C)
     10.000%, 08/31/01                 1,032           164
   Sea Containers
     10.750%, 10/15/06                   700           560
   Ultapetrol
     10.500%, 04/01/08                   800           680
   Vectura Group, Ser B
     10.250%, 06/30/08                 1,100           935
                                                   -------
                                                     2,609
                                                   -------
MEDICAL PRODUCTS & SERVICES -- 2.7%
   Alaris Medical (B)
     28.090%, 08/01/08                 1,000           260
   Beverly Enterprises
      9.000%, 02/15/06                   700           658
   Fountain View, Ser B
     11.250%, 04/15/08                 1,000           280
   HCA - Healthcare
      8.750%, 09/01/10                 4,200         4,290
   HealthSouth (A)
     10.750%, 10/01/08                 2,000         2,006
   Iasis Healthcare
     13.000%, 10/15/09                 2,000         2,065
   Leiner Health Products
      9.625%, 07/10/07                   500           215
   Lifepoint Hospitals Holdings, Ser B
     10.750%, 05/15/09                 4,300         4,553
   Oxford Health Plans
     11.000%, 05/15/05                   500           525
   Paracelsus Healthcare (C)
     10.000%, 08/15/06                   500           200
   Quest Diagnostic
     10.750%, 12/15/06                   450           477
   Tenet Healthcare
      8.625%, 01/15/07                   500           495
   Tenet Healthcare (A)
      9.250%, 09/01/10                 4,200         4,389
   Universal Health Services
      8.750%, 08/15/05                   250           251
                                                   -------
                                                    20,664
                                                   -------
METALS & METAL FABRICATE/HARDWARE -- 0.8%
   AEI Resources (A)
     11.500%, 12/15/06                   500            30
   Commonwealth Industries
     10.750%, 10/01/06                   500           477

--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                                      FACE        MARKET
DESCRIPTION                       AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Golden Northwest Aluminum
     12.000%, 12/15/06                $  700       $   688
   GS Technologies
     12.000%, 09/01/04                 1,100           132
   Gulf States Steel (C)
     13.500%, 04/15/03                 1,000            10
   Haynes International
     11.625%, 09/01/04                   850           671
   Kaiser Aluminum & Chemical
      9.875%, 02/15/02                   700           691
   Kaiser Aluminum & Chemical, Ser B
     10.875%, 10/15/06                   600           589
   Metallurg, Ser B
     11.000%, 12/01/07                   800           640
   Neenah, Ser B
     11.125%, 05/01/07                   500           387
   Oxford Automotive, Ser D
     10.125%, 06/15/07                 1,800         1,584
   Renco Metals
     11.500%, 07/01/03                   500           189
   Wheeling-Pittsburgh
      9.250%, 11/15/07                   900           405
                                                   -------
                                                     6,493
                                                   -------
MISCELLANEOUS BUSINESS SERVICES -- 0.0%
   Knoll
     10.875%, 03/15/06                   260           260
                                                   -------
MISCELLANEOUS MANUFACTURING -- 1.0%
   ADV Accessory, Ser B
      9.750%, 10/01/07                   550           441
   Advanced Glassfiber
      9.875%, 01/15/09                 1,000           915
   Burke Industries
     10.000%, 08/15/07                   600           198
   Cambridge Industries, Ser B (C)
     10.250%, 07/15/07                   500           102
   Day International Group
     11.125%, 06/01/05                 1,700         1,700
   Diamond Brands Operating
     10.125%, 04/15/08                   650           325
   Doskocil Manufacturing
     10.125%, 09/15/07                   500           169
   GST USA (C)
     13.250%, 05/01/07                   500           293
   JPS Automotive Products
     11.125%, 06/15/01                   100           102
   Omega Cabinets
     10.500%, 06/15/07                 1,000           945
   Polymer Group, Ser B
      9.000%, 07/01/07                   600           462
   Safety Components International,
     Ser B (C)
     10.125%, 07/15/07                   500           110
   Wabtec
      9.375%, 06/15/05                   900           869
   Wabtec, Ser B2
      9.375%, 06/15/05                   300           290
   William Carter (A)
     10.375%, 12/01/06                   750           725
                                                   -------
                                                     7,646
                                                   -------
PAPER & PAPER PRODUCTS -- 1.9%
   American Tissue, Ser B
     12.500%, 07/15/06                 1,500         1,493
   Berry Plastics, Ser B
     11.000%, 07/15/07                 1,300         1,170
   Buckeye Technologies
      9.250%, 09/15/08                   500           513
   Container Corporation of America
      9.750%, 04/01/03                   550           553
   Doman Industries
     12.000%, 07/01/04                 1,250         1,242
      8.750%, 03/15/04                   750           503
   Drypers, Ser B (C) (D)
     10.250%, 06/15/07                 1,450           232
   Fibermark
      9.375%, 10/15/06                   500           490
   Four M, Ser B
     12.000%, 06/01/06                 1,200         1,134
   Gaylord Container, Ser B
      9.750%, 06/15/07                   600           408
      9.375%, 06/15/07                   850           570
   Norampac
      9.500%, 02/01/08                 1,875         1,889
   Playtex Products, Ser B
      8.875%, 07/15/04                   400           399
   Portola Packaging
     10.750%, 10/01/05                   200           152
   Repap Enterprises (A)
      6.000%, 06/30/05                   400           312
   Repap New Brunswick
     10.625%, 04/15/05                 1,800         1,854
   Riverwood International
     10.875%, 04/01/08                 1,100         1,007
   Stone Container (A)
     11.500%, 08/15/06                   400           412
                                                   -------
                                                    14,333
                                                   -------
PETROLEUM & FUEL PRODUCTS -- 5.2%
   Abraxas Petroleum, Ser A
     11.500%, 11/01/04                 1,375         1,220
   Bellwether Exploration
     10.875%, 04/01/07                 1,800         1,737
   Calpine
      7.750%, 04/15/09                 2,000         1,903
   Canadian Forest Oil
      8.750%, 09/15/07                 1,500         1,455

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- SEPTEMBER 30, 2000

HIGH YIELD BOND FUND--CONTINUED
--------------------------------------------------------------------------------
                                      FACE        MARKET
DESCRIPTION                       AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Chesapeake Energy, Ser B
      9.625%, 05/01/05               $ 1,450       $ 1,439
   Clark R&M
      8.875%, 11/15/07                   500           350
   Continental Resources
     10.250%, 08/01/08                   500           450
   Contour Energy
     14.000%, 04/15/03                 1,906         1,982
   Costilla Energy (C)
     10.250%, 10/01/06                 1,000           448
   Crown Central Petroleum
     10.875%, 02/01/05                 1,200         1,020
   Denbury Management
      9.000%, 03/01/08                 1,800         1,656
   Energy of America, Ser A
      9.500%, 05/15/07                   500           380
   Frontier Oil
     11.750%, 11/15/09                   800           812
   Frontier Oil, Ser A
      9.125%, 02/15/06                   800           720
   Gothic Production, Ser B
     11.125%, 05/01/05                 1,700         1,781
   Gulf Canada Resources
      9.625%, 07/01/05                   500           515
      9.250%, 01/15/04                   700           711
      8.375%, 11/15/05                   500           500
   HS Resources
      9.250%, 11/15/06                   600           600
   HS Resources, Ser B
      9.250%, 11/15/06                   600           600
   Key Energy Services, Ser B
     14.000%, 01/15/09                 1,150         1,308
   Magnum Hunter Re
     10.000%, 06/01/07                 2,000         1,980
   Nuevo Energy (A)
      9.375%, 10/01/10                   750           745
   Nuevo Energy, Ser B
      9.500%, 06/01/08                 1,500         1,500
   Ocean Energy, Ser B
      8.875%, 07/15/07                   950           968
   Parker Drilling, Ser D
      9.750%, 11/15/06                 4,200         4,190
   Plains Resources (A)
     10.250%, 03/15/06                   625           634
   Plains Resources, Ser B
     10.250%, 03/15/06                   975           990
   Pogo Producing, Ser B
      8.750%, 05/15/07                 1,000           964
   Pride International
     10.000%, 06/01/09                   500           525
      9.375%, 05/01/07                   850           865
   R&B Falcon, Ser B
     10.250%, 05/15/03                 1,000         1,026
   R&B Falcon, Ser B
      6.950%, 04/15/08                 1,000           930
   Ram Energy
     11.500%, 02/15/08                   500           378
   Southwest Royalties, Ser B
     10.500%, 10/15/04                   500           410
   Swift Energy
     10.250%, 08/01/09                 1,250         1,284
   Wiser Oil
      9.500%, 05/15/07                   600           486
                                                   -------
                                                    39,462
                                                   -------
PRINTING & PUBLISHING -- 1.6%
   American Lawyer Media
     Holdings, Ser B (B)
     14.480%, 12/15/08                 1,000           665
   American Lawyer Media, Ser B
      9.750%, 12/15/07                 1,150         1,087
   American Media Operation
     10.250%, 05/01/09                   900           878
   Garden State Newspapers
      8.625%, 07/01/11                 1,000           933
   Hollinger International Publishing
      9.250%, 03/15/07                 1,000         1,005
   Liberty Group Operating
      9.375%, 02/01/08                   650           527
   Liberty Group Publishings (B)
     25.420%, 02/01/09                   500           300
   MDC Communications
     10.500%, 12/01/06                 1,000           910
   Official Information, Ser B
     10.375%, 11/01/07                   700           653
   Perry-Judd
     10.625%, 12/15/07                   500           445
   Phoenix Color
     10.375%, 02/01/09                   750           630
   Printpack, Ser B
     10.625%, 08/15/06                   800           776
   Quebecor World
      7.750%, 02/15/09                 1,500         1,399
   Regional Independent Media Group
     10.500%, 07/01/08                 1,000         1,040
   Ziff Davis Media (A)
     12.000%, 07/15/10                 1,200         1,188
                                                   -------
                                                    12,436
                                                   -------
REAL ESTATE -- 1.1%
   DR Horton
      9.750%, 09/15/10                 3,600         3,492
   DR Horton (A)
      8.000%, 02/01/09                   900           826
   Host Marriott (A)
      9.250%, 10/01/07                 1,250         1,234

--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                                      FACE        MARKET
DESCRIPTION                       AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Host Marriott, Ser E
      8.375%, 02/15/06                $  500       $   480
   Intrawest
      9.750%, 08/15/08                 1,250         1,250
   Meristar Hospitality
      8.750%, 08/15/07                 1,000           939
                                                   -------
                                                     8,221
                                                   -------
RETAIL -- 3.3%
   AFC Enterprises
     10.250%, 05/15/07                 1,830         1,839
   American Restaurant Group, Ser B
     11.500%, 02/15/03                   700           637
   Ameriking
     10.750%, 12/01/06                   600           348
   Avado Brands
      9.750%, 06/01/06                 1,250           978
   Finlay Enterprises
      9.000%, 05/01/08                   200           182
   Friendly Ice Cream
     10.500%, 12/01/07                   700           560
   HMV Media Group, Ser B
     10.250%, 05/15/08                 1,000           660
   Home Interior & Gifts
     10.125%, 06/01/08                 1,500           450
   Jitney-Jungle Stores (C)
     10.375%, 09/15/07                   450             3
   Jo-Ann Stores
     10.375%, 05/01/07                   600           510
   K-Mart
      7.750%, 10/01/12                   850           655
   K-Mart, Ser 95K3
      8.540%, 01/02/15                   733           664
   Leslie's Poolmart
     10.375%, 07/15/04                 1,350         1,080
   Marsh Supermarket, Ser B
      8.875%, 08/01/07                   500           469
   Ne Restaurant
     10.750%, 07/15/08                   600           456
   Nebraska Book
      8.750%, 02/15/08                 1,000           795
   Pantry
     10.250%, 10/15/07                 1,200         1,158
   Perkins Family Restaurant, Ser B
     10.125%, 12/15/07                 1,000           940
   Port Royal Holdings
     10.250%, 10/01/07                 1,000           853
   RH Donnelly
      9.125%, 06/01/08                   800           784
   Romacorp
     12.000%, 07/01/06                   750           420
   Sbarro
     11.000%, 09/15/09                 3,600         3,708
   Sonic Automotive, Ser B
     11.000%, 08/01/08                 2,000         1,800
   Stater Brother Holdings
     10.750%, 08/15/06                 1,900         1,606
   Travelcenters of America
     10.250%, 04/01/07                 3,750         3,778
                                                   -------
                                                    25,333
                                                   -------
SEMI-CONDUCTORS/INSTRUMENTS -- 1.2%
   Amkor Technologies
     10.500%, 05/01/09                 4,000         4,055
   Amphenol
      9.875%, 05/15/07                   450           459
   Fairchild Semiconductor
     10.375%, 10/01/07                 4,550         4,601
                                                   -------
                                                     9,115
                                                   -------
SPECIAL PURPOSE ACQUISITION -- 0.4%
   Advance Holding, Ser B (B)
     23.020%, 04/15/09                 1,500           578
   AP Holdings, Ser B (B)
     49.530%, 03/15/08                 1,700           170
   DTI Holdings, Ser B (B)
     21.990%, 03/01/08                 1,500           653
   P&L Coal Holdings, Ser B
      9.625%, 05/15/08                 1,250         1,213
      8.875%, 05/15/08                   250           247
                                                    ------
                                                     2,861
                                                    ------
SPECIAL PURPOSE ENTITY -- 0.3%
   Airplanes Pass Through Trust, Ser D
     10.875%, 03/15/19                   988           803
   Caithness Coso Fund, Ser B
      9.050%, 12/15/09                 1,000         1,010
   Russell-Stanley Holdings
     10.875%, 02/15/09                   750           278
                                                    ------
                                                     2,091
                                                    ------
STEEL & STEEL WORKS -- 0.7%
   AK Steel
      9.125%, 12/15/06                 1,000           970
   Algoma Steel
     12.375%, 07/15/05                 1,000           710
   Bayou Steel
      9.500%, 05/15/08                   500           380
   LTV
     11.750%, 11/15/09                   500           250
   National Steel, Ser D
      9.875%, 03/01/09                   500           295
   Northwestern Steel & Wire
      9.500%, 06/15/01                 1,000           455
   Republic Technology
     13.750%, 07/15/09                   750           135

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- SEPTEMBER 30, 2000

HIGH YIELD BOND FUND--CONTINUED
--------------------------------------------------------------------------------
                                      FACE        MARKET
DESCRIPTION                       AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Sheffield Steel, Ser B
     11.500%, 12/01/05                $  500        $  295
   WCI Steel, Ser B
     10.000%, 12/01/04                 1,000           885
   Weirton Steel
     11.375%, 07/01/04                   250           208
   WHX
     10.500%, 04/15/05                   750           413
                                                    ------
                                                     4,996
                                                    ------
TELEPHONE & TELECOMMUNICATION -- 18.6%
   360Networks
     12.500%, 12/15/05                   750           728
     12.000%, 08/01/09                   500           445
   Adelphia Business Solutions (B)
     19.380%, 04/15/03                 2,000         1,665
   Adelphia Business Solutions, Ser B
     12.250%, 09/01/04                   500           453
   Airgate PCS (B)
     13.330%, 10/01/09                 4,650         2,802
   Alamosa PCS Holdings (B)
     13.670%, 02/15/10                 9,100         4,914
   AT&T Canada
     12.000%, 08/15/07                   500           563
   AT&T Canada (B)
     10.738%, 06/15/08                 1,400         1,141
   Call-Net Enterprises
      9.375%, 05/15/09                 1,050           494
   Call-Net Enterprises (B)
     23.080%, 08/15/07                 1,000           390
     22.970%, 05/15/09                   500           150
     22.890%, 08/15/08                   600           189
   Caprock Communications
     11.500%, 05/01/09                 1,000           600
   Carrier One International, Ser B
     13.250%, 02/15/09                 1,000           935
   Centennial Cellular
     10.750%, 12/15/08                 1,000           978
   Clearnet Communications (B)
     10.710%, 12/15/05                 1,800         1,890
   Colo.com (A)
     13.875%, 03/15/10                   750           765
   Colt Telecommunications Group (B)
      2.560%, 12/15/06                   600         1,056
   Completel Europe (B)
     17.600%, 02/15/09                 1,800           864
   Covad Communications Group,
     Ser B
     12.000%, 02/15/10                 4,250         3,188
   Crown Castle International
     10.750%, 08/01/11                 1,500         1,541
   Dobson Communications
     10.875%, 07/01/10                 3,350         3,275
   Dobson/Sygnet Communications
     12.250%, 12/15/08                 1,000           998
   Dolphin Telecommunications (B)
     34.080%, 06/01/08                   600           120
     30.560%, 05/15/09                 2,550           510
   E.spire Communications
     13.750%, 07/15/07                   500           270
   E.spire Communications (B)
     35.970%, 11/01/05                 1,800           900
     34.090%, 04/01/06                   500           240
     25.550%, 07/01/08                   500           165
   Echostar Broadband (A)
     10.375%, 10/01/07                 5,000         4,975
   Energis
      9.750%, 06/15/09                   650           640
   Equinix
     13.000%, 12/01/07                   800           639
   Fairpoint Communications
     12.500%, 05/01/10                 1,100         1,062
   Flag
      8.250%, 01/30/08                   750           653
   Focal Communications, Ser B (B)
     18.070%, 02/15/08                 1,550           729
   Galaxy Telecommunications (A)
     12.375%, 10/01/05                 1,400           840
   GCI
      9.750%, 08/01/07                 1,400         1,302
   Global Crossing Holdings (A)
      9.625%, 05/15/08                 1,710         1,710
   Global Telesystems
     11.500%, 12/15/07                   500           175
   Global Telesystems Group
      9.875%, 02/15/05                 1,250           538
   Globalstar LP/Capital
     11.500%, 06/01/05                   250            75
     11.375%, 02/15/04                   400           120
     11.250%, 06/15/04                   900           261
   Golden Sky, Ser B (B)
     13.500%, 03/01/07                 1,000           700
   GST USA (B) (C)
     40.370%, 12/15/05                 1,760           722
   GT Group Telecomunications (B)
     17.070%, 02/01/10                 1,250           538
   Hermes Europe Railtel BV
     11.500%, 08/15/07                   750           375
     10.375%, 01/15/09                 1,000           500
   Horizon PCS (B)
     6.850%, 10/01/10                  5,400         2,754
   ICG Holdings (B)
     52.120%, 05/01/06                   400            80
     47.440%, 03/15/07                   900           162
     13.500%, 09/15/05                 1,200           264
   ICG Services (B)
     39.480%, 02/15/08                 1,250           175

--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                                      FACE        MARKET
DESCRIPTION                       AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Insight Midwest
      9.750%, 10/01/09               $ 2,250       $ 2,267
   Intermedia Communications (B)
     11.920%, 05/15/06                   900           860
   Intermedia Communications,
     Ser B (B)
     11.070%, 07/15/07                   750           623
   International Wire Group
     11.750%, 06/01/05                 1,250         1,256
   International Wire Group, Ser B
     11.750%, 06/01/05                 2,250         2,261
   IPCS (B)
     13.370%, 07/15/10                 2,750         1,513
   ITC Deltacom
     11.000%, 06/01/07                   422           380
      9.750%, 11/15/08                   250           210
      8.875%, 03/01/08                   455           369
   KMC Telecommunications
     Holdings (B)
     23.490%, 02/15/08                 1,250           500
   KPN Qwest BV
      8.125%, 06/01/09                 1,450         1,334
   L-3 Communications, Ser B (A)
      8.000%, 08/01/08                   750           675
   Leap Wireless International
     12.500%, 04/15/10                 5,500         4,290
   Level 3 Communications
     11.000%, 03/15/08                 5,000         4,775
      9.125%, 05/01/08                 1,600         1,542
   Level 3 Communications (B)
     13.390%, 12/01/08                   500           295
   Loral Space & Communications
     11.250%, 01/15/07                   800           416
   Mannesmann AG
      9.000%, 06/01/09                 1,350         1,404
   Mastec, Ser B
      7.750%, 02/01/08                   700           665
   McLeod USA
      9.250%, 07/15/07                 1,100         1,026
      8.375%, 03/15/08                   500           438
      8.125%, 02/15/09                   500           433
   McLeod USA (B)
     11.530%, 03/01/07                 2,000         1,640
   Metricom Finance
     13.000%, 02/15/10                 1,000           660
   Metromedia Fiber Network
     10.000%, 12/15/09                   600           561
   Metromedia Fiber Network, Ser B
     10.000%, 11/15/08                 1,200         1,122
   Metromedia International Group,
     Ser B
      9.000%, 09/30/07                 1,322           608
   Microcell Telecommunications,
     Ser B (B)
     9.730%, 06/01/06                  1,600         1,536
   Motient, Ser B
     12.250%, 04/01/08                   900           650
   MPower Communications
     13.000%, 04/01/10                 3,500         2,345
   Nextel Communications (B)
     10.670%, 02/15/08                 1,600         1,224
     10.510%, 09/15/07                 1,700         1,394
   Nextel Partners (A)
     11.000%, 03/15/10                 1,000         1,008
   Nextel Partners (B)
     12.420%, 02/01/09                 1,301           917
   Nextlink Communications
     12.750%, 12/15/07                   550           550
     12.500%, 04/15/06                   800           782
     10.750%, 11/15/08                 4,900         4,533
     10.500%, 12/01/09                   650           595
   Nextlink Communications (B)
     14.300%, 04/15/08                   800           468
   Northpoint Communications Group
     12.875%, 02/15/10                   800           800
   NTL (B)
     12.090%, 11/15/07                   750           720
   NTL, Ser A (B)
     12.750%, 04/15/05                   400           402
   NTL, Ser B (B)
 12,070%, 02/01/06                     1,200         1,134
   NTL Communications (A)
     11.875%, 10/01/10                 1,000           979
   NTL Communications, Ser B
     11.500%, 10/01/08                 1,350         1,303
   Orange PLC
      8.000%, 08/01/08                   650           650
   Orbital Imaging, Ser B
     11.625%, 03/01/05                   950           333
   Pac-West Telecommunications
     13.500%, 02/01/09                 1,900         1,672
   Pagemart Nationwide (B)
     15.000%, 02/01/05                   750           690
   Powertel
     11.125%, 06/01/07                   500           536
   Powertel (B)
     10.660%, 02/01/06                   500           505
   Price Communication Wireless
     11.750%, 07/15/07                   250           268
   Primus Telecommunications Group
     11.750%, 08/01/04                   600           336
     11.250%, 01/15/09                 1,500           765
   PTC International Finance (B)
     13.900%, 07/01/07                 1,000           700
   Qwest Communications (B)
      8.500%, 10/15/07                 1,050           919
   Qwest Communications, Ser B
     10.875%, 04/01/07                   325           353

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- SEPTEMBER 30, 2000

HIGH YIELD BOND FUND--CONTINUED
--------------------------------------------------------------------------------
                                   SHARES/FACE    MARKET
DESCRIPTION                       AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   RCN
     10.125%, 01/15/10               $ 3,750      $  2,663
     10.000%, 10/15/07                 1,720         1,273
   RCN , Ser B (B)
     18.160%, 02/15/08                 1,300           624
   RCN (B)
     18.280%, 10/15/07                   750           398
   Rogers Cantel
      9.375%, 06/01/08                   900           927
   RSL Communications
     12.000%, 11/01/08                   750           184
      9.875%, 11/15/09                 1,000           230
      9.125%, 03/01/08                   500           100
   Rural Cellular, Ser B
      9.625%, 05/15/08                   850           812
   Sitel
      9.250%, 03/15/06                   500           465
   Sprint Spectrum
     11.000%, 08/15/06                 1,040         1,118
   Startec Global Communications
     12.000%, 05/15/08                   500           395
   Telecorp PCS (A)
     10.625%, 07/15/10                 4,000         4,040
   Telecorp PCS (B)
     11.520%, 04/15/09                 3,750         2,541
   Teligent
     11.500%, 12/01/07                 1,000           450
   Tritel PCS (B)
     11.860%, 05/15/09                 4,150         2,801
   Triton PCS (B)
     11.010%, 05/01/08                 1,000           750
   US Unwired, Ser B (B)
     14.560%, 11/01/09                 1,800           963
   Versatel Telecommunications
     11.875%, 07/15/09                 1,000           865
   Viasystems, Ser B
      9.750%, 06/01/07                   600           566
   Viatel
     11.500%, 03/15/09                   686           316
   Viatel (B)
     31.510%, 04/15/08                 1,500           375
   Voicestream Wire
     10.375%, 11/15/09                 1,650         1,782
   Weblink Wireless (B)
     23.600%, 02/01/08                 1,500           570
   Western Wireless
     10.500%, 06/01/06                   400           412
     10.500%, 02/01/07                   300           309
   Williams Communications
     10.875%, 10/01/09                 1,350         1,235
   Winstar Communications (A)
     12.750%, 04/15/10                 1,700         1,233
   World Access
     13.250%, 01/15/08                   800           576
                                                  --------
                                                   142,381
                                                  --------
TRANSPORTATION SERVICES -- 0.2%
   Allied Holdings, Ser B
      8.625%, 10/01/07                   850           723
   Atlantic Express
     10.750%, 02/01/04                   500           443
   Offshore Logistics, Ser B
      7.875%, 01/15/08                   600           549
                                                  --------
                                                     1,715
                                                  --------
WHOLESALE -- 0.1%
   Owens & Minor
     10.875%, 06/01/06                   500           516
                                                  --------
Total Corporate Obligations
   (Cost $773,128)                                 679,154
                                                  --------
CONVERTIBLE BOND -- 0.1%
   Key Energy Group, CV to
     25.9740 Shares
      5.000%, 09/15/04                   910           746
                                                  --------
Total Convertible Bond
   (Cost $727)                                         746
                                                  --------
ASSET-BACKED OBLIGATION -- 0.1%
   Constellation Finance LLC, Ser 1997-1
      9.800%, 12/14/02                   500           465
                                                  --------
Total Asset-Backed Obligation
   (Cost $500)                                         465
                                                  --------
COMMON STOCKS -- 0.9%
   Advanced Radio Telecom*            10,117            86
   AT&T Canada*                        1,714            52
   Coinstar*                           4,545            62
   Completel Holdings (A)*            18,000           810
   Crown Packaging*                  100,848            --
   Globalstar Telecommunications*      3,303            28
   Globix*                            19,712           460
   Grant Prideco*                     23,691           520
   ICG Communications*                 1,155             1
   Intermedia Communications*          3,369            99
   Jordan Telecommunications (F)*        500            15
   Loral Space & Communication*          454             3
   Metretek Technologies*             60,000           165
   Microcell Telecommunications*       5,152           150
   Nextlink Communications, Cl A*      8,974           316
   OpTel (A)*                            300            --
   Pathmark Store*                    74,685           920
   Phase Metrics Cl A*                36,136           361
   Price Communications*              89,949         1,760
   Primus Telecommunications
     Group*                            1,047            10

--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------
   SF Holdings Group, Cl C (A)*          200       $    --
   Viatel*                             2,863            29
   Weatherford International*         23,167           996
   World Access*                       2,514            14
                                                   -------
Total Common Stocks
   (Cost $4,832)                                     6,857
                                                   -------
PREFERRED/CONVERTIBLE STOCKS -- 1.4%
   Adelphia Business Solution,
      Ser B PIK                           10             6
   Adelphia Communications,
     Ser B, Exchange 13.000%           2,500           248
   Ainsworth Lumber PIK            1,500,000         1,395
   Ameriking PIK (F)               3,127,200           125
   Benedek Communications PIK        500,000           280
   BPC Holding, Ser B PIK            568,443           455
   Classic Communications (A)          3,000            50
   Climachem PIK, Ser B            1,000,000           255
   Crown Paper PIK                 1,500,000           338
   Diva Systems, Ser C (F)*           41,615           583
   E.Spire Communications PIK (A)        580            99
   Earthwatch                        110,463            28
   GPA Group (A)                   1,000,000           530
   Granite                               100             8
   Great Lakes Carbon, Ser B PIK     500,000           390
   Interact Electriconic Marketing,
     Convertible $14.00 (F)              700            70
   Interact Operating PIK            400,715            92
   Intermedia Communication,
     Convertible $30.235 (A)          20,000           520
   Intermedia Communication,
     Ser B PIK                           384           365
   International Utility PIK (A)         181            11
   International Utility
     Structure PIK                   500,000           350
   Jazz Casino PIK                    10,543           190
   Mentus Media, Ser B PIK         1,128,000           451
   Metretek Technologies*                300           326
   Nextel Communications, Ser D PIK      725           769
   Nextel Communications, Ser E PIK    3,977           382
   Nextlink Communications PIK         8,088           356
   Pegasus Communications PIK          2,500           307
   Pegasus Communications,
     Ser A PIK                         1,212           127
   Peninsula Gaming*                   7,042            42
   Primedia, Ser D, Exchange 10.000%   4,000           376
   SD Warren PIK                     927,000         1,017
   Siligan Holdings PIK              336,000           353
                                                   -------
Total Preferred/Convertible Stocks
   (Cost $14,161)                                   10,894
                                                   -------
WARRANTS -- 0.2%
   Aavid Thermal Technologies,
     Expires 02/01/07*                   500             5
   Airgate PCS, Expires 10/01/09*      1,400           121
   Ampex, Expires 03/15/03 (A)*       34,000            --
   Australis Media, Expires
     10/30/01 (A) (F)*                   500            --
   Cable Satisfacton,
     Expires 03/01/05*                 2,000            40
   Carrier1, Expires 02/19/09 (A)*     1,000           240
   Clearnet Communications,
     Expires 09/15/05*                 1,320            44
   Dairy Mart Stores, Expires
     01/01/01*                         1,334            --
   Dayton Superior, Expires 06/15/09*  1,500            30
   Diva System, Expires 01/01/10*      1,125           675
   Diva Systems, Expires 03/01/08 (F)*11,271           158
   DTI Holdings,
     Expires 03/01/08 (A)*             6,250            --
   E.Spire Communications,
     Expires 11/01/05*                   500            17
   Equinix,
     Expires 12/01/07*                   800           120
   Golden Ocean Group,
     Expires 08/31/01*                   688            --
   GT Group Telecom,
     Expires 02/01/10*                 1,250           100
   HF Holdings, Expires 07/15/02*      3,156            --
   Inter Act Electronics,
     Expires 12/15/09 (A)*               700             7
   Inter Act Systems, Expires 08/01/03*  700            --
   Key Energy Services,
     Expires 01/15/09*                 1,150            74
   KMC Telecommunications
     Holdings, Expires 04/15/08 (A)*   1,250            25
   Leap Wireless,
     Expires 04/15/10*                 5,500            --
   Metretek Technologies,
     Expires 09/10/03*                30,000             4
   Metricom, Expires 02/15/10*         1,000            20
   Motient, Expires 04/01/08 (A)*        900            36
   Mrs. Fields Holdings,
     Expires 12/01/05*                   800            --
   Next Generation Media,
     Expires 02/01/08*                 2,365            --
   Nextel International,
     Expires 04/15/07*                 1,400            39
   Nextlink Communications,
     Expires 02/01/09 (A)*             5,000            --
   Orbital Imaging,
     Expires 03/01/05 (A)*               950             5

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- SEPTEMBER 30, 2000

HIGH YIELD BOND FUND--CONCLUDED
--------------------------------------------------------------------------------
                                   SHARES/FACE    MARKET
DESCRIPTION                       AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   PLD Telekom,
     Expires 06/01/06*                   830       $     --
   Republic Technology,
     Expires 07/15/09*                   750             --
   Startec Global,
     Expires 05/15/08 (A)*               500              2
   USN Communication,
     Expires 08/15/04*                11,540             12
   Waste Systems International,
     Expires 01/15/06*                 8,250             --
   Worldwide Flight,
     Expires 08/15/07*                   800             --
   Wright Medical,
     Expires 06/30/03*                    20             --
   XM Satellite Radio Holdings,
     Expires 03/15/10*                 1,200            168
                                                   --------
Total Warrants
   (Cost $895)                                        1,942
                                                   --------
RIGHTS -- 0.0%
   Abraxas Petroleum*                 74,523              9
                                                   --------
Total Rights
   (Cost $0)                                              9
                                                   --------
COMMERCIAL PAPER -- 2.6%
   First Capital
      6.630%, 10/02/00               $19,724         19,720
                                                   --------
Total Commercial Paper
   (Cost $19,720)                                    19,720
                                                   --------
Total Investments -- 98.0%
   (Cost $842,859)                                  748,683
                                                   --------
Other Assets and Liabilities, Net -- 2.0%            15,258
                                                   --------
NET ASSETS:
Portfolio Shares of Class A (unlimited
   authorization -- no par value) based
   on 83,450,852 outstanding shares of
   beneficial interest                             $869,469
Undistributed net investment income                       4
Accumulated net realized loss on investments        (11,356)
Net unrealized depreciation on investments          (94,176)
                                                   --------
Total Net Assets -- 100.0%                         $763,941
                                                   ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A                         $9.15
                                                   ========
*NON-INCOME PRODUCING SECURITY
(A) SECURITY SOLD WITHIN THE TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 144A OF THE SECURITIES ACT OF 1933, AS AMENDED, AND MAY BE SOLD ONLY TO DEALERS IN THAT PROGRAM OR OTHER "ACCREDITED INVESTORS". THESE SECURITIES HAVE BEEN DETERMINED TO BE LIQUID UNDER GUIDLINES ESTABLISHED BY THE BOARD OF DIRECTORS.
(B) STEP BOND -- THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE EFFECTIVE YIELD ON SEPTEMBER 30, 2000. THE COUPON ON A STEP BOND CHANGES
    ON A SPECIFIC DATE.
(C) IN DEFAULT ON INTEREST PAYMENTS.
(D) RESTRICTED SECURITY, NOT READILY MARKETABLE (SEE NOTE 2).
(E) ZERO-COUPON SECURITY. RATE SHOWN IS THE EFFECTIVE YIELD AT THE DATE OF PURCHASE.
(F) SECURITY CONSIDERED ILLIQUID
(H) IN DEFAULT ON INTEREST AND PRINCIPAL PAYMENT.
CV -- CONVERTIBLE SECURITY
FHLB -- FEDERAL HOME LOAN BANK
LLC -- LIMITED LIABILITY COMPANY
LP -- LIMITED PARTNERSHIP
MTN -- MEDIUM TERM NOTE
PCS -- PERSONAL COMMUNICATIONS SYSTEM
PIK -- PAYMENT-IN-KIND
PLC -- PUBLIC LIMITED COMPANY
SER -- SERIES
AMOUNTS DESIGNATED AS "--" ARE ZERO OR HAVE BEEN ROUNDED TO ZERO.
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES (000)
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- SEPTEMBER 30, 2000

                                           ---------------      ---------------       --------------   --------------
                                                LARGE CAP          TAX-MANAGED          SMALL CAP         CORE FIXED
                                                  VALUE             LARGE CAP             VALUE             INCOME
                                                   FUND                FUND                FUND               FUND
                                           ---------------      ---------------       --------------   --------------
ASSETS:
   Investments at value
     (Cost $3,379,293, $1,818,672,
     $813,842 and $3,246,751, respectively)     $3,557,159           $1,962,404           $  887,590       $3,240,149
   Cash                                                 --                   --                   24               --
   Income receivable                                 5,970                2,049                1,494           36,347
   Receivable for investment securities sold       201,626              121,058               84,086          269,342
   Receivable for capital shares sold                6,621                2,859                2,224           18,294
   Other receivables                                   351                   --                   --              944
                                                ----------           ----------           ----------       ----------
   Total Assets                                  3,771,727            2,088,370              975,418        3,565,076
                                                ----------           ----------           ----------       ----------

LIABILITIES:
   Distribution payable                                 --                   --                   --           16,102
   Payable for investment securities purchased     215,800              115,927               66,688          429,634
   Options written, at fair value (premiums
     received $(2,250))                                 --                   --                   --            1,602
   Payable for capital shares redeemed               3,397                  525               10,311            2,443
   Accrued expenses payable                            676                  632                  133              616
   Payable for investment advisory fees                657                  359                  365               43
   Payable for management fees                       1,008                  572                  257              702
   Payable for shareholder servicing fees              720                  408                  184              627
   Other payables                                      371                  343                  204               --
   Cash overdraft due to custodian                     268                  302                   --              204
                                                ----------           ----------           ----------       ----------
   Total Liabilities                               222,897              119,068               78,142          451,973
                                                ----------           ----------           ----------       ----------
   Total Net Assets                             $3,548,830           $1,969,302           $  897,276       $3,113,103
                                                ==========           ==========           ==========       ==========
NET ASSETS:
   Fund Shares of Class A (unlimited
     authorization -- no par value) based on
     189,765,829, 144,548,485, 55,613,095 and
     308,961,580, respectively)                  3,352,373            1,862,095              790,611        3,161,942
   Undistributed net investment income/
     (Distributions in excess of net
     investment income)                             12,549                2,512                2,033              (34)
   Accumulated net realized gain (loss)
     on investments                                  6,092              (38,864)              31,428          (43,504)
   Net unrealized appreciation
     (depreciation) on futures and options             (50)                (173)                (544)           1,301
   Net unrealized appreciation
     (depreciation) on investments                 177,866              143,732               73,748           (6,602)
                                                ----------           ----------           ----------       ----------
   TOTAL NET ASSETS -- 100.0%                   $3,548,830           $1,969,302           $  897,276       $3,113,103
                                                ==========           ==========           ==========       ==========
   NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER SHARE -- CLASS A        $    18.70           $    13.62           $    16.13       $    10.08
                                                ==========           ==========           ==========       ==========


   AMOUNTS DESIGNATED AS "--" ARE ZERO OR HAVE BEEN ROUNDED TO ZERO.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS (000)
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- FOR THE YEAR ENDED SEPTEMBER 30, 2000

                                       --------------  --------------  ----------------    --------------  --------------
                                         LARGE CAP        LARGE CAP        TAX-MANAGED         SMALL CAP       SMALL CAP
                                           VALUE           GROWTH           LARGE CAP            VALUE          GROWTH
                                           FUND             FUND              FUND               FUND            FUND
                                       --------------  --------------  ----------------    --------------  --------------

INVESTMENT INCOME:
   Dividends                             $ 66,388         $ 13,782          $ 18,103           $ 13,022        $    984
   Interest Income                          6,704            7,114             3,520              2,050           4,010
                                         --------         --------          --------           --------        --------
   Total Investment Income                 73,092           20,896            21,623             15,072           4,994
                                         --------         --------          --------           --------        --------
EXPENSES:
   Management Fees                         10,648           13,788             4,898              2,476           4,876
   Investment Advisory Fees                10,648           15,758             5,598              4,599           9,056
   Waiver of Investment Advisory Fees        (542)          (2,002)             (856)              (382)           (215)
   Custodian/Wire Agent Fees                  258              295               187                 73              85
   Transfer Agent Fees (1)                     --               --                --                 --               5
   Professional Fees                           69               76                50                 21              23
   Registration Fees                          285              333               461                 69              47
   Printing Fees                               81               81                59                 23              27
   Trustee Fees                                21               24                17                  7               7
   Shareholder Servicing Fees               7,601            9,844             3,497              1,768           3,471
   Waiver of Shareholder Servicing Fees    (3,281)          (4,773)           (2,067)              (894)         (2,080)
   Distribution Fees (1)                       --               --                --                 --              10
   Other Expenses                              71               62                52                 23              23
                                         --------         --------          --------           --------        --------
   Total Expenses                          25,859           33,486            11,896              7,783          15,335
                                         --------         --------          --------           --------        --------
NET INVESTMENT INCOME (LOSS)               47,233          (12,590)            9,727              7,289         (10,341)
                                         --------         --------          --------           --------        --------
   NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
   Net Realized Gain (Loss) from
     Security Transactions                 19,640          235,607           (43,714)            39,470         496,609
   Net Realized Gain from
     Futures Contracts                      2,749            2,306             5,441              3,009           1,119
   Net Change in Unrealized
     Appreciation (Depreciation) on
     Investments and Futures Contracts     89,186          615,141           109,420             71,380          50,025
                                         --------         --------          --------           --------        --------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                       $158,808         $840,464          $ 80,874           $121,148        $537,412
                                         ========         ========          ========           ========        ========

   (1) FEES ARE INCURRED AT THE CLASS D LEVEL ONLY.
   AMOUNTS  DESIGNATED AS "--" ARE ZERO OR HAVE BEEN ROUNDED TO ZERO.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
78

--------------------------------------------------------------------------------

                                          --------------    ----------------       --------------     --------------
                                                                 CAPITAL              EQUITY
                                            MID-CAP           APPRECIATION            INCOME            BALANCED
                                             FUND                 FUND                 FUND               FUND
                                          --------------    ----------------       --------------     --------------

INVESTMENT INCOME:
   Dividends                                 $  530              $   399             $ 1,104              $  222
   Interest Income                               27                  344                 283               1,213
                                             ------              -------             -------              ------
   Total Investment Income                      557                  743               1,387               1,435
                                             ------              -------             -------              ------
EXPENSES:
   Management Fees                              132                  208                 178                 163
   Investment Advisory Fees                     151                  238                 204                 186
   Waiver of Investment Advisory Fees            --                  (45)                (43)                (24)
   Custodian/Wire Agent Fees                      7                    6                   4                   4
   Transfer Agent Fees (1)                       --                   --                  --                  --
   Professional Fees                              2                    1                   2                   1
   Registration Fees                              1                   --                  --                  --
   Printing Fees                                  2                    2                   1                   1
   Trustee Fees                                   1                    1                  --                  --
   Shareholder Servicing Fees                    94                  148                 127                 116
   Waiver of Shareholder Servicing Fees         (19)                 (63)                (43)               (104)
   Distribution Fees (1)                         --                   --                  --                  --
   Other Expenses                                 6                    3                   3                   5
                                             ------              -------             -------              ------
   Total Expenses                               377                  499                 433                 348
                                             ------              -------             -------              ------
NET INVESTMENT INCOME (LOSS)                    180                  244                 954               1,087
                                             ------              -------             -------              ------
   NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
   Net Realized Gain (Loss) from
     Security Transactions                    5,452               15,093               6,164               3,510
   Net Realized Gain from
     Futures Contracts                           --                  825                 514                  --
   Net Change in Unrealized
     Appreciation (Depreciation) on
     Investments and Futures Contracts        3,233               (4,928)             (4,200)               (465)
                                             ------              -------             -------              ------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                           $8,865              $11,234             $ 3,432              $4,132
                                             ======              =======             =======              ======

[TABLE CONTINUED]

                                            --------------     ------------
                                             CORE FIXED         HIGH YIELD
                                               INCOME              BOND
                                                FUND               FUND
                                            --------------     ------------

INVESTMENT INCOME:
   Dividends                                 $     --            $    119
   Interest Income                            184,515              69,524
                                             --------            --------
   Total Investment Income                    184,515              69,643
                                             --------            --------
EXPENSES:
   Management Fees                              7,524               2,265
   Investment Advisory Fees                     7,390               3,155
   Waiver of Investment Advisory Fees            (655)               (411)
   Custodian/Wire Agent Fees                      221                  57
   Transfer Agent Fees (1)                         --                  --
   Professional Fees                               58                  15
   Registration Fees                              179                  83
   Printing Fees                                   70                  17
   Trustee Fees                                    18                   5
   Shareholder Servicing Fees                   6,714               1,617
   Waiver of Shareholder Servicing Fees        (5,554)             (1,345)
   Distribution Fees (1)                           --                  --
   Other Expenses                                 156                  43
                                             --------            --------
   Total Expenses                              16,121               5,501
                                             --------            --------
NET INVESTMENT INCOME (LOSS)                  168,394              64,142
                                             --------            --------
   NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
   Net Realized Gain (Loss) from
     Security Transactions                    (11,130)             (9,654)
   Net Realized Gain from
     Futures Contracts                          2,428                  --
   Net Change in Unrealized
     Appreciation (Depreciation) on
     Investments and Futures Contracts         31,396             (55,882)
                                             --------            --------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                           $191,088            $ (1,394)
                                             ========            ========

STATEMENTS OF CHANGES IN NET ASSETS (000)
--------------------------------------------------------------------------------
SEI  INSTITUTIONAL  MANAGED TRUST -- FOR THE YEARS ENDED SEPTEMBER 30, 2000
AND SEPTEMBER 30, 1999

                                      ---------------    -------------------       -----------------   -------------------
                                          LARGE CAP             LARGE CAP             TAX MANAGED             SMALL CAP
                                         VALUE FUND            GROWTH FUND          LARGE CAP FUND            VALUE FUND
                                      ---------------    -------------------       -----------------   -------------------
                                    10/1/99-  10/1/98-    10/1/99-   10/1/98-      10/1/99- 10/1/98-   10/1/99-   10/1/98-
                                    9/30/00   9/30/99     9/30/00    9/30/99       9/30/00  9/30/99    9/30/00    9/30/99
                                   ---------  --------   ---------   --------      -------- --------   --------   --------

OPERATIONS:
   Net Investment Income (Loss)  $  47,233 $   26,119  $  (12,590) $   (5,019)  $    9,727  $  2,994    $  7,289  $   1,916
   Net Realized Gain (Loss) from
     Investment Transactions
     and Futures Contracts          22,389    127,964     237,913     110,967      (38,273)    5,325      42,479     (1,485)
   Net Change in Unrealized
     Appreciation (Depreciation)
     on Investments and
     Futures Contracts              89,186     68,454     615,141     427,980      109,420    46,250      71,380     17,865
                                ---------- ----------  ----------  ----------   ----------  --------    --------  ---------
   Net Increase (Decrease) in
     Net Assets from Operations    158,808    222,537     840,464     533,928       80,874    54,569     121,148     18,296
                                ---------- ----------  ----------  ----------   ----------  --------    --------  ---------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net Investment Income:
     Class A                       (42,400)   (23,551)         --        (263)      (8,415)   (2,277)     (5,947)    (1,735)
     Class D                            --         --          --          --           --        --          --         --
   Net Capital Gains:
     Class A                      (117,434)   (86,387)    (93,509)    (20,249)      (1,970)       --          --     (5,679)
     Class D                            --         --          --          --           --        --          --         --
                                ---------- ----------  ----------  ----------   ----------  --------    --------  ---------
     Total Distributions          (159,834)  (109,938)    (93,509)    (20,512)     (10,385)   (2,277)     (5,947)    (7,414)
                                ---------- ----------  ----------  ----------   ----------  --------    --------  ---------
CAPITAL SHARE TRANSACTIONS:
   Class A:
     Proceeds from Shares
     Issued                      1,935,065  1,360,331   2,440,172   1,380,695    1,444,684   571,869     430,626    337,780
     Reinvestment of Cash
       Distributions               146,901     97,218      85,579      18,036        9,571     2,229       5,174      6,101
     Cost of Shares Redeemed      (984,650)  (528,511) (1,001,463)   (664,539)    (265,578)  (86,351)   (225,850)  (212,648)
                                ---------- ----------  ----------  ----------   ----------  --------    --------  ---------
     Increase (Decrease) in Net
       Assets Derived from
       Class A Transactions      1,097,316    929,038   1,524,288     734,192    1,188,677   487,747     209,950    131,233
                                ---------- ----------  ----------  ----------   ----------  --------    --------  ---------
   Class D:
     Proceeds from Shares Issued        --         --          --          --           --        --          --         --
     Reinvestment of Cash
       Distributions                    --         --          --          --           --        --          --         --
     Cost of Shares Redeemed            --         --          --          --           --        --          --         --
                                ---------- ----------  ----------  ----------   ----------  --------    --------  ---------
     Increase (Decrease) in
       Net Assets Derived from
       Class D Transactions             --         --          --          --           --        --          --         --
                                ---------- ----------  ----------  ----------   ----------  --------    --------  ---------
     Increase (Decrease) in
       Net Assets Derived
       from Capital Share
       Transactions              1,097,316    929,038   1,524,288     734,192    1,188,677   487,747     209,950    131,233
                                ---------- ----------  ----------  ----------   ----------  --------    --------  ---------
     Net Increase (Decrease)
       in Net Assets             1,096,290  1,041,637   2,271,243   1,247,608    1,259,166   540,039     325,151    142,115
                                ---------- ----------  ----------  ----------   ----------  --------    --------  ---------
NET ASSETS:
Beginning of Period              2,452,540  1,410,903   2,626,807   1,379,199      710,136   170,097     572,125    430,010
                                ---------- ----------  ----------  ----------   ----------  --------    --------  ---------
End of Period                   $3,548,830 $2,452,540  $4,898,050  $2,626,807   $1,969,302  $710,136    $897,276   $572,125
                                ========== ==========  ==========  ==========   ==========  ========    ========  =========
SHARES ISSUED AND REDEEMED:
   Class A:
     Shares Issued                 106,621     69,200      69,501      49,658      107,191    45,189      30,258     23,701
     Shares Issued in Lieu of
       Cash Distributions            7,894      5,273       2,673         858          700       188         365        424
     Shares Redeemed               (54,039)   (26,707)    (28,933)    (24,235)     (19,468)   (6,943)    (15,690)   (14,896)
                                ---------- ----------  ----------  ----------   ----------  --------    --------  ---------
     Total Class A Transactions     60,476     47,766      43,241      26,281       88,423    38,434      14,933      9,229
                                ---------- ----------  ----------  ----------   ----------  --------    --------  ---------
   Class D:
     Shares Issued                      --         --          --          --           --        --          --         --
     Shares Issued in Lieu of
       Cash Distributions               --         --          --          --           --        --          --         --
     Shares Redeemed                    --         --          --          --           --        --          --         --
                                ---------- ----------  ----------  ----------   ----------  --------    --------  ---------
     Total Class D Transactions         --         --          --          --           --        --          --         --
                                ---------- ----------  ----------  ----------   ----------  --------    --------  ---------
Increase (Decrease) in Share
   Transactions                     60,476     47,766      43,241      26,281       88,423    38,434      14,933      9,229
                                ========== ==========  ==========  ==========   ==========  ========    ========  =========

AMOUNTS DESIGNATED AS "--" ARE ZERO OR HAVE BEEN ROUNDED TO ZERO.
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                      ------------------
                                         SMALL CAP
                                        GROWTH FUND
                                      ------------------
                                      10/1/99-   10/1/98-
                                      9/30/00    9/30/99
                                      --------   --------

OPERATIONS:
   Net Investment Income (Loss)    $  (10,341)   $  (5,259)
   Net Realized Gain (Loss) from
     Investment Transactions
     and Futures Contracts            497,728      110,401
   Net Change in Unrealized
     Appreciation (Depreciation)
     on Investments and
     Futures Contracts                 50,025      205,116
                                   ----------    ---------
   Net Increase (Decrease) in
     Net Assets from Operations       537,412      310,258
                                   ----------    ---------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net Investment Income:
     Class A                               --           --
     Class D                               --           --
   Net Capital Gains:
     Class A                          (80,820)      (2,521)
     Class D                             (213)          (8)
                                   ----------    ---------
     Total Distributions              (81,033)      (2,529)
                                   ----------    ---------
CAPITAL SHARE TRANSACTIONS:
   Class A:
     Proceeds from Shares
     Issued                         1,068,219      542,770
     Reinvestment of Cash
       Distributions                   67,665        1,996
     Cost of Shares Redeemed         (946,720)    (456,962)
                                   ----------    ---------
     Increase (Decrease) in Net
       Assets Derived from
       Class A Transactions           189,164       87,804
                                   ----------    ---------
   Class D:
     Proceeds from Shares Issued        1,338          162
     Reinvestment of Cash
       Distributions                      210            8
     Cost of Shares Redeemed             (737)        (609)
                                   ----------    ---------
     Increase (Decrease) in
       Net Assets Derived from
       Class D Transactions               811         (439)
                                   ----------    ---------
     Increase (Decrease) in
       Net Assets Derived
       from Capital Share
       Transactions                   189,975       87,365
                                   ----------    ---------
     Net Increase (Decrease)
       in Net Assets                  646,354      395,094
                                   ----------    ---------
NET ASSETS:
Beginning of Period                   933,438      538,344
                                   ----------    ---------
End of Period                      $1,579,792    $ 933,438
                                   ==========    =========
SHARES ISSUED AND REDEEMED:
   Class A:
     Shares Issued                     36,448       29,984
     Shares Issued in Lieu of
       Cash Distributions               2,709          128
     Shares Redeemed                  (31,712)     (25,232)
                                   ----------    ---------
     Total Class A Transactions         7,445        4,880
                                   ----------    ---------
   Class D:
     Shares Issued                         44            9
     Shares Issued in Lieu of
       Cash Distributions                   9            1
     Shares Redeemed                      (24)         (38)
                                   ----------    ---------
     Total Class D Transactions            29          (28)
                                   ----------    ---------
Increase (Decrease) in Share
   Transactions                         7,474        4,852
                                   ==========    =========

80

--------------------------------------------------------------------------------

                                           ----------------   ------------------- ------------------  -----------------
                                                 MID-CAP             CAPITAL              EQUITY            BALANCED
                                                  FUND          APPRECIATION FUND       INCOME FUND           FUND
                                           ----------------   ------------------- ------------------  -----------------
                                         10/1/99-  10/1/98-   10/1/99-  10/1/98-   10/1/99-  10/1/98-  10/1/99- 10/1/98-
                                         9/30/00   9/30/99    9/30/00   9/30/99    9/30/00  9/30/99    9/30/00  9/30/99
                                         ------------------   -------------------  -----------------  -----------------

OPERATIONS:
   Net Investment Income (Loss)           $   180  $    153  $    244  $    560  $    954  $  1,730  $ 1,087   $  1,424
   Net Realized Gain (Loss) from
     Investment Transactions
     and Futures Contracts                  5,452     2,913    15,918    18,764     6,678    27,864    3,510      4,743
   Net Change in Unrealized
     Appreciation (Depreciation)
     on Investments and
     Futures Contracts                      3,233     2,720    (4,928)    7,939    (4,200)  (11,164)    (465)     3,412
                                          -------  --------  --------  --------  --------  --------  -------   --------
   Net Increase (Decrease) in
     Net Assets from Operations             8,865     5,786    11,234    27,263     3,432    18,430    4,132      9,579
                                          -------  --------  --------  --------  --------  --------  -------   --------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net Investment Income:
     Class A                                 (173)     (175)     (407)     (775)   (1,219)   (1,872)  (1,211)    (1,553)
     Class D                                   --        --        --        --        --        --       --         --
   Net Capital Gains:
     Class A                               (3,370)   (2,535)  (20,458)  (30,075)  (25,817)  (29,773)  (4,888)    (7,596)
     Class D                                   --        --        --        --        --        --       --         --
                                          -------  --------  --------  --------  --------  --------  -------   --------
     Total Distributions                   (3,543)   (2,710)  (20,865)  (30,850)  (27,036)  (31,645)  (6,099)    (9,149)
                                          -------  --------  --------  --------  --------  --------  -------   --------
CAPITAL SHARE TRANSACTIONS:
   Class A:
     Proceeds from Shares Issued           18,223    11,842    21,588    32,245    27,327    28,403    9,765     15,963
     Reinvestment of Cash
       Distributions                        2,602     2,081    13,507    23,588    14,435    14,288    5,078      7,799
     Cost of Shares Redeemed              (18,994)  (17,164)  (63,019)  (86,390)  (63,295)  (65,217) (28,280)   (25,961)
                                          -------  --------  --------  --------  --------  --------  -------   --------

     Increase (Decrease) in Net
       Assets Derived from                  1,831    (3,241)  (27,924)  (30,557)  (21,533)  (22,526) (13,437)    (2,199)
       Class A Transactions               -------  --------  --------  --------  --------  --------  -------   --------

   Class D:                                    --        --        --        --        --        --       --         --
     Proceeds from Shares Issued
     Reinvestment of Cash                      --        --        --        --        --        --       --         --
       Distributions                           --        --        --        --        --        --       --         --
     Cost of Shares Redeemed              -------  --------  --------  --------  --------  --------  -------   --------

     Increase (Decrease) in
       Net Assets Derived from                 --        --        --        --        --        --       --         --
       Class D Transactions               -------  --------  --------  --------  --------  --------  -------   --------

     Increase (Decrease) in
       Net Assets Derived
       from Capital Share
       Transactions                         1,831    (3,241)  (27,924)  (30,557)  (21,533)  (22,526) (13,437)    (2,199)
                                          -------  --------  --------  --------  --------  --------  -------   --------
     Net Increase (Decrease)                7,153      (165)  (37,555)  (34,144)  (45,137)  (35,741) (15,404)    (1,769)
       in Net Assets                      -------  --------  --------  --------  --------  --------  -------   --------

NET ASSETS:
Beginning of Period                        34,995    35,160    84,597   118,741    80,835   116,576   54,487     56,256
                                          -------  --------  --------  --------  --------  --------  -------   --------
End of Period                             $42,148  $ 34,995  $ 47,042  $ 84,597  $ 35,698  $ 80,835  $39,083   $ 54,487
                                          =======  ========  ========  ========  ========  ========  =======   ========
SHARES ISSUED AND REDEEMED:
   Class A:
     Shares Issued                          1,124       755     1,816     2,359     2,475     2,112      814      1,482
     Shares Issued in Lieu of
       Cash Distributions                     176       140     1,255     1,898     1,571     1,153      429        629
     Shares Redeemed                       (1,184)   (1,102)   (5,482)   (6,336)   (6,630)   (4,822)  (2,371)    (2,018)
                                          -------  --------  --------  --------  --------  --------  -------   --------
     Total Class A Transactions               116      (207)   (2,411)   (2,079)   (2,584)   (1,557)  (1,128)        93
                                          -------  --------  --------  --------  --------  --------  -------   --------
   Class D:
     Shares Issued                             --        --        --        --        --        --       --         --
     Shares Issued in Lieu of
       Cash Distributions                      --        --        --        --        --        --       --         --
     Shares Redeemed                           --        --        --        --        --        --       --         --
                                          -------  --------  --------  --------  --------  --------  -------   --------
     Total Class D Transactions                --        --        --        --        --        --       --         --
                                          -------  --------  --------  --------  --------  --------  -------   --------
Increase (Decrease) in Share
   Transactions                               116      (207)   (2,411)   (2,079)   (2,584)   (1,557)  (1,128)        93
                                          =======   =======  ========  ========  ========  ========  =======   ========

--------------------------------------------------------------------------------

                                        ------------------ ------------------
                                               CORE FIXED        HIGH YIELD
                                               INCOME FUND       BOND FUND
                                        ------------------ -------------------
                                         10/1/99-  10/1/98-  10/1/99-  10/1/98-
                                         9/30/00   9/30/99   9/30/00   9/30/99
                                        ------------------ -------------------
OPERATIONS:
   Net Investment Income (Loss)        $  168,394 $  103,984 $ 64,142  $ 39,761
   Net Realized Gain (Loss) from
     Investment Transactions
     and Futures Contracts                 (8,702)   (32,847)  (9,654)   (1,682)
   Net Change in Unrealized
     Appreciation (Depreciation)
     on Investments and
     Futures Contracts                     31,396    (89,226) (55,882)  (26,407)
                                       ---------- ---------- --------  --------
   Net Increase (Decrease) in
     Net Assets from Operations           191,088    (18,089)  (1,394)   11,672
                                       ---------- ---------- --------  --------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net Investment Income:
     Class A                             (168,653)  (103,767) (64,133)  (39,761)
     Class D                                   --         --       --        --
   Net Capital Gains:
     Class A                                   --    (32,584)      --    (1,963)
     Class D                                   --         --       --        --
                                       ---------- ---------- --------  --------
     Total Distributions                 (168,653)  (136,351) (64,133)  (41,724)
                                       ---------- ---------- --------  --------
CAPITAL SHARE TRANSACTIONS:
   Class A:
     Proceeds from Shares Issued        1,371,881  1,496,575  388,032   277,641
     Reinvestment of Cash
       Distributions                      152,255    117,984   61,918    40,166
     Cost of Shares Redeemed             (781,921)  (576,951)(127,700)  (95,474)
                                       ---------- ---------- --------  --------

     Increase (Decrease) in Net
       Assets Derived from                742,215  1,037,608  322,250   222,333
       Class A Transactions            ---------- ---------- --------  --------

   Class D:                                    --         --       --        --
     Proceeds from Shares Issued
     Reinvestment of Cash                      --         --       --        --
       Distributions                           --         --       --        --
     Cost of Shares Redeemed           ---------- ---------- --------  --------

     Increase (Decrease) in
       Net Assets Derived from                 --         --       --        --
       Class D Transactions            ---------- ---------- --------  --------

     Increase (Decrease) in
       Net Assets Derived
       from Capital Share
       Transactions                       742,215  1,037,608  322,250   222,333
                                       ---------- ---------- --------  --------
     Net Increase (Decrease)              764,650    883,168  256,723   192,281
       in Net Assets                   ---------- ---------- --------  --------

NET ASSETS:
Beginning of Period                     2,348,453  1,465,285  507,218   314,937
                                       ---------- ---------- --------  --------
End of Period                          $3,113,103 $2,348,453 $763,941  $507,218
                                       ========== ========== ========  ========
SHARES ISSUED AND REDEEMED:
   Class A:
     Shares Issued                        138,379    144,349   39,913    26,304
     Shares Issued in Lieu of
       Cash Distributions                  15,329     11,370    6,462     3,807
     Shares Redeemed                      (78,988)   (55,637) (13,109)   (9,051)
                                       ---------- ---------- --------  --------
     Total Class A Transactions            74,720    100,082   33,266    21,060
                                       ---------- ---------- --------  --------
   Class D:
     Shares Issued                             --         --       --        --
     Shares Issued in Lieu of
       Cash Distributions                      --         --       --        --
     Shares Redeemed                           --         --       --        --
                                       ---------- ---------- --------  --------
     Total Class D Transactions                --         --       --        --
                                       ---------- ---------- --------  --------
Increase (Decrease) in Share
   Transactions                            74,720    100,082   33,266    21,060
                                       ========== ========== ========  ========

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- FOR THE PERIODS ENDED SEPTEMBER 30,

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                     NET REALIZED
                                          AND                        DISTRIBUTIONS
          NET ASSET       NET         UNREALIZED     DIVIDENDS         FROM
           VALUE,      INVESTMENT       GAINS/        FROM NET        REALIZED        NET ASSET               NET ASSETS
          BEGINNING      INCOME        (LOSSES)      INVESTMENT        CAPITAL        VALUE, END     TOTAL     END OF
          OF PERIOD      (LOSS)     ON SECURITIES      INCOME           GAINS         OF PERIOD     RETURN    PERIO (000)
----------------------------------------------------------------------------------------------------------------------------

--------------------
LARGE CAP VALUE FUND
--------------------
  CLASS A
  2000    $18.97        $ 0.27         $ 0.56        $(0.26)          $(0.84)         $18.70          4.47%   $3,548,830
  1999     17.31          0.24           2.67         (0.24)           (1.01)          18.97         17.13     2,452,540
  1998     19.37          0.25          (0.42)        (0.26)           (1.63)          17.31         (1.40)    1,410,903
  1997     14.78          0.28           5.77         (0.29)           (1.17)          19.37         44.12       866,826
  1996     13.00          0.32           2.01         (0.26)           (0.29)          14.78         18.33       515,011
---------------------
LARGE CAP GROWTH FUND
---------------------
  CLASS A
  2000    $28.58        $(0.04)        $ 8.67        $   --           $(0.97)         $36.24         30.67%   $4,898,050
  1999     21.01         (0.05)          7.92            --            (0.30)          28.58         37.74     2,626,807
  1998     20.40          0.03           1.62         (0.04)           (1.00)          21.01          8.35     1,379,199
  1997     15.03          0.03           6.33         (0.05)           (0.94)          20.40         44.35       800,479
  1996     12.75          0.07           2.51         (0.08)           (0.22)          15.03         20.59       482,079
--------------------------
TAX-MANAGED LARGE CAP FUND
--------------------------
  CLASS A
  2000    $12.65        $ 0.09         $ 1.00        $(0.09)          $(0.03)         $13.62          8.66%   $1,969,302
  1999      9.61          0.08           3.04         (0.08)              --           12.65         32.60       710,136
  1998(1)  10.00          0.04          (0.42)        (0.01)              --            9.61         (3.82)      170,097
---------------------
SMALL CAP  VALUE FUND
---------------------
  CLASS A
  2000    $14.06        $ 0.15         $ 2.05        $(0.13)          $   --          $16.13         15.74%   $  897,276
  1999     13.67          0.05           0.57         (0.05)           (0.18)          14.06          4.47       572,125
  1998     17.85          0.05          (2.22)        (0.04)           (1.97)          13.67        (13.68)      430,010
  1997     13.17          0.05           5.74         (0.05)           (1.06)          17.85         47.16       323,337
  1996     12.19          0.02           1.27         (0.01)           (0.30)          13.17         10.86       163,177
---------------------
SMALL CAP GROWTH FUND
---------------------
  CLASS A
  2000    $21.12        $(0.01)        $11.28        $   --           $(1.82)         $30.57         55.28%   $1,575,462
  1999     13.68         (0.12)          7.62            --            (0.06)          21.12         55.00       931,024
  1998     19.32         (0.08)         (4.92)           --            (0.64)          13.68        (26.53)      536,393
  1997     20.51          0.02           2.64            --            (3.85)          19.32         17.23       561,414
  1996     19.88         (0.08)          4.37            --            (3.66)          20.51         26.56       380,525
  CLASS D
  2000    $20.63        $ 0.29         $10.63        $   --           $(1.82)         $29.73         54.87%*    $  4,330
  1999     13.40         (0.26)          7.55            --            (0.06)          20.63         54.58*        2,414
  1998     18.99         (0.14)         (4.81)           --            (0.64)          13.40        (26.74)*       1,951
  1997     20.29         (0.11)          2.66            --            (3.85)          18.99         16.80*        2,202
  1996     19.78         (0.07)          4.24            --            (3.66)          20.29         26.01*        1,826

                                                          RATIO OF NET
                           RATIO OF NET      RATIO OF      INVESTMENT
                            INVESTMENT       EXPENSES     INCOME (LOSS)
              RATIO OF      INCOME         TO AVERAGE    TO AVERAGE
               EXPENSES      (LOSS)         NET ASSETS    NET ASSETS         PORTFOLIO
              TO AVERAGE    TO AVERAGE       (EXCLUDING    (EXCLUDING         TURNOVER
              NET ASSETS    NET ASSETS        WAIVERS)      WAIVERS)            RATE
---------------------------------------------------------------------------------------

--------------------
LARGE CAP VALUE FUND
--------------------
  CLASS A
  2000            0.85%        1.55%          0.97%         1.43%                70%
  1999            0.85         1.26           0.85          1.26                 49
  1998            0.85         1.42           0.85          1.42                 79
  1997            0.85         1.74           0.85          1.74                 67
  1996            0.83         2.31           0.83          2.31                 75
----------------
LARGE CAP GROWTH
----------------
  CLASS A
  2000            0.85%       (0.32)%         1.02%        (0.49)%               69%
  1999            0.85        (0.24)          0.90         (0.29)                45
  1998            0.85         0.11           0.90          0.06                 80
  1997            0.85         0.22           0.90          0.17                 73
  1996            0.82         0.50           0.87          0.45                 90
--------------------------
TAX-MANAGED LARGE CAP FUND
--------------------------
  CLASS A
  2000            0.85%        0.69%          1.06%         0.48%                47%
  1999            0.85         0.71           0.90          0.66                 21
  1998(1)         0.85         1.18           0.90          1.13                 12
--------------------
SMALL CAP VALUE FUND
--------------------
  CLASS A
  2000            1.10%        1.03%          1.28%         0.85%               119%
  1999            1.10         0.38           1.10          0.38                130
  1998            1.10         0.34           1.10          0.34                 77
  1997            1.11         0.37           1.11          0.37                 98
  1996            1.11         0.15           1.11          0.15                121
---------------------
SMALL CAP GROWTH FUND
---------------------
  CLASS A
  2000            1.10%       (0.74)%         1.27%        (0.91)%             182%
  1999            1.10        (0.72)          1.10         (0.72)              141
  1998            1.10        (0.56)          1.10         (0.56)              128
  1997            1.10        (0.60)          1.10         (0.60)              107
  1996            1.10        (0.63)          1.11         (0.64)              167
  CLASS D
  2000            1.35%       (0.99)%         1.41%        (1.05)%             182%
  1999            1.42        (1.04)          1.47         (1.09)              141
  1998            1.46        (0.92)          1.46         (0.92)              128
  1997            1.46        (0.95)          1.46         (0.95)              107
  1996            1.49        (1.02)          1.49         (1.02)              167

82


                                        NET REALIZED
                                            AND                        DISTRIBUTIONS
               NET ASSET                UNREALIZED       DIVIDENDS         FROM
                 VALUE,       NET          GAINS         FROM NET        REALIZED       NET ASSET                       NET ASSETS
               BEGINNING   INVESTMENT     (LOSSES)       INVESTMENT       CAPITAL       VALUE, END      TOTAL             END OF
               OF PERIOD    INCOME     ON SECURITIES      INCOME           GAINS        OF PERIOD      RETURN          PERIOD (000)
------------------------------------------------------------------------------------------------------------------------------------

------------
MID-CAP FUND
------------
  CLASS A
  2000          $15.19     $ 0.07         $ 3.76         $(0.07)         $(1.53)          $17.42        27.14%           $ 42,148
  1999           14.00       0.07           2.21          (0.07)          (1.02)           15.19        16.53              34,995
  1998           19.56       0.13          (2.67)         (0.15)          (2.87)           14.00       (15.41)             35,160
  1997           14.96       0.13           5.86          (0.14)          (1.25)           19.56        43.13              35,047
  1996           13.04       0.18           1.89          (0.15)             --            14.96        16.03              24,954
-------------------------
CAPITAL APPRECIATION FUND
-------------------------
  CLASS A
  2000          $13.23     $ 0.05         $ 2.03         $(0.08)         $(3.43)          $11.80        18.46%           $ 47,042
  1999           14.01       0.07           2.92          (0.09)          (3.68)           13.23        23.13              84,597
  1998           18.20       0.16           0.92          (0.16)          (5.11)           14.01         7.08             118,741
  1997           18.14       0.21           4.65          (0.22)          (4.58)           18.20        34.02             164,238
  1996           16.70       0.20           3.18          (0.17)          (1.77)           18.14        22.14             236,581
------------------
EQUITY INCOME FUND
------------------
  CLASS A
  2000          $12.59     $ 0.20         $ 0.50         $(0.22)         $(3.77)          $ 9.30         6.60%           $ 35,698
  1999           14.61       0.24           1.87          (0.24)          (3.89)           12.59        15.35              80,835
  1998           18.02       0.41          (0.09)         (0.38)          (3.35)           14.61         1.51             116,576
  1997           16.40       0.39           4.33          (0.42)          (2.68)           18.02        33.46             173,766
  1996           16.07       0.49           2.20          (0.41)          (1.95)           16.40        18.17             202,823
-------------
BALANCED FUND
-------------
  CLASS A
  2000          $12.49     $ 0.28         $ 0.80         $(0.31)         $(1.18)          $12.08         9.18%           $ 39,083
  1999           13.17       0.31           1.10          (0.34)          (1.75)           12.49        11.22              54,487
  1998           14.06       0.41           0.80          (0.40)          (1.70)           13.17         9.49              56,256
  1997           13.94       0.41           2.27          (0.42)          (2.14)           14.06        22.38              51,195
  1996           12.76       0.42           1.44          (0.34)          (0.34)           13.94        15.01              57,915

* SALES LOAD IS NOT REFLECTED IN TOTAL RETURN.

(1) TAX MANAGED LARGE CAP CLASS A SHARES WERE OFFERED BEGINNING MARCH 4, 1998. ALL RATIOS HAVE BEEN ANNUALIZED.
AMOUNTS  DESIGNATED AS "--" ARE ZERO OR HAVE BEEN ROUNDED TO ZERO.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                                         RATIO OF NET
                                        RATIO OF           RATIO          INVESTMENT
                                           NET          OF EXPENSES         INCOME
                      RATIO OF         INVESTMENT       TO AVERAGE        TO AVERAGE
                      EXPENSES           INCOME         NET ASSETS        NET ASSETS    PORTFOLIO
                     TO AVERAGE        TO AVERAGE       (EXCLUDING        (EXCLUDING     TURNOVER
                     NET ASSETS        NET ASSETS         WAIVERS)          WAIVERS)       RATE
-------------------------------------------------------------------------------------------------

------------
MID-CAP FUND
------------
  CLASS A
  2000                   1.00%            0.48%             1.05%            0.43%         170%
  1999                   1.00             0.40              1.00             0.40          139
  1998                   1.00             0.93              1.00             0.93          106
  1997                   0.93             0.79              0.94             0.78           92
  1996                   0.77             1.28              0.88             1.17          101
--------------------
CAPITAL APPRECIATION
--------------------
  CLASS A
  2000                   0.84%            0.41%             1.02%            0.23%         140%
  1999                   0.84             0.47              0.91             0.41          147
  1998                   0.84             1.03              0.89             0.98          238
  1997                   0.84             1.20              0.89             1.15          178
  1996                   0.84             1.20              0.86             1.18          153
------------------
EQUITY INCOME FUND
------------------
  CLASS A
  2000                   0.85%            1.88%             1.02%            1.71%          91%
  1999                   0.85             1.66              0.91             1.60           75
  1998                   0.85             1.85              0.90             1.80           66
  1997                   0.85             2.38              0.90             2.33           40
  1996                   0.83             3.00              0.86             2.97           43
-------------
BALANCED FUND
-------------
  CLASS A
  2000                   0.75%            2.34%             1.02%            2.07%         205%
  1999                   0.75             2.39              0.75             2.39          188
  1998                   0.75             2.90              0.80             2.85          183
  1997                   0.75             3.15              0.81             3.09          197
  1996                   0.75             2.98              0.84             2.89          143

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- FOR THE PERIODS ENDED SEPTEMBER 30,

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD


                                               NET REALIZED
                                                    AND                        DISTRIBUTIONS
                   NET ASSET                    UNREALIZED      DIVIDENDS         FROM
                     VALUE,          NET           GAINS         FROM NET        REALIZED        NET ASSET
                   BEGINNING      INVESTMENT     (LOSSES)       INVESTMENT       CAPITAL         VALUE, END      TOTAL
                   OF PERIOD        INCOME    ON SECURITIES       INCOME          GAINS          OF PERIOD       RETURN
-------------------------------------------------------------------------------------------------------------------------------

----------------------
CORE FIXED INCOME FUND
----------------------
 CLASS A
  2000              $10.03         $ 0.62         $ 0.05         $(0.62)         $   --           $10.08         6.97%
  1999               10.92           0.56          (0.66)         (0.56)          (0.23)           10.03        (0.96)
  1998               10.40           0.61           0.54          (0.61)          (0.02)           10.92        11.42
  1997               10.23           0.63           0.33          (0.63)          (0.16)           10.40         9.80
  1996               10.46           0.64          (0.18)         (0.69)             --            10.23         4.51
--------------------
HIGH YIELD BOND FUND
--------------------
  CLASS A
  2000              $10.11         $ 0.96         $(0.96)        $(0.96)         $   --           $ 9.15        (0.09)%
  1999               10.81           1.02          (0.64)         (1.02)          (0.06)           10.11         3.51
  1998               11.66           1.04          (0.75)         (1.04)          (0.10)           10.81         2.25
  1997               11.14           1.04           0.57          (1.04)          (0.05)           11.66        15.30
  1996               10.64           0.94           0.62          (1.03)          (0.03)           11.14        15.46

  AMOUNTS DESIGNATED AS "--" ARE ZERO OR HAVE BEEN ROUNDED TO ZERO.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                                                                                                 RATIO OF NET
                                                                 RATIO OF           RATIO         INVESTMENT
                                                                    NET          OF EXPENSES        INCOME
                                               RATIO OF         INVESTMENT       TO AVERAGE       TO AVERAGE
                           NET ASSETS          EXPENSES           INCOME         NET ASSETS       NET ASSETS     PORTFOLIO
                             END OF           TO AVERAGE        TO AVERAGE       (EXCLUDING       (EXCLUDING     TURNOVER
                          PERIOD (000)        NET ASSETS        NET ASSETS         WAIVERS)        WAIVERS)        RATE
----------------------------------------------------------------------------------------------------------------------------

----------------------
CORE FIXED INCOME FUND
----------------------
 CLASS A
  2000                     $3,113,103             0.60%            6.27%             0.83%            6.04%         265%
  1999                      2,348,453             0.60             5.47              0.60             5.47          334
  1998                      1,465,285             0.60             5.77              0.60             5.77          344
  1997                      1,063,335             0.60             6.17              0.61             6.16          216
  1996                        655,300             0.57             6.24              0.64             6.17          311
--------------------
HIGH YIELD BOND FUND
--------------------
  CLASS A                                                                                                                  3
  2000                     $  763,941             0.85%            9.92%             1.12%            9.65%          40%
  1999                        507,218             0.85             9.62              0.89             9.58           17
  1998                        314,937             0.85             8.94              0.89             8.90           56
  1997                        236,457             0.86             9.33              0.91             9.28           68
  1996                        107,545             0.87             9.01              0.94             8.94           55

84

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- SEPTEMBER 30, 2000

1.    ORGANIZATION

      SEI Institutional Managed Trust (the "Trust") is organized as a Massachusetts Business Trust under a Declaration of Trust dated October 20, 1986. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment company with eleven diversified Funds (the "Funds"): Large Cap Value, Large Cap Growth, Tax-Managed Large Cap, Small Cap Value, Small Cap Growth, Mid-Cap, Capital Appreciation, Equity Income, Balanced, Core Fixed Income and High Yield Bond Funds. The Trust is registered to offer Class A shares of the Large Cap Value, Large Cap Growth, Tax-Managed Large Cap, Small Cap Value, Small Cap Growth, Mid-Cap, Capital Appreciation, Equity Income, Balanced, Core Fixed Income and High Yield Bond Funds and Class D shares of the Small Cap Growth Fund. The Funds' prospectus provides a description of each Funds' investment objective, policies, and strategies.

2.    SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of the significant accounting policies followed by the Trust. The preparation of financial statements in conformity with generally accepted accounting principles requires the use of management estimates. Actual results could differ from the estimates.
     SECURITY VALUATION--Investments in equity securities which are traded on a national securities exchange (or reported on NASDAQ national market system) are stated at the last quoted sales price if readily available for such equity securities on each business day; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations with remaining maturities in excess of sixty days are valued at the most recently quoted bid price. Debt obligations with remaining maturities of sixty days or less are valued at their amortized cost which approximates market value. Securities for which quotations are not readily available are valued at fair value using methods determined in good faith under general Trustee supervision.
     FEDERAL INCOME TAXES--It is each Fund's intention to qualify as a regulated investment company for Federal income tax purposes and distribute all of its taxable income (including net capital gains). Accordingly, no provision for Federal income taxes is required.
      NET ASSET VALUE PER SHARE--Net asset value per share is calculated on a daily basis by dividing the assets of each Fund less its liabilities by the number of outstanding shares of the Fund.
     REPURCHASE AGREEMENTS--Securities pledged as collateral for repurchase agreements are held by each Fund's custodian bank until maturity of the repurchase agreement. The Funds also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker's custodian bank in a segregated account until maturity of the repurchase agreement. Provisions of the repurchase agreement and procedures adopted by the Manager and the Advisers of the Trust require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.
     COMPENSATING BALANCES--Funds with cash overdrafts in excess of $100,000 are required to leave 112% in compensating balance with First Union, the custodian of the Trust, on the following day. Funds with positive cash balances in excess of $100,000 are allowed to overdraw 90% of the balance with First Union on the following day.
     DISCOUNT AND PREMIUM AMORTIZATION--Amortization and accretion is calculated using the effective interest method over the holding period of the security. Amortization of premiums and discounts is included in interest income.
     EXPENSES--Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Funds are prorated to the Funds on the basis of relative net assets.
     CLASSES--Class-specific expenses are borne by that class of shares. Income, realized and unrealized gains/losses and non class-specific expenses are

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- SEPTEMBER 30, 2000

allocated to the respective classes on the basis of relative daily net assets.
     FUTURES CONTRACTS--The Large Cap Value, Large Cap Growth, Tax-Managed Large Cap, Capital Appreciation and Equity Income Funds utilized S&P 500 Composite Index futures contracts; the Small Cap Value and the Small Cap Growth Funds utilized the Russell 2000 Index future contracts and the S&P 500 Composite Index future contracts; and the Core Fixed Income Fund utilized U.S. Long T-Bond, five and ten year note, and Euro futures contracts during the period ended September 30, 2000 . The Funds' investment in S&P 500 Composite Index futures contracts is designed to enable the Funds to more closely approximate the performance of their benchmark indices. The Core Fixed Income Fund's use of futures contracts is primarily for tactical hedging purposes. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized losses or gains are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.
     Risks related to futures contracts include the possibility that there may not be a liquid market for the contracts, that changes in the values of the contract may not directly correlate with changes in the values of the underlying securities, and that the counterparty to a contract may default on its obligation to perform. Futures contracts involve risk of loss in excess of the amounts recognized in the Statement of Net Assets to the extent of the contract amounts.

     The following Funds had futures contracts open as of September 30, 2000:

                                                                           CONTRACT                       UNREALIZED
                                        TYPE OF            NUMBER OF         VALUE         EXPIRATION    DEPRECIATION
FUND                                   CONTRACT            CONTRACTS         (000)            DATE           (000)
--------------------------      ----------------------- ---------------   ------------     ----------   ---------------

Large Cap Value Fund            S&P 500 Composite Index       49          $17,858           12/15/00         $ (50)
                                                                                                             -----
Large Cap Growth Fund           S&P 500 Composite Index       86           31,409           12/15/00          (154)
                                                                                                             -----
Tax Managed Large Cap Fund      S&P 500 Composite Index       62           22,706           12/15/00          (173)
                                                                                                             -----
Small Cap Value Fund            Russell 2000 Index            46           12,587           12/15/00          (457)
                                S&P 500 Composite Index       23            8,446           12/15/00           (87)
                                                                                                             -----
                                                                                                              (544)
                                                                                                             -----
Small Cap Growth Fund           Russell 2000 Index            93           25,121           12/15/00          (598)
                                S&P 500 Composite Index        8            2,928           12/15/00           (20)
                                                                                                             -----
                                                                                                              (618)
                                                                                                             -----
Capital Appreciation Fund       S&P 500 Composite Index        7            2,647           12/15/00          (103)
                                                                                                             -----
Equity Income Fund              S&P 500 Composite Index        9            3,325           12/15/00           (54)
                                                                                                             -----

--------------------------------------------------------------------------------




                                                                                                             UNREALIZED
                                                                              CONTRACT                      APPRECIATION
                               TYPE OF                        NUMBER OF         VALUE         EXPIRATION   (DEPRECIATION)
FUND                          CONTRACT                        CONTRACTS         (000)            DATE           (000)
----------------------  ----------------------------------- ------------    ----------       ------------   ------------

Core Fixed Income Fund  September 2000 U.S. Long Bond         1,844          181,652           10/06/00       $  (824)
                        September 2000 U.S. Long Bond        (1,844)        (181,509)          10/06/00           681
                        September 2000 Ten Year Note            899           88,558           10/06/00         1,300
                        September 2000 Ten Year Note           (899)         (89,061)          10/06/00          (796)
                        September 2000 Ten Year Agency Note     196           18,270           10/06/00           129
                        September 2000 Ten Year Agency Note    (196)         (18,413)          10/06/00            13
                        September 2000 Five Year Note         1,660          163,824           10/06/00         2,539
                        September 2000 Five Year Note        (1,660)        (164,291)          10/06/00        (2,072)
                        December 2000 Ten Year Note            (276)         (27,567)          01/02/01           (93)
                        December 2000 Ten Year Note            (310)         (30,914)          01/02/01          (154)
                        December 2000 Ten Year Agency Note      547           51,328           12/29/00           389
                        December 2000 U.S. Long Bond             28            2,754           12/20/00             8
                        December 2000 U.S. Long Bond          1,835          181,908           12/20/00          (874)
                        December 2000 U.S. Long Bond         (1,057)        (104,634)          12/20/00           355
                        December 2000 Five Year Note            349           34,998           01/02/01            93
                        December 2000 Five Year Note             (1)            (100)          01/02/01            --
                        December 2000 Five Year Note            502           50,413           01/02/01            61
                        December 2000 Five Year Note         (1,876)        (188,509)          01/02/01          (117)
                        June 2001 Euro$                         (55)         (12,798)          06/18/01           (60)
                        June 2001 Euro$                          55           12,781           06/18/01            77
                                                                                                              -------
                                                                                                              $   655

     OPTION SELLING/PURCHASING -- Each Fund may invest in financial options contracts solely for the purpose of hedging its existing fund securities, or securities that the Fund intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. When the Fund sells or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions.
     TBA AND OTHER PURCHASE COMMITMENTS -- The Funds may enter into purchase commitments to purchase securities for a fixed price at a future date. Purchase commitments may be considered securities and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, which risk is in addition to the risk of decline in the value of a Fund's other assets. Unsettled purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Security Valuation" above.
     STRUCTURED NOTES AND INDEXED NOTES--The Core Fixed Income Fund may invest in structured notes and indexed notes whose values are linked either directly or inversely to changes in foreign currency exchange rates, interest rates, indices, or other reference instruments. The values of these instruments may be more volatile than the rates, indices or instruments to which they refer, but any loss is limited to the amount of the original investment.
     RESTRICTED SECURITIES--Certain of the Fund's investments are restricted as to resale. The table below shows the number of shares held, the acquisition date,

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- SEPTEMBER 30, 2000

cost, market value as of September 30, 2000, value per share of such securities and percentage of net assets which the securities comprise:

                                  NUMBER      ACQUISITION
                                 OF SHARES        DATE              COST
                                 ---------    ------------         ------
CORE FIXED INCOME FUND
Enterprise Mortgage
   Acceptance, Ser 1991-1, IO    1,540,738        03/31/99       $  104,763
FFCA Secured Lending
   Series 1997-1, IO            20,851,282        03/17/99          964,372

                              MARKET VALUE       VALUE PER    PERCENTAGE OF
                              AT 09/30/00          SHARE        NET ASSETS
                              ------------       ---------    -------------
CORE FIXED INCOME FUND
Enterprise Mortgage
   Acceptance, Ser 1991-1, IO     $ 96,958            0.06            0.00%
FFCA Secured Lending
   Series 1997-1, IO               804,729            0.04            0.03

                                 NUMBER        ACQUISITION
                                OF SHARES          DATE             COST
                                ----------     -----------         ------
HIGH YIELD BOND FUND
Drypers, Ser B                   1,450,000        03/13/98       $1,450,000

                              MARKET VALUE       VALUE PER    PERCENTAGE OF
                              AT 09/30/00          SHARE        NET ASSETS
                              ------------      ----------    -------------
HIGH YIELD BOND FUND
Drypers, Ser B                    $232,000           $0.16            0.03%

     DISTRIBUTIONS -- Distributions from net investment income and net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under generally accepted accounting principles. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital in the period that the difference arises.
     The Large Cap Value, Large Cap Growth, Small Cap Value, and Small Cap Growth Funds utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
     OTHER--Security transactions are recorded on the trade date of the security purchase or sale. Costs used in determining net realized capital gains and losses on the sale of securities are those of the specific securities sold. Dividend income is recognized on the ex-dividend date, and interest income is recognized using the accrual basis of accounting.
     The market values of the Core Fixed Income Fund's investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Changes by recognized rating agencies in the ratings of any fixed income security and in the ability of an issuer to make payments of interest and principal may also affect the value of these investments.
     RECLASSIFICATION OF COMPONENTS OF NET ASSETS--The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principals. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital or accumulated net realized gain, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences, primarily attributable to net operating losses and the classification of short-term capital gains and ordinary income for tax purposes, have been reclassified to/from the following accounts:

                                                                       UNDISTRI-
                                                                       BUTED NET
                                                   ACCUMULATED        INVESTMENT
                              PAID-IN-              REALIZED            INCOME/
                              CAPITAL                 GAIN/              (LOSS)
                              (000)                (LOSS) (000)          (000)
                              ----------           -------------      ----------
Large Cap Value Fund          $ 5,935               $ (5,935)           $     --
Large Cap Growth Fund          26,310                (38,900)             12,590
Small Cap Value Fund            6,742                 (6,742)                 --
Small Cap Growth Fund         125,458               (135,799)             10,341
Capital Appreciation Fund          --                    (15)                 15

These reclassification have no effect on net assets or net asset value per share.

3.    MANAGEMENT, INVESTMENT
ADVISORY, AND DISTRIBUTION AGREEMENTS

     The Trust and SEI Investments Fund Management (the "Manager"), are parties to a management agreement (the "Agreement") dated January 22, 1987. Under this Agreement, the Manager provides management, administrative, and shareholder servicing for an annual fee of .35% of the average daily net assets of the Large Cap Value, Large Cap Growth, Tax-Managed Large Cap,

--------------------------------------------------------------------------------



Small Cap Value, Small Cap Growth, Mid-Cap, Capital Appreciation, Equity Income, Balanced and High Yield Bond Funds; and .28% of the average daily net assets of the Core Fixed Income Fund. The Manager has agreed to waive all or a portion of its fee in order to limit the operating expenses of a Fund. Any such waiver is voluntary and may be terminated at any time at the Manager's sole discretion.
     SEI Investments Management Corporation ("SIMC") serves as investment adviser to each Fund. In connection with serving as investment adviser, SIMC is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of .35% of the Large Cap Value Fund's average daily net assets, at an annual rate of .40% of the Large Cap Growth, Tax Managed Large Cap, Mid-Cap, Capital Appreciation, Equity Income and Balanced Funds' average daily net assets, at an annual rate of .65% of the Small Cap Value and Small Cap Growth Funds' average daily net assets, at an annual rate of .275% of the Core Fixed Income Fund's average daily net assets and .4875% of the High Yield Bond Fund's average daily net assets. The adviser has voluntarily agreed to waive a portion of its fee in an amount equal to .05% of the average daily net assets of the Large Cap Growth, Tax Managed Large Cap, Capital Appreciation, Equity Income, and Balanced Funds.
     Mellon Equity Associates, LLP, LSV Asset Management L.P., Iridian Asset Management and Sanford C. Bernstein & Co., Inc. each serve as an investment sub-adviser to a portion of the assets of the Large Cap Value Fund and are party to investment sub-advisory agreements with the Trust and SIMC dated December 16, 1994, March 31, 1995, September 25, 2000 and December 15, 1997, respectively. Under the investment sub-advisory agreements, each party receives an annual fee, paid by SIMC.
     Alliance Capital Management L.P., Provident Investment Counsel, Inc., and TCW Investment Management Company each serve as an investment sub-adviser to a portion of the assets of the Large Cap Growth Fund and are party to investment sub-advisory agreements with the Trust and SIMC dated December 16, 1994, May 1, 1996 and September 18, 1998, respectively. Under the investment sub-advisory agreements, each party receives an annual fee, paid by SIMC.
     Alliance Capital Management L.P., Mellon Equity Associates, LLP, Sanford C. Bernstein & Co., Equinox Capital Management and Provident Investment Councel, Inc. each serve as an investment sub-adviser to a portion of the assets of the Tax-Managed Large Cap Fund and are party to investment sub-advisory agreements with the Trust and SIMC dated February 23, 1998, with the exception of Provident Investment Councel, Inc., which started March 22, 2000 and Equinox Capital Management, which started September 25, 2000. Under the investment sub-advisory agreements, each party receives an annual fee, paid by SIMC.
     Boston Partners Asset Management, L.P., LSV Asset Management L.P., Mellon Equity Associates, LLP, Artisan Partners Limited Partnership, Chartwell Investment Partners and Security Capital Global Capital Management Group Inc. each serve as an investment sub-adviser to a portion of the assets of the Small Cap Value Fund and are party to investment sub-advisory agreements with the Trust and SIMC dated November 1, 1995, December 9, 1996, September 10, 1998, March 26, 1999, September 27, 2000 and September 14, 1999, respectively. Under the investment sub-advisory agreements, each party receives an annual fee, paid by SIMC.
     Nicholas-Applegate Capital Management, Wall Street Associates, RS Investment Management, L.P., Sawgrass Asset Management, LLC and Mazama Capital Management, LLC each serve as an investment sub-adviser to a portion of the assets of the Small Cap Growth Fund and are party to investment sub-advisory agreements with the Trust and SIMC dated August 11, 1995, August 11, 1995, March 24, 1998, April 4, 1999 and December 13, 1999, respectively. Under the investment sub-advisory agreements, each party receives an annual fee, paid by SIMC.
     Martingale Asset Management, L.P. serves as investment sub-adviser to the Mid-Cap Fund and is party to an investment sub-advisory agreement with the Trust and SIMC dated August 14, 1995. Under the investment sub-advisory agreement, Martingale Asset Management, L.P. receives an annual fee, paid by SIMC.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- SEPTEMBER 30, 2000

     Provident Investment Counsel, Inc. ("PIC") serves as investment sub-adviser to the Capital Appreciation and Balanced Funds and is party to an investment sub-advisory agreement with the Trust and SIMC dated May 1, 1996. Under the investment sub-advisory agreement, PIC receives an annual fee for each Fund, paid by SIMC.
     HighMark Capital Management, Inc. serves as investment sub-adviser to the Equity Income Fund and is party to an investment sub-advisory agreement with the Trust and SIMC dated April 1, 1996. Under the investment sub-advisory agreement, HighMark Capital Management receives an annual fee, paid by SIMC.
     Western Asset Management Company, BlackRock Financial Management, Inc., and Robert W. Baird & Co., Inc. each serve as an investment sub-adviser to a portion of the assets of the Core Fixed Income Fund and are parties to investment sub-advisory agreements with the Trust and SIMC dated March 20, 2000, January 2, 1996, and March 20, 2000, respectively. Under the investment sub-advisory agreements, each party receives an annual fee, paid by SIMC.
     Credit Suisse Asset Management, LLC and Nomura Corporate Research and Asset Management each serve as an investment sub-adviser to the High Yield Bond Fund and are parties to an investment sub-advisory agreement with the Trust and SIMC dated August 11, 1995, and September 22, 1999, respectively. Under the investment sub-advisory agreement, Credit Suisse Asset Management LLC/Americas receives an annual fee, paid by SIMC.
     SEI Investments Distribution Company (the "Distributor"), a wholly-owned subsidiary of SEI, serves as each Fund's distributor pursuant to a distribution agreement with the Trust. The Trust has adopted a shareholder servicing plan for Class A shares (the "Class A Plan") under which a shareholder servicing fee of up to .25% of average daily net assets attributable to Class A shares will be paid to the Distributor.
     The Trust has adopted a distribution plan for its Class D shares (the "Class D Plan") pursuant to which a 12b-1 fee of up to .30% of the average daily net assets attributable to the Class D shares will be paid to the Distributor. This payment may be used to compensate financial institutions that provide distribution-related services to their customers. Under both the Class A Plan and the Class D Plan, the Distributor may retain as profit any difference between the fee it receives and the amount it pays to third parties.
     The Distribution Agreement between the Distributor and the Trust provides that the Distributor may receive compensation on fund transactions effected for the Trust in accordance with the rules of the Securities and Exchange Commission ("SEC"). Accordingly, it is expected that fund transactions may result in brokerage commissions being paid to the Distributor. The SEC rules require that such commissions not exceed usual and customary commissions.

4.    TRANSACTIONS WITH AFFILIATES

     Certain officers and/or trustees of the Trust are also officers of the Manager. The Trust pays each unaffiliated Trustee an annual fee for attendance of quarterly, interim and committee meetings. Compensation of officers and affiliated Trustees of the Trust is paid by the Manager.
     Each of the Funds have entered into agreements with the Distributor to act as an agent in placing repurchase agreements for the Funds. For its services, the Distributor received $326,413 for the year ended September 30, 2000.

5.    INVESTMENT TRANSACTIONS

     The cost of security purchases and proceeds from the sale of securities, other than temporary cash investments during the year ended September 30, 2000 were as follows:

                                           PURCHASES
                                          ----------
                                U.S. GOV'T.       OTHER         TOTAL
                                   (000)          (000)         (000)
                               ------------   ------------  ------------
Large Cap Value Fund            $       --     $3,000,778     $3,000,778
Large Cap Growth Fund                   --      4,050,178      4,050,178
Tax-Managed Large
  Cap Fund                              --      1,809,629      1,809,629
Small Cap Value Fund                    --        998,712        998,712
Small Cap Growth Fund                   --      2,478,161      2,478,161
Mid-Cap Fund                            --         63,286         63,286
Capital Appreciation Fund               --         75,609         75,609
Equity Income Fund                      --         42,338         42,338
Balanced Fund                       26,521         63,319         89,840
Core Fixed Income Fund           6,532,966        656,430      7,189,396
High Yield Bond Fund                    --        514,990        514,990

--------------------------------------------------------------------------------




                                      SALES
                                     ------------
                              U.S.GOV'T.       OTHER         TOTAL
                                  (000)         (000)        (000)
                              ----------    -----------   -----------
Large Cap Value Fund          $       --    $2,052,471    $2,052,471
Large Cap Growth Fund                 --     2,649,617     2,649,617
Tax-Managed Large
  Cap Fund                            --       630,356       630,356
Small Cap Value Fund                  --       810,130       810,130
Small Cap Growth Fund                 --     2,394,393     2,394,393
Mid-Cap Fund                          --        66,159        66,159
Capital Appreciation Fund             --       118,693       118,693
Equity Income Fund                    --        85,927        85,927
Balanced Fund                     23,874        81,919       105,793
Core Fixed Income Fund         6,119,901       442,178     6,562,079
High Yield Bond Fund                  --       229,348       229,348

     At September 30, 2000, the total cost of securities and the net realized gains or losses on securities sold for Federal income tax purposes was not materially different from amounts reported for financial reporting purposes. The aggregate gross unrealized appreciation and depreciation on investments at September 30, 2000 is as follows:

                                                               NET
                                                             UNREALIZED
                    APPRECIATED         DEPRECIATED         APPRECIATION
                    SECURITIES          SECURITIES        (DEPRECIATION)
                       (000)               (000)              (000)
                   ------------        ------------       ------------
Large Cap
  Value Fund       $  456,581         $(278,715)           $177,866
Large Cap
  Growth Fund       1,460,442          (130,252)          1,330,190
Tax-Managed
  Large Cap Fund      267,651          (123,919)            143,732
Small Cap
  Value Fund          130,001           (56,253)             73,748
Small Cap
  Growth Fund         354,304          (120,201)            234,103
Mid-Cap Fund            6,758            (3,032)              3,726
Capital Appreciation
  Fund                 14,949            (1,496)             13,453
Equity Income Fund      9,402            (1,018)              8,384
Balanced Fund           6,780              (766)              6,014
Core Fixed
  Income Fund          33,142           (39,744)             (6,602)
High Yield
  Bond Fund            12,687          (106,863)            (94,176)

Subsequent to October 31, 1999, the Funds recognized net capital losses for tax purposes that have been deferred to 2001 and can be used to offset future capital gains at September 30, 2001. The funds also had capital loss carryforwards at September 30, 2000 as follows:

                          CAPITAL                                   POST
                           LOSS                                     10/31
                         CARRYOVER      EXPIRES      EXPIRES       DEFERRED
                         09/30/00        2007         2008          LOSS
                           (000)         (000)        (000)         (000)
                         ---------      -------     --------      ---------
Tax Managed Large
   Cap Fund                $ 1,508          $--      $ 1,508        $22,675
Core Fixed Income
   Fund                     35,450           --       35,450          1,013
High Yield Bond Fund         3,723            8        3,715          6,493

6.    WRITTEN OPTIONS TRANSACTIONS

     Written option transactions entered into during the year ending September 30, 2000 are summarized as follows:

                                CORE FIXED INCOME FUND
                            --------------------------------
                                                 PREMIUM
                           # OF CONTRACTS         (000)
                          ----------------      ----------
Balance at the beginning
   of period                        865        $    775
Written                          11,345           6,990
Expired                          (3,019)         (1,391)
Exercised                            --              --
Closing Buys                     (5,597)         (4,124)
                            -----------        --------
Balanced at the
   end of period                  3,594        $  2,250
                            ===========        ========

     At September 30, 2000 the Core Fixed Income Fund had sufficient cash and/or securities at least equal to the value of written options.

7.    LINE OF CREDIT

     The Large Cap Growth, Small Cap Growth, Mid-Cap, Capital Appreciation, Equity Income, Balanced, Core Fixed Income and High Yield Bond Funds collectively entered into an agreement which enbables them to participate in a $21,513,926 unsecured line of credit with Chase Manhattan Bank. Interest is charged to each participating Fund based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.625%. Borrowings under the line of credit are secured by investment securities of the Funds equal to 110% of such borrowings which may not exceed 10% of the Fund's total assets. During the year ended September 30, 2000, no borrowings were made from this line of credit.

REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------


To the Shareholders and Board of Trustees of SEI Institutional Managed Trust

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Large Cap Value, Large Cap Growth, Tax-Managed Large Cap, Small Cap Value, Small Cap Growth, Mid-Cap, Capital Appreciation, Equity Income, Balanced, Core Fixed Income and High Yield Bond Funds (constituting SEI Institutional Managed Trust, hereafter referred to as the "Trust") at September 30, 2000, the results of their operations, the changes in their net assets and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
November 17, 2000

NOTICE TO SHAREHOLDERS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- SEPTEMBER 30, 2000  (UNAUDITED)

For shareholders that do not have a September 30, 2000 taxable year end, this notice is for informational purposes only. For shareholders with a September 30, 2000 taxable year end, please consult your tax adviser as to the pertinence of this notice.

For the fiscal year ended September 30, 2000 the funds of the SEI Institutional Managed Trust are designating long term capital gains and qualifying dividend income with regard to distributions paid during the year as follows:

                              (A)*         (B)*
                            LONG TERM    ORDINARY
                          CAPITAL GAINS    INCOME        TOTAL       (C)**
                          DISTRIBUTIONS DISTRIBUTIONS DISTRIBUTIONS QUALIFYING
     FUND                  (TAX BASIS)   (TAX BASIS)  (TAX BASIS)  DIVIDENDS(1)
     --------             ------------- ------------- ------------ -------------
     Large Cap Value Fund     37%            63%            100%            66%
     Large Cap Growth Fund    93              7             100             49
     Tax-Managed
       Large Cap Fund         19             81             100             99
     Small Cap Value Fund     15             85             100             38
     Small Cap Growth Fund    35             65             100              1
     Mid-Cap Fund             82             18             100             43
     Capital Appreciation
       Fund                   74             26             100              8
     Equity Income Fund       75             25             100             51
     Balanced Fund            34             66             100              8
     Core Fixed Income
       Fund                   --            100             100             --
     High Yield Bond Fund     --            100             100             --


(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction.
* Items (A) and (B) are based on the percentage of each fund's total distribution.
** Item (C) is based on the percentage of ordinary income distributions of each fund.

                                      NOTES

-------------------------------------
SEI INSTITUTIONAL
MANAGED TRUST
-------------------------------------
ANNUAL REPORT
-------------------------------------
SEPTEMBER 30, 2000

Robert A. Nesher
CHAIRMAN

TRUSTEES
William M. Doran
F. Wendell Gooch
James M. Storey
George J. Sullivan, Jr.
Rosemarie B. Greco

OFFICERS
Edward D. Loughlin
PRESIDENT AND CHIEF EXECUTIVE OFFICER

Lydia Gavalis
VICE PRESIDENT, ASSISTANT SECRETARY

Cynthia M. Parrish
VICE PRESIDENT, ASSISTANT SECRETARY

Todd Cipperman
VICE PRESIDENT, ASSISTANT SECRETARY

Kathy Heilig
VICE PRESIDENT, ASSISTANT SECRETARY

Timothy D. Barto
VICE PRESIDENT, ASSISTANT SECRETARY

James Foggo
VICE PRESIDENT, ASSISTANT SECRETARY

Kevin P. Robins
VICE PRESIDENT, ASSISTANT SECRETARY

Mark Nagle
CONTROLLER AND CHIEF FINANCIAL OFFICER

Christine McCullough
VICE PRESIDENT, ASSISTANT SECRETARY

Richard W. Grant
SECRETARY

INVESTMENT ADVISER
SEI Investments Management Corporation

MANAGER AND SHAREHOLDER SERVICING AGENT
SEI Investments Fund Management

DISTRIBUTOR
SEI Investments Distribution Co.

LEGAL COUNSEL
Morgan, Lewis & Bockius LLP

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP

THIS ANNUAL REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE TRUST AND MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS. SHARES OF THE SEI FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC), THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THE SHARES INVOLVES RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

FOR MORE INFORMATION CALL 1o800oDIALoSEI/1o800o342o5734

[SEI logo omitted]

INVESTMENTS
DISTRIBUTION
CO.
Oaks, PA 19456
800-DIAL-SEI/800-342-5734

SEI-F-087 (9/00)